UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/12

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 85.24%

Corporate-Backed 5.20%

Beaver Cnty PA Indl Dev Auth Pollutn Ctrl Ser A Rmkt	2.70%		4/1/2035	BBB-	$10,000	$10,058,300
Beaver Cnty PA Indl Dev Auth Pollutn Ctrl Ser B Rmkt	2.50%		12/1/2041	BBB-	10,000	9,987,400
Burke Cnty GA Dev Auth Pollutn Ctrl Oglethorpe Pwr Vogtle Pj Ser A	2.50%		1/1/2040	A	6,500	6,520,800
Burke Cnty GA Dev Auth Pollutn Ctrl Pwr Ctrl Plant	1.75%		12/1/2049	A	15,000	15,172,200
Burke Cnty GA Dev Auth Pollutn Ctrl Transmission Corp	1.25%		1/1/2052	AA-	7,250	7,313,945
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%		10/1/2032	A	10,000	10,223,800
CA St Muni Fin Auth Wst Mgmt Inc Pj Ser A	2.00%		2/1/2019	BBB	4,000	4,095,760
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%		6/1/2034	BBB+	2,000	2,124,080
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%		4/1/2029	A1	7,500	7,804,125
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	4.25%		6/1/2017	A+	2,590	2,884,483
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%		6/1/2015	A+	5,275	5,755,975
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2017	A+	3,365	3,926,080
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	1.88%	#	6/1/2013	A+	5,000	5,030,700
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%		6/1/2018	A+	8,000	9,264,320
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.125%		12/1/2029	BBB	4,500	4,505,175
Gulf Coast TX Wst Disp Auth US Steel Corp Pj	5.75%		9/1/2017	BB	6,850	7,138,590
Mobile AL Indl Dev Brd Pollutn Ctrl AL Pwr Co Rmkt	1.65%		6/1/2034	A	3,000	3,024,390
Navajo Cnty AZ Polltn Ctrl Corp AZ Pub Svc Co Cholla Ser A	1.25%		6/1/2034	Baa1	6,000	6,016,680
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%		9/1/2013	BBB	4,250	4,316,173
Valdez AK Marine Terminal Rev BP Pipelines Inc Pj Rmkt	5.00%		1/1/2018	A	10,000	11,677,200

Total						136,840,176

Education 5.66%

AZ Brd of Regents COP Univ AZ Ser B	4.00%		6/1/2017	AA-	2,050	2,272,425
AZ Brd of Regents COP Univ AZ Ser B	4.00%		6/1/2018	AA-	2,140	2,394,446
AZ Brd of Regents COP Univ AZ Ser C	5.00%		6/1/2017	AA-	5,750	6,618,595
AZ Brd of Regents COP Univ AZ Ser C	5.00%		6/1/2018	AA-	3,215	3,762,772
CA St Univ Rev Systemwide Ser A	5.00%		11/1/2020	Aa2	5,000	6,195,750
Cleveland OH St Univ	5.00%		6/1/2018	A+	1,000	1,180,010
Cleveland OH St Univ	5.00%		6/1/2019	A+	1,265	1,515,723
Harris Cnty TX Cultural Ed Facs Fin Corp Mtg Baylor College Ser B	1.18%	#	11/15/2045	A-	10,000	10,011,500
Hudson Cnty NJ	1.00%		12/6/2013	NR	25,000	25,118,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%		7/1/2036	Aa1	$5,250	$5,363,138
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%		10/1/2014	A	1,595	1,657,492
MA St Hlth & Edl Facs Auth Amherst College Ser K-2	1.70%		11/1/2038	Aaa	4,850	4,956,846
NC Cap Facs Fin Agy High Point Univ	4.00%		5/1/2016	BBB+	1,770	1,931,052
NC Cap Facs Fin Agy High Point Univ	4.00%		5/1/2017	BBB+	2,785	3,081,630
NC Cap Facs Fin Agy High Point Univ	5.00%		5/1/2018	BBB+	1,640	1,915,290
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%		4/1/2036	AA	14,000	14,515,760
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa1	1,000	1,041,700
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%		7/1/2014	A2	4,000	4,279,600
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%		7/1/2015	AA-	1,565	1,735,460
NY St Dorm Auth Rev St. John’s Univ Ser A ETM (NPFGC)	5.00%		7/1/2014	A-	2,000	2,139,800
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	4.00%		10/1/2014	A-	500	517,370
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2015	A-	800	859,480
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2016	A-	1,000	1,097,370
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2018	A-	2,500	2,727,350
SC Edl Facs Auth Furman Univ	4.00%		10/1/2015	A1	1,000	1,077,530
Univ of CA Rev Ser AB	5.00%		5/15/2020	Aa1	7,160	8,917,780
Univ of NC Chapel Hill Ser B	0.893%	#	12/1/2041	Aaa	25,000	25,138,250
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2014	AAA	1,400	1,496,992
Univ of TX Rev Fing Sys Ser D	4.00%		8/15/2014	AAA	1,000	1,058,690
Wayne St Univ MI Rev Ser A	5.00%		11/15/2015	Aa2	3,975	4,355,288

Total						148,933,589

General Obligation 17.32%

AK Muni Bd Bk Auth Ser A1	3.00%		3/1/2014	Aa2	1,000	1,030,720
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%		11/1/2013	A+	7,210	7,495,300
Bedford Pk Vlg IL (AG)	5.00%		12/1/2013	AA-	1,275	1,318,860
Boston MA Ser A	5.00%		4/1/2014	Aaa	1,500	1,586,145
CA St	5.00%		9/1/2018	A1	7,500	9,009,000
CA St Sch Cash Reserve Pg Auth Ser D	2.00%		2/1/2013	NR	20,000	20,022,600
CA St Var Purp	5.00%		9/1/2018	A1	8,050	9,669,660
CA St Var Purp	5.00%		11/1/2018	A1	12,150	14,648,769
CA St Var Purp	5.00%		9/1/2018	A1	3,750	4,504,500
Carmel IN 2002 Sch Bldg Fin Corp (AGM)	4.75%		7/15/2019	AA	6,105	6,965,561
Centennial Auth NC Rev (AG)	5.00%		9/1/2014	Aa2	3,460	3,668,119
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%		12/1/2014	A+	2,255	2,453,801
Chicago IL Ser A	5.25%		1/1/2022	Aa3	5,135	5,845,479
Chicago IL Ser A (AGM)	5.00%		1/1/2017	AA-	9,000	9,710,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%		6/15/2016	AA-	$7,500	$8,535,900
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%		12/1/2014	Aa3	1,690	1,801,168
Cook Cnty IL Ser A	5.00%		11/15/2017	AA	5,010	5,824,325
Cook Cnty IL Ser A (AMBAC)	5.00%		11/15/2014	AA	1,000	1,070,590
CT St Ser A (SIFMA)	1.05%	#	5/15/2018	AA	4,000	4,061,760
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%		12/1/2014	AA	3,500	3,719,940
Detroit MI Dist St Aid	5.00%		11/1/2015	AA	6,775	7,404,668
Dist of Columbia Ser E ETM (BHAC)	5.00%		6/1/2014	AA+	1,500	1,598,340
Douglas Cnty NE Sch Dist No 17	4.00%		11/15/2018	Aa1	5,085	5,920,160
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,078,580
FL St Brd of Ed Pub Ed Ser C GTD	5.00%		6/1/2014	AAA	250	266,060
FL St Dept of Transn Ser B	5.00%		7/1/2020	AAA	9,330	11,553,805
Frederick Cnty MD Pub Facs	4.00%		8/1/2018	AA+	6,820	7,870,621
Harris Cnty TX Ser A	5.00%		10/1/2019	AAA	4,600	5,681,736
Harris Cnty TX Ser A	5.00%		10/1/2020	AAA	4,800	5,999,616
Hartford CT	5.625%		2/1/2013	A1	590	592,248
Hawaii Cnty HI Ser A (AMBAC)	5.00%		7/15/2014	Aa2	1,750	1,872,150
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%		7/1/2014	Aa1	2,475	2,644,141
Houston TX Ser A	5.00%		3/1/2018	AA	7,365	8,838,295
IL St	5.00%		8/1/2016	A	7,000	7,865,200
IL St 1st Ser (AGM)	5.50%		5/1/2016	AA-	7,000	7,929,110
IL St Ser A	3.00%		1/1/2018	A	10,000	10,526,400
IL St Unref Ser A	5.00%		10/1/2017	A	4,575	4,721,263
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%		1/1/2015	AA-	9,450	9,932,800
Kansas City MO Ser A	4.00%		2/1/2018	AA	9,000	10,294,380
Katy TX Indpt Sch Dist Ser C PSF GTD	0.793%	#	8/15/2036	AAA	20,000	20,125,600
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%		1/1/2015	A+	2,035	2,143,873
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%		7/1/2014	Aa2	70	74,665
MD St Loc Facs Ln 2nd Ser	4.50%		8/1/2020	AAA	10,000	12,309,400
Metro Transn Auth NY Ser B (NPFGC)	5.50%		1/1/2013	AA-	25	25,000
Miami-Dade Cnty FL Seaport Ser C	4.25%		10/1/2017	Aa2	6,320	7,237,222
Mississippi St Dev Bk Spl Oblig Marshall Cnty Indl Dev Auth	5.00%		1/1/2018	AA-	2,225	2,618,113
MN St Hwy & Var Purp	5.00%		8/1/2014	AA+	1,200	1,288,152
MN St Ser A	5.00%		10/1/2017	AA+	8,675	10,362,374
New York City NY Ser D(a)	5.00%		8/1/2018	AA	10,000	12,037,200
Newark NJ Ser D	2.00%		12/11/2013	NR	3,360	3,378,984
OH St Common Sch Ser A	5.00%		9/15/2018	AA+	6,200	7,512,602
OH St Common Sch Ser C	5.00%		9/15/2020	AA+	10,080	12,618,749
OH St Common Sch Ser C	5.00%		9/15/2014	AA+	8,525	9,186,114
OH St Infrastr Impt	5.35%		8/1/2014	AA+	1,000	1,077,800
PA St 2nd Ser	5.00%		2/15/2015	AA	11,400	12,484,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Pittsburgh PA Pub Schs Dist Ser A	4.00%		9/1/2018	A1	$7,090	$7,957,887
Portsmouth VA Nts Ser C	3.00%		7/15/2014	Aa2	7,500	7,606,050
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%		7/1/2014	Baa3	4,025	4,185,074
Ramsey Cnty MN Cap Impt Ser B	5.00%		2/1/2016	AAA	4,785	5,433,367
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1	5,500	6,076,895
RI St & Providence Plantations Consolidated Dev Ln
Cap Dev Ln Ser A	5.00%		8/1/2017	AA	5,000	5,875,000
RI St & Providence Plantations Consolidated Dev Ln Cap Dev Ln Ser A	5.00%		8/1/2018	AA	5,000	6,003,650
Rockland Cnty NY Rans Ser B	3.75%		6/28/2013	NR	6,000	6,066,960
San Francisco CA City & Cnty Ser R1	5.00%		6/15/2018	AA	8,725	10,565,539
Seaside Heights NJ Spl Emergency Nts	2.00%		12/19/2013	NR	4,100	4,125,502
Shelby Cnty TN Ser A	4.75%		3/1/2018	AA+	5,525	6,573,258
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%		8/15/2014	AAA	1,000	1,074,770
Suffolk Cnty NY	2.00%		8/14/2013	NR	15,000	15,133,950
Territory of Guam Ser A	5.75%		11/15/2014	B+	1,740	1,775,618
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2014	BBB	2,750	2,904,522
Waterbury CT (AG)	4.00%		9/1/2014	AA-	1,700	1,789,998
Williamson Cnty TX Limited Tax	4.00%		2/15/2018	AAA	3,000	3,454,050
Williamson Cnty TX Limited Tax	4.00%		2/15/2019	AAA	5,000	5,835,700
Woonsocket RI	7.125%		6/15/2016	B2	3,365	3,457,134

Total						455,907,490

Health Care 11.93%

Abag CA Fin Auth for Nonprofit Corps Episcopal Sr Cmntys Ser C-2	2.50%		7/1/2019	BBB	2,625	2,573,944
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%		11/15/2016	NR	10,000	10,299,900
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2013	CC	2,000	1,625,820
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2017	CC	4,000	2,770,520
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%		9/1/2014	Aa3	9,440	10,153,664
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.18%	#	5/15/2038	Aa3	4,000	4,002,480
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,098,300
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%		7/1/2027	A	3,500	3,703,560
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser B	1.93%	#	7/1/2042	BBB+	9,250	9,274,512
CA Hlth Facs Fing Auth Lucile Salter Packard Children’s Hosp	1.45%		8/15/2023	AA	3,500	3,525,655
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%		8/15/2014	AA-	1,205	1,292,254
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2013	BBB	1,160	1,163,550
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%		2/1/2014	BBB	1,220	1,268,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

CA St Hlth Facs Fing Auth City of Hope Ser A	5.00%	11/15/2017	A+		$1,050	$1,232,522
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB		1,075	1,099,553
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB-		555	586,152
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser B-2	4.00%	10/1/2018	NR		6,000	6,032,460
Carmel IN Rev Temps-65-Barrington Carmel Pj Ser C-2	5.25%	11/15/2018	NR		1,750	1,764,893
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		2,275	2,471,401
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,112,080
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA-		5,500	5,937,745
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,255,005
CO Hlth Facs Auth Rev Total Long Term Care Natl Ser A	4.25%	11/15/2015	BBB-	(c)	900	945,027
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2018	A+		2,705	3,146,456
CT St Hlth & Edl Facs Auth Lawrence & Mem Hosp Ser S	5.00%	7/1/2019	A+		2,835	3,337,135
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A-		2,050	2,173,943
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A-		1,980	2,158,022
Duluth MN Econ Dev Auth Hlthcare Facs St. Luke’s Hosp Auth	4.75%	6/15/2022	NR		5,000	5,196,700
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB	(c)	2,965	3,069,457
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB	(c)	2,950	3,136,853
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,708,495
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,129,540
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,232,033
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,125,471
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,158,280
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,105	3,269,254
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-2	1.60%	11/15/2036	AA+		11,500	11,728,505
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-		3,680	3,771,301
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-		3,600	3,776,220
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-		2,855	3,023,788
Kaweah CA Delta Hlthcare Dist	5.00%	6/1/2017	A3		2,000	2,234,000
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,356,500
LA Pub Facs Auth Rev CHRISTUS Hlth Ser A	5.00%	7/1/2014	A+		3,000	3,168,960
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2017	BBB+		2,000	2,289,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%		7/1/2018	BBB+	$5,090	$5,917,787
MA St Dev Fin Agy Ser B2	6.25%		6/1/2014	NR	3,240	1,930,424
MI St Hosp Fin Auth Ascension Hlth Sub Credit Ser A-3 Rmkt(b)	1.87%		11/1/2027	AA	20,000	20,260,900
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%		2/15/2015	AA-	1,335	1,443,482
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%		11/15/2013	A+	2,130	2,204,763
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%		11/15/2014	A+	2,140	2,291,469
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%		6/1/2014	Aa2	1,000	1,044,720
NC St Med Care Commn Wake Forest Baptist Ser C	0.87%	#	12/1/2033	AA-	5,000	5,006,400
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%		7/1/2019	BBB+	10,000	11,764,600
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%		7/1/2016	BB+	3,160	3,410,493
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	5.00%		7/1/2017	BB+	3,850	4,189,878
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%		8/15/2015	AA-	4,670	5,101,975
Oklahoma Cnty OK Fin Auth Rev Epworth Villa Pj Ser A	5.00%		4/1/2023	NR	2,150	2,275,410
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr	5.00%		7/1/2017	BB+	5,000	5,481,150
OR St Facs Auth Rev Legacy Hlth Pj Ser A	5.00%		5/1/2017	A+	4,040	4,608,064
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%		3/15/2014	A+	70	73,331
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%		5/15/2014	Aa3	3,965	4,211,702
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%		7/1/2014	AA-	2,420	2,536,402
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%		7/1/2015	BBB-	1,500	1,588,545
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%		7/1/2016	BBB-	1,500	1,610,070
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%		7/1/2017	BBB-	1,500	1,624,530
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.00%		7/1/2018	BBB-	8,385	9,117,597
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%		7/1/2016	A-	3,385	3,669,814
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	5.00%		7/1/2017	A-	2,555	2,761,546
Rochester MN Hlthcare Fac Mayo Clinic Ser B	4.00%		11/15/2038	AA	5,500	6,325,660
San Buenaventura CA Cmnty Mem Hlth Sys	5.00%		12/1/2016	BB	1,750	1,946,403
San Buenaventura CA Cmnty Mem Hlth Sys	5.25%		12/1/2017	BB	1,750	1,984,798
San Buenaventura CA Cmnty Mem Hlth Sys	5.75%		12/1/2018	BB	1,800	2,103,264
Sartell MN Hlthcare & Hsg Facs Country Manor Campus LLC Pj Ser A	4.00%		9/1/2020	NR	2,300	2,304,416
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%		11/1/2013	BBB-	1,685	1,744,481
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%		11/1/2014	BBB-	1,035	1,108,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

SD St Hlth & Edl Facs Auth Regl Hlth	5.00%		9/1/2014	A1	$1,000	$1,069,210
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%		9/1/2014	AA	1,500	1,605,630
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.00%		12/1/2022	NR	3,400	3,649,866
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%		1/1/2017	NR	4,350	4,351,000
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%		11/1/2015	A3	3,215	3,537,239
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%		8/15/2025	A3	3,000	3,175,140
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	5.125%		8/15/2027	A3	9,000	10,075,860
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%		4/1/2014	AA-	1,300	1,347,827
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%		8/15/2013	A-	5,000	5,137,100

Total						313,971,583

Housing 0.31%

CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%		8/1/2014	Aa3	3,220	3,221,481
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%		11/1/2013	NR	5,000	5,011,300

Total						8,232,781

Lease Obligations 10.70%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%		9/1/2014	AA-	1,500	1,640,010
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%		7/1/2014	Aa2	3,500	3,660,405
CA Golden Empire Schs Fing Auth Kern High Sch Dist	0.58%	#	5/1/2013	NR	20,000	20,005,800
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%		11/1/2018	A2	2,000	2,358,420
CA St Pub Wrks Brd Var Cap Pjs Ser G-1	5.00%		10/1/2014	A2	14,175	15,187,095
CA St Pub Wrks Brd Var Cap Pjs Ser G-1	5.00%		4/1/2018	A2	2,800	3,253,796
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%		11/15/2014	A	5,320	5,624,517
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%		11/15/2015	A	5,420	5,867,096
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%		5/1/2018	AA-	3,000	3,569,250
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%		12/1/2013	AA	1,700	1,773,542
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%		7/1/2016	Aa1	1,785	2,011,874
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%		1/1/2014	Aa2	4,205	4,398,808
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%		10/1/2014	AA-	5,500	5,947,425
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%		10/1/2015	Aa3	6,085	6,764,329
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%		11/1/2014	Aa3	2,815	3,038,905
Los Angeles CA Muni Impt Corp Cap Impt Ser A	5.00%		3/1/2018	A+	5,000	5,734,200
Los Angeles CA Muni Impt Corp Cap Impt Ser A	5.00%		3/1/2019	A+	9,500	11,018,005
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser A	5.00%		10/1/2017	A+	3,000	3,425,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser A	5.00%		10/1/2018	A+	$3,000	$3,461,160
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%		12/1/2013	A+	4,055	4,180,056
Los Angeles CA Unif Sch Dist Multi Pptys Ser A COP	4.00%		12/1/2014	A+	6,360	6,728,435
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%		6/1/2015	AA-	4,595	5,013,972
Los Angeles Cnty CA Cap Asset Leasing Corp Equip Pg Ser A	5.00%		12/1/2015	AA-	4,195	4,636,524
Los Angeles Cnty CA Pub Wrks Fin Auth Multi Cap Pjs II	5.00%		8/1/2019	AA-	1,000	1,192,110
MA St Ser A	0.79%	#	2/1/2015	AA+	2,500	2,516,050
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,205,950
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%		5/1/2014	Aa2	4,050	4,243,954
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2014	Aa3	2,000	2,155,240
MI St Fin Auth Rev Detroit Sch Dist	5.00%		6/1/2016	A+	11,500	12,587,210
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%		8/1/2014	Aa3	5,665	6,044,952
MN St Gen Fd Rev Appropriation Ser B	5.00%		3/1/2018	AA	8,000	9,613,760
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%		1/15/2014	AA-	3,000	3,144,660
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%		9/1/2029	AA-	5,000	5,499,700
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%		3/1/2014	A+	2,625	2,771,974
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%		9/1/2020	AA-	1,830	1,950,377
NJ St Econ Dev Auth Ser II	5.00%		3/1/2017	A+	20,000	23,012,000
NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%		9/1/2014	AA-	2,975	3,193,216
NJ St Equip Lease Purchase Ser A COP	5.00%		6/15/2015	A+	3,150	3,314,682
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%		12/15/2016	A+	1,225	1,438,346
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%		12/15/2014	AA-	2,910	3,214,066
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%		7/1/2014	AA-	1,425	1,499,029
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	7,075	7,437,098
NY St Thwy Auth Loc Hwy & Brdg	5.00%		4/1/2018	AA-	7,500	8,926,725
Palm Beach Cnty FL Sch Brd Ser A Term Rate COP	5.00%		8/1/2032	Aa3	2,500	2,839,925
Philadelphia PA Redev Auth Transformation Initiative	5.00%		4/15/2017	A2	1,135	1,287,465
Philadelphia PA Redev Auth Transformation Initiative	5.00%		4/15/2018	A2	1,670	1,931,622
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%		7/1/2016	BBB	4,145	4,418,114
Sacramento CA Unif Sch Dist Ser A Rmkt COP (AGM)	3.13%	#	3/1/2040	A3	3,550	3,558,698
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%		12/1/2014	AA+	1,000	1,068,960
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%		4/15/2016	A+	1,665	1,800,514
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%		4/15/2017	A+	1,250	1,365,475
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	4.00%		4/15/2018	A+	2,100	2,317,182
San Francisco CA City & Cnty Ser B COP	5.00%		9/1/2017	AA-	12,640	14,684,899
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%		11/15/2014	AA	2,670	2,885,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AA-	$1,000	$1,037,370
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (NPFGC)	5.00%	1/15/2014	Aa2	2,705	2,829,971
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	3,270	3,432,029

Total					281,718,340

Other Revenue 5.29%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2015	Ba2	1,580	1,684,564
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,105,850
Farmington NM Pollutn Ctrl Rev El Paso Elec	1.875%	6/1/2032	BBB	5,000	5,015,750
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,540,128
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,340,150
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,692,601
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	10,000	10,247,700
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%	2/1/2014	BBB	4,000	4,080,160
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2022	A1	4,040	4,774,674
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	BBB-	10,000	10,398,300
MI St Fin Auth Sch Dist	5.00%	6/1/2015	A+	1,700	1,825,545
MI St Fin Auth Sch Dist	5.00%	6/1/2016	A+	1,600	1,751,264
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%	12/1/2013	BBB	3,000	3,065,760
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2014	BBB	4,060	4,227,718
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2015	BBB	4,535	4,782,566
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	5,000	5,096,300
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2017	A	6,175	7,078,526
NJ Econ Dev Auth El Dorado Ser A	0.40%	12/1/2021	BBB	6,710	6,710,000
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%	12/1/2038	BBB	3,000	3,118,410
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%	12/1/2037	BBB	12,000	12,473,640
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2018	A1	2,500	2,927,950
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,219,630
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,147,300
Puerto Rico Elec Pwr Auth Pwr Ser ZZ	5.00%	7/1/2018	BBB+	10,040	10,632,059
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	10,000	10,269,000

Total					139,205,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax 0.34%

Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%		12/1/2014	Aa3	$5,045	$5,301,841
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2017	BBB+	2,000	2,228,080
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2018	BBB+	1,250	1,401,650

Total						8,931,571

Tax Revenue 3.80%

Akron OH Cmnty Learning Ctrs Ser A	4.00%		12/1/2015	AA+	3,190	3,476,111
Akron OH Cmnty Learning Ctrs Ser A	4.00%		12/1/2016	AA+	4,090	4,550,779
Akron OH Cmnty Learning Ctrs Ser B	3.00%		12/1/2014	AA+	1,465	1,534,470
AL St Pub Sch & College Auth Ser A	5.00%		5/1/2015	Aa1	2,800	3,083,332
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%		7/1/2014	Aa3	1,610	1,727,514
CA St Econ Recovery Ser A ETM	5.25%		7/1/2014	Aaa	1,130	1,212,660
CA St Econ Recovery Unrefunded Bal Ser A	5.25%		7/1/2014	Aa3	3,870	4,152,471
Contra Costa CA Transn Auth Sales Tax	0.51%	#	3/1/2034	AA+	7,000	7,008,470
Des Moines IA Indpt Cmnty Sch Dist	5.00%		6/1/2015	A+	2,810	3,090,944
IL St Unemployment Ins Ser B	5.00%		12/15/2018	AA	5,000	5,676,000
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%		12/15/2014	AAA	7,000	7,618,170
Metro Transn Auth NY Dedicated Ser A	4.00%		11/15/2018	AA	4,490	5,202,518
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser E	5.00%		11/1/2016	AAA	5,500	6,386,490
NJ Econ Dev Auth Cigarette Tax ETM	5.375%		6/15/2014	Aaa	2,560	2,748,237
NJ St Econ Dev Auth	5.00%		6/15/2016	BBB+	1,880	2,090,861
NJ St Econ Dev Auth	5.00%		6/15/2018	BBB+	8,500	9,743,550
NJ St Econ Dev Auth	5.00%		6/15/2017	BBB+	3,000	3,393,390
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%		4/1/2015	AAA	2,475	2,729,381
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%		3/15/2017	AAA	10,000	11,666,900
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%		9/1/2014	A	2,000	2,102,040
PA St Econ Dev Fing Auth Unemployment Compensation Rev Ser B	5.00%		7/1/2021	Aaa	3,500	4,144,385
Volusia Cnty FL Sch Brd (NPFGC)	5.00%		10/1/2013	BBB+	4,150	4,205,319
WV Sch Bldg Auth	5.00%		7/1/2014	AAA	2,290	2,442,606

Total						99,986,598

Tobacco 1.54%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%		6/1/2014	A1	5,500	5,744,365
IL Railsplitter Tob Sttlmnt Auth	5.00%		6/1/2015	A	8,085	8,777,804
IL Railsplitter Tob Sttlmnt Auth	5.25%		6/1/2021	A	5,020	6,052,463
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%		6/1/2023	B1	7,500	7,468,875
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%		6/1/2018	A3	5,000	5,668,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tobacco (continued)

NY Tob Sttlmnt Fing Corp Asset Bkd Ser A	5.00%		6/1/2017	AA-	$5,850	$6,801,678

Total						40,513,435

Transportation 8.15%

Bay Area CA Toll Auth Toll Bridge San Francisco Bay Area Ser D-1 Rmkt	1.041%	#	4/1/2045	AA	15,000	15,107,100
Bay Area CA Toll Auth Toll Bridge San Francisco Bay Area Ser E-3	0.83%	#	4/1/2047	AA	8,000	8,004,640
Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%		1/1/2034	A-	2,725	2,929,321
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%		12/1/2014	AA	10,000	10,881,600
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%		11/1/2014	A+	2,500	2,659,225
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%		7/1/2014	A2	2,455	2,638,339
Denver CO City & Cnty Arpt Rev Ser E (NPFGC)	6.00%		11/15/2013	A+	4,100	4,301,843
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%		9/1/2039	BBB	3,450	3,535,767
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%		9/1/2039	BBB	6,550	6,712,833
Fairfax Cnty VA Econ Dev Auth Spl Tax Silver Line Phase I Pj	5.00%		4/1/2017	AA	2,000	2,316,040
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%		6/1/2014	AA-	1,000	1,060,590
Harris Cnty TX Sr Lien Toll Rd Ser B	0.77%	#	8/15/2021	Aa3	4,000	4,005,840
Houston TX Arpt Sys Rev Sub Lien Ser B	5.00%		7/1/2017	A	1,500	1,756,410
IL St Toll Hwy Auth Sr Priority Ser A (AGM)	5.00%		1/1/2018	AA-	5,205	5,733,724
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%		10/1/2040	A-	3,750	3,779,175
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%		10/1/2040	A-	3,500	3,556,525
MA Bay Transn Auth Sr Ser C	5.25%		7/1/2013	AAA	75	76,853
MD St Dept of Transn	5.00%		6/1/2020	AAA	5,175	6,498,196
Metro Transn Auth NY Ser B	5.00%		11/15/2027	A	6,750	7,005,487
Metro Transn Auth NY Ser B	5.00%		11/15/2014	AA	1,000	1,085,130
Metro Transn Auth NY Ser F	5.00%		11/15/2018	A	3,235	3,860,228
Metro Transn Auth NY Ser G-4	0.983%	#	11/1/2030	A	7,500	7,490,850
NC St Grant Antic	4.00%		3/1/2023	AA	10,000	11,255,100
NJ St Tpk Auth Ser B	5.00%		1/1/2020	A+	5,000	6,013,950
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%		6/15/2015	A1	2,950	3,264,854
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%		12/15/2014	A+	5,000	5,465,800
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%		12/15/2018	A+	5,000	5,586,150
NY St Thwy Auth Secd Ser A-1	5.00%		4/1/2018	AA	3,405	4,052,733
NY St Thwy Auth Ser I	5.00%		1/1/2016	A+	500	558,490
NY St Thwy Auth Ser I	5.00%		1/1/2018	A+	1,250	1,466,888
OH St Major New St Infrastr Ser 2008-1	5.50%		6/15/2014	AA	1,460	1,566,901
Orlando & Orange Cnty FL Expwy Auth	5.00%		7/1/2018	A	4,000	4,756,280
PA St Tpk Commn Ser B	0.68%	#	12/1/2016	Aa3	10,000	10,010,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%		12/1/2013	Aa3	$825	$864,270
PA St Tpk Commn Sub Ser B	5.00%		6/1/2014	A-	3,250	3,442,660
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%		7/1/2014	AA-	5,000	5,236,300
South Jersey NJ Transn Auth Ser A-1	4.00%		11/1/2013	A-	4,000	4,098,320
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%		6/1/2017	A+	1,225	1,405,528
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%		6/1/2018	A+	1,280	1,495,923
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%		11/15/2021	A+	6,345	8,128,579
Triborough NY Bridge & Tunnel Auth Ser B	5.00%		11/15/2018	AA-	3,750	4,554,487
Triborough NY Bridge & Tunnel Auth Ser B	5.00%		11/15/2019	AA-	5,000	6,133,600
WA St Federal Hwy Grant Sr 520 Corridor Pg Ser F	5.00%		9/1/2017	AA	16,930	19,936,937
WI St Dept of Transn Rev Ser B (AMBAC)	5.00%		7/1/2013	AA+	20	20,471
WI St Dept of Transn Rev Ser B ETM (AMBAC)	5.00%		7/1/2013	Aa2	55	56,286

Total						214,366,223

Utilities 15.00%

Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%		2/15/2016	A1	675	754,697
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%		2/15/2017	A1	1,000	1,144,280
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%		2/15/2018	A1	2,900	3,394,682
Austin TX Elec Util Sys Rev (AGM)	5.00%		5/15/2014	AA-	1,875	1,993,519
AZ Salt River Pj Agric Impt & Pwr Dist Ser B	4.00%		1/1/2015	Aa1	2,550	2,728,755
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle Pj	1.40%		11/1/2048	A	4,000	4,034,480
Butler Cnty OH Swr Sys Rev (AGM)	5.00%		12/1/2013	Aa3	1,225	1,267,936
CA St Dept Wtr Res Ser N	5.00%		5/1/2020	AA-	3,780	4,694,420
Cent Plains NE Enrg Pj No 1 Ser A	5.00%		12/1/2014	B	3,050	3,270,393
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%		11/1/2013	AA-	2,500	2,578,975
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%		7/1/2017	A+	1,000	1,131,020
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%		7/1/2014	A+	1,000	1,048,700
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%		7/1/2015	A+	1,000	1,089,390
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%		7/1/2013	Aa1	180	184,473
Escambia Cnty FL Solid Wst Disp Gulf Pwr Co Pj	1.35%		4/1/2039	A	7,500	7,521,300
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%		6/1/2014	A+	5,000	5,337,900
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%		7/1/2014	AA-	5,180	5,532,395
Floyd Cnty GA Dev Auth Pwr Co Plt Hammond Rmkt	0.85%		7/1/2022	A	5,000	4,973,150
Guam Pwr Auth Rev Ser A (AGM)	5.00%		10/1/2019	AA-	1,000	1,173,830
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%		9/1/2025	A3	2,100	2,160,543
Houston TX Combined Util Sys 1st Lien (SIFMA)	0.88%	#	5/15/2034	AA	23,000	23,139,840
IL Fin Auth Gas Supply Peoples Gas Lt & Coke	2.125%		3/1/2030	A1	12,750	12,959,992
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Ser B	2.625%		2/1/2033	A1	4,000	4,101,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%		2/1/2014	A+	$1,000	$1,038,920
IN Fin Auth Pwr & Lt Co Ser C	4.90%		1/1/2016	A3	10,000	10,941,800
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%		6/1/2014	AA-	3,535	3,702,276
Intermountain Pwr Agy UT Ser A	5.50%		7/1/2014	A+	3,900	3,999,372
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%		10/1/2014	Aa3	1,000	1,070,660
Lakeland FL Enrg Sys Rev	0.88%	#	10/1/2017	AA	17,000	16,964,980
Long Island NY Pwr Auth Ser 2010A	5.00%		5/1/2014	A-	2,790	2,942,195
Long Island NY Pwr Auth Ser A	4.00%		5/1/2018	A-	3,940	4,455,194
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%		7/1/2014	AA-	4,410	4,490,791
Los Angeles CA Wst Wtr Sys Sub Ser A	5.00%		6/1/2018	AA	3,000	3,619,650
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A	1.65%		10/1/2033	A2	6,000	6,067,800
Louisville & Jefferson Cnty KY Metro Govt Louisville Gas & Elec Co Pj	1.15%		6/1/2033	A2	3,750	3,718,013
Louisville & Jefferson Cnty KY Metro Govt Louisville Gas Elec Ser B	1.60%		6/1/2033	A-	4,000	3,989,800
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%		5/15/2013	AA	5,000	5,067,950
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%		5/15/2014	AA	9,505	10,077,581
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%		7/1/2018	A+	4,415	5,260,031
Metro Wtr Dist of Sthrn CA Term Mode Ser E-2	3.00%		7/1/2035	AAA	6,000	6,343,320
Metro Wtr Dist of Sthrn CA Term Mode Ser E-3	3.50%		7/1/2037	AAA	9,515	10,477,442
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%		11/15/2013	BBB	2,855	2,961,349
MS St Business Fin Corp Coast Elec Pwr Assistance Ser C Rmkt	0.50%		5/1/2037	A	5,000	5,000,150
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2018	A	3,145	3,687,355
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2021	A	7,000	8,480,570
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	BBB+	5,000	5,310,200
NC Eastern Muni Pwr Agy Ser B	5.00%		1/1/2015	A-	1,000	1,084,900
NC Eastern Muni Pwr Agy Ser F	5.375%		1/1/2013	A-	50	50,000
NC Eastern Muni Pwr Agy Ser F	5.50%		1/1/2014	A-	5,000	5,249,550
NC St Muni Pwr Agy No 1 Catawba Elec Rev Ser A	5.00%		1/1/2018	A	15,000	17,594,700
NY St Enrg Resh & Dev Auth Pollutn Ctrl Rev Ser C	2.25%		12/1/2015	BBB+	10,000	10,322,400
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%		12/1/2038	Baa1	3,500	3,630,830
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	BBB-	5,400	6,022,296
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	2.25%		8/1/2029	BBB-	5,000	5,005,200
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%		6/1/2041	Baa1	4,000	4,116,080
OH St Wtr Dev Auth Pollutn Ctrl Var Ln Fd Nts Ser 2012	0.53%	#	7/15/2035	AAA	7,500	7,501,350
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%		1/1/2014	Baa3	1,000	1,020,280
Peninsula VA Ports Auth Dominion Term Assoc Pj	2.375%		10/1/2033	A-	5,000	5,154,850
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%		8/1/2014	BBB+	3,000	3,197,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A		5.00%	7/1/2019	BBB-	$10,350	$10,632,658
Puerto Rico Elec Pwr Auth Pwr Ser ZZ		5.25%	7/1/2018	BBB+	10,000	10,712,600
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A		6.25%	6/1/2025	BBB	1,000	1,068,540
San Antonio TX Elec & Gas Rev Sys Jr Lien Ser C		2.00%	12/1/2027	Aa2	7,500	7,754,550
Sthn CA Pub Pwr Auth Rev Windy Point/Windy Flat Pj-1		5.00%	7/1/2022	AA-	7,225	8,765,226
Sthn MN Muni Pwr Agy Ser A (AMBAC)		5.25%	1/1/2015	A+	5,000	5,451,250
TN Enrg Acq Corp Ser A		5.00%	9/1/2013	A-	3,615	3,712,027
TN Enrg Acq Corp Ser A		5.25%	9/1/2018	A-	5,755	6,585,044
TN Enrg Acq Corp Ser A		5.25%	9/1/2020	A-	10,445	12,135,001
Truckee Meadows NV Wtr Auth		5.00%	7/1/2014	Aa2	10,420	11,011,648
Truckee Meadows NV Wtr Auth		5.00%	7/1/2015	Aa2	5,000	5,531,450
TX St Muni Gas Acq & Supply Corp III		5.00%	12/15/2018	A3	3,000	3,376,710
TX St Muni Gas Acq & Supply Corp III		5.00%	12/15/2019	A3	1,000	1,127,910
Vernon CA Elec Sys Rev Ser A		3.75%	8/1/2013	A-	7,900	7,977,183
Vernon CA Elec Sys Rev Ser A		5.25%	8/1/2014	A-	1,000	1,051,080
York Cnty VA Econ Dev Auth Elec & Pwr Ser A		4.05%	5/1/2033	A-	2,000	2,084,040

Total						394,811,142

Total Municipal Bonds (cost $2,199,992,300)						2,243,418,473

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s

SHORT-TERM INVESTMENTS 14.70%

Variable Rate Demand Notes

Corporate-Backed 0.47%

Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	1.02%	1/3/2013	1/1/2014	NR	505	505,000
MS Business Fin Corp Grand Alliance LLC Pj	0.74%	1/3/2013	1/1/2033	BBB	11,915	11,915,000

Total						12,420,000

Education 0.43%

Birmingham AL Edl Bldg Auth Miles College Pj Ser A	1.02%	1/3/2013	2/1/2029	Baa3	1,535	1,535,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	0.82%	1/3/2013	12/1/2020	Baa3	4,735	4,735,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

OH St Higher Edl Fac Rev Univ Dayton Pj Ser B	1.38%	1/3/2013	7/1/2016	A		$5,000	$5,027,650

Total							11,297,650

General Obligation 5.05%

IL St Ser B	2.00%	1/2/2013	10/1/2033	A		17,900	17,900,000
New York City NY Ser A-4	0.20%	1/2/2013	8/1/2038	AAA		43,750	43,750,000
New York City NY Sub Ser H-2	0.20%	1/2/2013	1/1/2036	BBB		32,160	32,160,000
New York City NY Sub Ser L-5	0.24%	1/2/2013	4/1/2035	AA		27,000	27,000,000
Puttable Floating Option Rcpts COP MT-690 (NPFGC)†	0.30%	1/3/2013	7/16/2023	A	(c)	11,995	11,995,000

Total							132,805,000

Health Care 4.06%

CO St Hlth Facs Auth Rev Hosp NCMC Inc Pj Ser A	0.20%	1/2/2013	5/15/2030	AA		27,115	27,115,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	0.74%	1/3/2013	7/1/2034	Baa3		4,045	4,045,000
MD St Hlth & Higher Edl Facs Auth (AG)	0.38%	1/3/2013	1/1/2038	AA-		13,110	13,110,000
NJ Hlthcare Facs Fing Auth Christian Hlthcare Ctr	0.34%	1/3/2013	7/1/2038	A-		8,935	8,935,000
Oakbend Med Ctr TX Hosp Rev	0.56%	1/2/2013	12/1/2038	Baa3		16,765	16,765,000
OK St Dev Fin Auth Integris Baptist Ser A-2 (AG)	0.15%	1/2/2013	8/15/2035	AA-		6,400	6,400,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.21%	1/2/2013	7/1/2036	A3		20,350	20,350,000
Santa Ana CA Hlth Fac Rev Multi Modal Twn & Country	0.24%	1/2/2013	10/1/2020	A-		8,700	8,700,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	0.87%	1/2/2013	2/1/2022	A3		1,340	1,340,000

Total							106,760,000

Housing 0.11%

Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	0.92%	1/3/2013	7/1/2018	BBB		2,805	2,805,000

Lease Obligations 2.03%

Glendale CA COP Var Police Bldg Pj	0.17%	1/3/2013	6/1/2030	AA+		19,100	19,100,000
Pima Cnty AZ Indl Dev Auth Lease†	0.18%	1/3/2013	7/1/2017	AA		9,300	9,300,000
Puttable Floating Option Tax Exempt Rcpts PT-4615	0.63%	1/3/2013	8/1/2029	BBB		25,000	25,000,000

Total							53,400,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue 0.42%

Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	0.16%	1/2/2013	6/1/2038	A2	$2,250	$2,250,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	0.87%	1/3/2013	8/1/2026	BBB+	8,850	8,850,000

Total						11,100,000

Tax Revenue 0.24%

MidCities CO Metro Dist No 1 Spl Rev Ser A	0.54%	1/3/2013	12/1/2020	A+	6,425	6,425,000

Transportation 1.20%

Orlando & Orange Cnty FL Expwy Auth Sub Ser B-2	0.19%	1/3/2013	7/1/2040	AA+	31,700	31,700,000

Utilities 0.69%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.25%	1/2/2013	6/1/2036	AA+	8,150	8,150,000
Vallejo CA Wtr Rev Ser A	0.33%	1/2/2013	6/1/2031	A+	10,140	10,140,000

Total						18,290,000

Total Short-Term Investments (cost $386,975,000)						387,002,650

Total Investments in Securities 99.94% (cost $2,586,967,300)						2,630,421,123

Cash and Other Assets in Excess of Liabilities 0.06%						1,600,338

Net Assets 100.00%						$2,632,021,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.09%

Corporate-Backed 5.59%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2		$2,300	$2,299,908
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		1,500	1,549,410
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,541,812
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	4,066,874
Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	Baa1		1,000	1,076,580
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,479,960
Beaver Cnty PA Indl Dev Auth Pollutn Ctrl Ser B Rmkt	2.50%	12/1/2041	BBB-		6,000	5,992,440
Burke Cnty GA Dev Auth GA Pwr Co Plant Vogtle	1.75%	12/1/2049	A		15,000	15,172,200
Charlotte NC Spl Facs Rev Charlotte/Douglas Intl Arpt AMT	5.60%	7/1/2027	NR		5,000	4,912,450
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	B-		3,300	3,707,385
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,757,862
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	BBB-		10,000	10,889,800
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2018	A+		10,000	11,580,400
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+		7,000	8,092,910
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+		12,600	14,531,454
Gulf Coast TX Indl Dev Auth CITGO Petroleum Pj AMT	4.875%	5/1/2025	BB+		4,000	4,060,200
IN St Fin Auth Envr US Steel Corp	6.00%	12/1/2019	BB		5,000	5,339,900
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-		1,000	971,900
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,991,901
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-		6,605	7,759,554
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-		3,500	3,836,945
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-		1,800	1,958,688
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,504,260
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		2,570	2,237,031
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(c)	750	768,323
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(c)	1,000	1,042,940
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,063,420
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		5,000	5,433,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)

New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	$2,730	$2,729,836
New York City NY Indl Dev Agy Sr TRIPS Ser A AMT	5.00%	7/1/2028	BBB-	3,500	3,734,255
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	1,000	1,004,200
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB	5,000	5,338,850
Niagara NY Area Dev Corp Solid Covanta Enrg Pj Ser B	4.00%	11/1/2024	Ba2	5,300	5,275,037
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	4.875%	9/15/2019	B	5,000	5,127,400
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.125%	9/15/2023	B	6,725	6,730,515
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B	13,820	13,839,348
PA St Econ Dev Fing Auth Wst Mgmt Pj	1.75%	12/1/2033	BBB	4,500	4,491,090
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR	2,400	2,426,880
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	2,450	2,574,460
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	6,000	6,607,440
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser B	5.00%	1/1/2021	A	2,800	3,367,140
Valdez AK Marine Terminal Rev BP Pipelines Pj Ser C	5.00%	1/1/2021	A	10,000	12,025,500
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,889,350
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	6,000	7,324,560
WI Pub Fin Auth Arpt Facs Sr Oblig Grp AMT	5.25%	7/1/2028	BBB-	3,750	4,025,250

Total					230,131,068

Education 4.98%

Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A	1,760	2,086,075
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2	1,100	1,185,833
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,946,185
AZ St Univ Brd Regents Ser C COP	5.00%	6/1/2020	AA-	5,000	5,967,200
AZ St Univ Brd Regents Ser C COP	5.00%	6/1/2021	AA-	6,745	8,067,290
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,447,724
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,132,334
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2024	Aa2	5,000	6,019,400
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB	1,000	991,560
Cleveland OH St Univ	5.00%	6/1/2024	A+	1,775	2,108,664
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	2,171,718
Dist of Columbia Univ Rev Georgetown Univ	5.00%	4/1/2030	A-	5,000	5,828,400
FL St Brd of Governors Univ Sys Ser A	3.50%	10/1/2028	Aa3	3,140	3,213,633
Fulton Cnty GA Dev GA Tech Athletic Assoc Ser A	5.00%	10/1/2022	A2	17,480	21,136,117
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	2,212,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

Hudson Cnty NJ	1.00%		12/6/2013	NR	$15,000	$15,071,100
IL Fin Auth Rev IL Inst Tech	6.50%		2/1/2023	Baa3	2,000	2,216,060
IL Fin Auth Rev IL Inst Tech Ser A	5.00%		4/1/2016	Baa3	2,500	2,636,600
IL Fin Auth Rev IL Inst Tech Ser A	5.00%		4/1/2020	Baa3	1,000	1,023,950
IL Fin Auth Rev Loyola Univ Chicago Ser B	5.00%		7/1/2025	A	8,620	10,206,856
IL Fin Auth Rev Univ of Chicago Ser B	5.50%		7/1/2021	Aa1	5,000	6,181,300
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%		11/15/2019	AAA	2,850	3,606,817
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%		6/15/2020	Ba3	2,500	2,669,400
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%		7/1/2018	NR	250	100,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%		12/1/2016	Baa3	1,235	1,362,378
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%		12/1/2018	Baa3	1,120	1,229,323
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%		4/1/2016	A-	1,000	1,130,080
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%		3/15/2018	AAA	660	806,197
NC Cap Facs Fin Agy High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,757,275
NC Cap Facs Fin Agy Meredith College	5.375%		6/1/2021	BBB	500	569,030
NH St Hlth & Ed Facs Auth Univ Sys Ser A	5.50%		7/1/2020	Aa3	1,890	2,294,687
NJ St Edl Facs Auth Higher Ed Cap Impt Fd Ser A (AGM)	5.00%		9/1/2019	AA-	4,270	4,560,403
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%		12/1/2019	Baa1	5,595	7,136,982
NY St Dorm Auth Rev Non St Supp Debt Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%		2/1/2022	BBB	2,500	2,648,500
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%		9/1/2024	B3	3,900	4,178,538
PA St Higher Edl Facs Auth Ser AG	5.25%		6/15/2018	Aa3	1,000	1,205,310
PA St Higher Edl Facs Auth Ser AH	5.00%		6/15/2019	Aa3	2,455	2,914,110
PA St Higher Edl Facs Auth Shippensburg Univ Student Svcs	5.00%		10/1/2030	BBB-	1,000	1,112,390
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%		9/1/2019	AA+	3,450	4,261,612
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2019	A-	1,000	1,098,150
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2020	A-	1,000	1,095,220
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%		10/1/2022	A-	350	381,825
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%		5/15/2018	Aa3	1,855	2,145,864
TX St Univ Sys Fing Rev	5.25%		3/15/2019	Aa2	5,000	5,981,000
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%		8/1/2018	Aa1	1,000	1,145,060
Univ of NC Chapel Hill Ser B	0.893%	#	12/1/2041	Aaa	15,000	15,082,950
Univ of Pittsburgh PA Cap Pj Ser B	5.00%		9/15/2019	Aa1	2,030	2,475,788
Univ of Toledo OH	5.00%		6/1/2018	A+	1,145	1,347,860
Univ of Toledo OH	5.00%		6/1/2019	A+	2,800	3,354,960
Univ of TX Perm Univ Fd Ser A	5.00%		7/1/2021	AAA	7,870	9,993,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	$5,000	$6,132,700
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA-	3,980	4,718,887

Total					205,348,079

General Obligation 18.72%

Anchorage AK Schs Ser B (NPFGC)(FGIC)	5.00%	10/1/2020	AA+	5,000	5,716,750
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	Baa3	2,335	2,742,084
Bellwood IL Vlg	5.875%	12/1/2027	NR	3,000	2,974,860
Bellwood IL Vlg	6.15%	12/1/2032	NR	2,770	2,735,403
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,486,861
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,688,975
CA St	5.00%	8/1/2018	A1	3,000	3,453,330
CA St	5.00%	2/1/2021	A1	20,940	25,813,157
CA St	5.00%	9/1/2021	A1	13,685	16,945,999
CA St	5.25%	9/1/2024	A1	10,000	12,128,700
CA St (AGM)	5.00%	8/1/2016	AA-	2,000	2,210,940
CA St Var Purp	5.00%	9/1/2021	A1	15,500	19,193,495
CA St Var Purp	5.25%	10/1/2020	A1	10,000	12,330,800
CA St Var Purp	5.25%	3/1/2022	A1	6,320	7,590,067
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	2,099,703
Chicago IL Ser C	5.00%	1/1/2025	Aa3	7,500	8,668,050
Clark Cnty NV Sch Dist Ltd Tax Ser A	5.00%	6/15/2016	AA-	7,595	8,644,021
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,805,434
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,689,021
Cook Cnty IL Ser A	5.00%	11/15/2020	AA	5,000	6,049,950
Cook Cnty IL Ser A	5.00%	11/15/2021	AA	5,000	6,058,950
Cook Cnty IL Ser C	5.00%	11/15/2019	AA	1,500	1,803,225
Cook Cnty IL Ser C	5.00%	11/15/2021	AA	8,435	9,967,133
Cook Cnty IL Ser C	5.00%	11/15/2022	AA	2,000	2,419,080
Cook Cnty IL Ser C	5.00%	11/15/2023	AA	2,000	2,390,200
CT St Ser B	5.00%	5/15/2022	AA	8,615	10,671,056
CT St Ser C	5.00%	6/1/2021	AA	10,000	12,521,900
CT St Ser D	5.00%	11/1/2018	AA	9,500	11,554,850
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,345,150
Delaware Vly PA Regl Fin Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,568,296
Detroit MI Dist St Aid	4.50%	11/1/2023	AA	13,105	14,389,683
Detroit MI Dist St Aid	5.00%	11/1/2018	AA	3,320	3,809,866
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	4,051,215
FL St Dept of Transn Ser B	5.00%	7/1/2021	AAA	7,760	9,665,778
Frederick Cnty MD Pub Facs	4.00%	8/1/2019	AA+	9,380	10,977,414
Frederick Cnty MD Pub Facs	4.00%	8/1/2020	AA+	9,720	11,484,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%		2/1/2024	A+	$3,285	$3,891,904
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%		2/15/2020	Aaa	2,000	2,419,140
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%		1/1/2020	AA+	5,000	6,139,550
Harris Cnty TX Road Ser B	5.00%		8/15/2024	AA-	5,000	5,909,200
Henry Cnty GA Sch Dist	4.50%		8/1/2022	AA+	5,000	6,108,650
HI St Ser DG (AMBAC)	5.00%		7/1/2015	AA	40	44,410
HI St Ser EF	5.00%		11/1/2021	AA	13,000	16,477,110
Houston TX Pub Impt Ser A (AMBAC)	5.00%		3/1/2018	Aa2	1,875	2,088,544
Houston TX Ser A	5.00%		3/1/2018	AA	10,000	12,000,400
IL St	5.00%		8/1/2018	A	9,000	10,432,980
IL St	5.00%		8/1/2023	A	5,350	6,145,920
IL St 1st Ser (NPFGC)	5.375%		4/1/2016	A	4,465	5,025,447
IL St 1st Ser (NPFGC)	5.50%		8/1/2016	A	2,255	2,572,887
IL St Ser A	4.00%		1/1/2022	A	15,000	16,015,800
IL St Unref Ser A	5.00%		10/1/2017	A	4,035	4,163,999
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%		6/1/2019	AA-	2,730	3,215,858
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.50%		1/1/2024	AA-	5,270	5,995,732
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%		1/1/2023	AA-	2,700	2,977,587
Katy TX Indpt Sch Dist Ser C PSF GTD	0.793%	#	8/15/2036	AAA	17,500	17,609,900
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%		8/1/2016	A1	2,585	2,643,059
King Cnty WA Sch Dist No 414 Lake Washington	5.00%		12/1/2019	AA+	2,500	3,038,675
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%		12/1/2016	Aaa	4,125	4,804,181
LA St Ser A	5.00%		9/1/2022	Aa2	5,120	6,432,870
Los Angeles CA Ser A	5.00%		9/1/2020	AA-	6,145	7,620,169
Los Angeles CA Ser A	5.00%		9/1/2021	AA-	5,180	6,461,014
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%		7/1/2025	Aa2	6,290	7,045,618
MD St Loc Facs Ln 2nd Ser	4.50%		8/1/2019	AAA	10,000	12,172,000
Metro Govt Nashville & Davidson Cnty TN	5.00%		1/1/2018	Aa1	8,325	9,946,960
Metro Govt Nashville & Davidson Cnty TN	5.00%		7/1/2022	Aa1	10,380	13,266,263
Metro Govt Nashville & Davidson Cnty TN Unref Ser A	5.00%		5/15/2020	Aa1	4,450	5,181,224
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%		7/1/2019	Aa2	3,225	3,924,793
MN St Trunk Hwy Ser B	5.00%		10/1/2017	AA+	5,000	5,972,550
MS St Dev Bk Sp Oblig Marshall Cnty Indl Dev Auth	5.00%		1/1/2020	AA-	1,855	2,247,407
MS St Dev Bk Sp Oblig Marshall Cnty Indl Dev Auth	5.00%		1/1/2021	AA-	2,185	2,665,110
New York City NY Ser B	5.00%		8/1/2022	AA	10,000	12,335,300
New York City NY Ser D(a)	5.00%		8/1/2021	AA	15,000	18,771,000
New York City NY Ser I	5.00%		8/1/2021	AA	15,000	18,771,000
New York City NY Sub Ser A-4	5.00%		8/1/2023	AA	11,850	14,533,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

OH St Higher Ed Bds Ser C	5.00%	8/1/2020	AA+	$16,870	$21,082,776
OH St Higher Ed Bds Ser C	5.00%	8/1/2022	AA+	13,550	17,143,460
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	AA	4,500	5,419,800
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,414,017
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA-	2,245	2,434,949
PA St 1st Ser	5.00%	7/1/2019	AA	9,900	12,228,777
Peralta CA Cmnty College Dist	5.00%	8/1/2021	AA-	3,000	3,650,520
Pittsburgh PA Pub Sch Dist Ser A	4.00%	9/1/2019	A1	5,900	6,663,460
Pittsburgh PA Pub Sch Dist Ser A	4.00%	9/1/2020	A1	5,575	6,307,945
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,600,560
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	BBB	6,490	6,883,878
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	BBB	10,000	10,050,700
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs Ser C GTD	5.75%	7/1/2022	BBB	9,305	9,921,363
RI St & Providence Plantations Consolidated Cap Dev Ln Ser A	5.00%	8/1/2019	AA	16,945	20,740,002
San Francisco CA City & Cnty Unif Sch Dist	4.00%	6/15/2021	Aa2	9,740	11,524,952
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	3,133,490
Shelby Cnty TN Ser A	5.00%	4/1/2019	AA+	1,200	1,474,224
Territory of Guam Ser A	5.75%	11/15/2014	B+	870	887,809
Territory of Guam Ser A	6.75%	11/15/2029	B+	6,475	7,229,532
WA St Gen Oblig Unltd Var Purp-Ser A	5.00%	8/1/2022	AA+	14,245	17,826,193
WA St Ser 2010C	5.00%	1/1/2024	AA+	5,000	6,021,200
WI St Ser 1 (NPFGC)	5.00%	5/1/2019	AA	10,000	10,985,000
WI St Ser 2	5.00%	11/1/2020	AA	5,000	6,249,750
Williamson Cnty TX Limited Tax	4.00%	2/15/2020	AAA	10,080	11,871,014
Williamson Cnty TX Limited Tax	5.00%	2/15/2021	AAA	5,640	7,103,411
Woonsocket RI	7.125%	6/15/2016	B2	3,785	3,888,634
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA-	1,000	1,126,980
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA-	1,195	1,337,516

Total					770,915,466

Health Care 14.58%

Abag CA Fin Auth for Nonprofit Corps Episcopal Sr Cmntys Ser C-3	2.15%	7/1/2019	BBB	3,000	2,940,960
Alachua Cnty FL Hlth Facs Auth Bonita Spring Ser B2	7.125%	11/15/2016	NR	10,000	10,299,900
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	2,023,980
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	6,000	6,050,100
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	A3	200	223,492
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	CC	8,250	5,714,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

AZ St Hlth Facs Auth Hosp Phoenix Children’s Hosp Ser A	5.00%	2/1/2030	BBB+		$6,000	$6,669,780
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+		1,000	1,184,180
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.25%	11/15/2016	Baa2		2,605	2,852,423
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR		5,200	5,354,232
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A		1,450	1,577,702
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2022	BBB+		1,540	1,801,246
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2023	BBB+		1,000	1,155,770
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2024	BBB+		2,000	2,298,740
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2025	BBB+		4,880	5,573,448
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2026	BBB+		3,705	4,201,433
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2027	BBB+		4,000	4,507,360
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2029	BBB+		1,300	1,447,641
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	8/15/2024	AA-		6,920	8,306,076
CA Hlth Facs Fing Auth City of Hope Ser A	4.00%	11/15/2020	A+		1,450	1,640,849
CA Hlth Facs Fing Auth City of Hope Ser A	5.00%	11/15/2023	A+		1,470	1,735,894
CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-		2,000	2,578,500
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-		2,000	2,377,840
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	BBB		2,000	2,189,340
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	BBB		2,245	2,503,534
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB-		1,600	1,861,024
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp Ser B	5.25%	2/15/2027	BBB		12,500	13,042,750
Carmel IN Rev Temps-65-Barrington Carmel Pj Ser C-2	5.25%	11/15/2018	NR		1,750	1,764,893
Charlotte-Mecklenburg Hosp Auth NC Carolinas Hlthcare Ser A	5.00%	1/15/2019	AA-		4,455	5,119,151
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,701,285
CO Hlth Facs Auth Rev Christian Living Cmnty	5.125%	1/1/2030	NR		600	621,192
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		6,000	7,108,380
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,555	7,729,132
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2032	NR		1,200	1,253,316
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	1,052,950
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA-		1,000	1,061,010
Duluth MN Econ Dev Auth Hlthcare St. Luke’s Hosp Auth Oblig Grp	5.75%	6/15/2032	NR		4,250	4,523,742
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(c)	3,085	3,446,716
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		4,615	4,675,687
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB	(c)	3,535	3,994,338
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB	(c)	2,000	2,298,140
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	4,295,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Hanover Cnty VA Econ Dev Auth Covenant Woods Ser A	4.50%	7/1/2030	NR		$2,790	$2,743,547
HI St Dept of Bdgt & Fin Spl Purp Kahala Nui	5.00%	11/15/2027	BBB-	(c)	1,500	1,616,130
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	2,032,480
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,700,431
IL Fin Auth Rev Ascension Hlth Ser E-2	5.00%	11/15/2042	AA+		3,000	3,488,670
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA-		1,000	1,106,980
IL Fin Auth Rev Hosp Sisters Svcs Inc Ser C	5.00%	8/15/2021	AA-		5,510	6,609,190
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,903,713
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+		1,000	1,151,900
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+		3,000	3,524,820
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+		4,000	4,774,960
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2		1,000	1,207,870
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA-		2,000	2,216,660
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA-		2,000	2,269,140
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA		1,765	2,020,801
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR		690	736,761
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA-		4,350	4,991,668
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA-		4,400	5,126,836
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.25%	1/1/2024	NR		895	917,617
Kansas City MO Indl Dev Auth 1st Mtg Bishop Spencer Ser A	6.50%	1/1/2035	NR		2,500	2,551,600
Kaweah CA Delta Hlthcare Dist	5.00%	6/1/2020	A3		2,000	2,286,740
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+		3,275	3,505,167
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-		1,580	1,907,771
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-		1,775	2,078,880
KY St Econ Dev Fin Auth Facs Masonic Homes of Kent	5.375%	11/15/2032	NR		2,385	2,465,088
LA Pub Facs Auth Rev CHRISTUS Hlth Ser A	5.25%	7/1/2020	A+		3,200	3,682,912
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB-		7,500	8,444,550
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2020	BBB+		5,185	6,015,637
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2021	BBB+		5,705	6,633,660
MA St Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		5,000	2,426,850
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,218,228
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A		4,905	5,550,792
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A		5,550	6,238,644
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3		7,755	9,288,241
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1		2,700	2,861,190
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1		2,640	2,984,573
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-		3,250	3,397,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

MI St Fin Auth Rev Ser A	5.00%	6/1/2019	A-	$2,660	$3,027,825
MI St Fin Auth Rev Ser A	5.00%	6/1/2022	A-	2,960	3,356,374
MI St Fin Auth Rev Ser A	5.00%	6/1/2027	A-	7,250	7,932,587
MI St Hosp Fin Auth Ascension Hlth Sub Credit Ser A-3 Rmkt(b)	1.87%	11/1/2027	AA	8,950	9,066,753
MI St Hosp Fin Auth McLaren Hlthcare Ser A	5.00%	6/1/2018	Aa3	3,175	3,685,635
MI St Hosp Fin Auth McLaren Hlthcare Ser A	5.00%	6/1/2019	Aa3	3,345	3,945,695
MI St Hosp Fin Auth McLaren Hlthcare Ser A	5.00%	6/1/2020	Aa3	5,540	6,632,654
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	5.00%	11/15/2029	Baa2	1,250	1,356,300
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	6.75%	11/15/2021	Baa2	2,585	2,823,932
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA-	4,500	5,291,325
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,898,683
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	1,790	2,124,139
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,195,140
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2016	A-	2,000	2,184,740
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2017	A-	2,500	2,766,100
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc Ser A	5.00%	8/15/2018	A-	3,000	3,300,090
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,869,325
Nassau Cnty NY Loc Econ Assistance Corp South Nassau Cmntys Hosp	5.00%	7/1/2027	A3	1,500	1,685,535
Nassau Cnty NY Loc Econ Assistance Corp South Nassau Cmntys Hosp	5.00%	7/1/2031	A3	2,000	2,204,820
Nassau Cnty NY Loc Econ Assistance Corp Winthrop Univ Hosp Pj	5.00%	7/1/2027	Baa1	3,000	3,363,330
Nassau Cnty NY Loc Econ Assistance Corp Winthrop Univ Hosp Pj	5.00%	7/1/2032	Baa1	4,000	4,406,280
NC St Med Care Commn 1st Mtg Lutheran Svcs	4.75%	3/1/2032	NR	2,550	2,576,265
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,703,340
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2019	BBB+	10,000	11,764,600
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	A+	2,000	2,256,840
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	6,590	7,280,434
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp	6.00%	7/1/2026	BB+	5,500	6,341,005
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BB+	2,045	2,211,770
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	5,000	5,425,650
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA-	5,455	6,523,853
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,253,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	$4,000	$4,714,720
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2016	A-	1,600	1,797,360
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.00%	7/1/2019	A-	2,000	2,359,560
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,163,470
Oklahoma Cnty OK Fin Auth Rev Epworth Villa Pj Ser A	5.00%	4/1/2033	NR	1,000	1,005,070
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,760,900
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	9,575,040
Palm Beach Cnty FL Hlth Facs Auth Acts Ret Life Ser B	5.00%	11/15/2020	BBB+	6,300	6,996,780
Palomar Pomerado Hlthcare CA COP	5.25%	11/1/2021	Baa3	5,000	5,547,200
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	6.25%	7/1/2023	BBB-	9,500	10,686,360
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	10,000	11,397,700
Rochester MN Hlthcare Facs Rev Mayo Clinic Ser C	4.50%	11/15/2038	AA	9,500	11,488,825
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	13,130,700
Sartell MN Hlthcare & Hsg Fac Country Manor Campus LLC Pj Ser A	5.25%	9/1/2030	NR	1,000	1,024,290
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB-	3,620	3,931,030
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	1,895	1,899,131
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A2	2,000	2,234,380
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,610,000
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Vlg German Twn	5.00%	12/1/2032	NR	3,880	3,888,846
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,659,159
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,950,106
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.75%	12/1/2032	NR	1,900	2,056,503
St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BBB-	2,900	3,106,567
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,470	1,529,168
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,525	3,570,825
Tarrant Cnty TX Cultural Ed Facs Fin Corp CHRISTUS Hlth Ser A (AG)	5.75%	7/1/2018	AA-	2,985	3,213,979
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	6,449,382
Travis Cnty TX Hlth Facs Dev Corp 1st Mtg Longhorn Vlg Pj Ser C-1	5.50%	1/1/2017	NR	4,520	4,521,040
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,492,307
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,595,639
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,339,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	$4,000	$4,714,400
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	6,558,915
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	AA+	7,000	8,018,500
WI St Hlth & Edl Facs Auth Aurora Hlthcare Ser A	5.00%	7/15/2026	A3	5,575	6,345,688
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,293,117
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA-	2,230	2,439,486
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,015	3,114,736
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	A-	8,160	9,306,562
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	A-	2,000	2,276,460
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2027	Baa2	3,450	3,750,426
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2032	Baa2	2,275	2,461,459
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,692,752

Total					600,557,724

Housing 0.40%

Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ Ser A	8.00%	10/1/2032	NR	500	616,300
Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	2,045	2,318,948
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,303,700
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	5,000	5,011,300
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,601,961
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,892,507
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	235	264,457
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,467,188

Total					16,476,361

Lease Obligations 9.00%

Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	Aa2	4,500	5,038,740
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	A+	4,850	5,309,295
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,778,285
Broward Cnty FL Sch Brd Ser A	5.00%	7/1/2021	Aa3	5,000	6,048,850
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,771,893
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2021	A2	3,250	3,886,383
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2022	A2	4,200	5,007,996
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%	11/1/2019	A2	1,000	1,194,700
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%	11/1/2020	A2	1,500	1,805,145
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%	11/1/2021	A2	1,000	1,205,640
CA St Pub Wrks Brd Var Cap Pjs Ser G-1	5.25%	10/1/2019	A2	11,370	13,649,685
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.00%	3/1/2018	A2	7,490	8,685,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	$3,000	$3,369,720
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,789,301
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,433,688
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,654,520
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	7,302,981
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj Ser B	5.00%	5/1/2024	AA-	5,930	7,027,999
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2019	AA-	2,500	3,016,000
Erie Cnty NY Indl Dev Agy Sch Fac	5.00%	5/1/2020	AA-	3,650	4,439,714
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,212,965
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,479,906
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,169,330
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,621,030
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013	NR	1,768	265,200
Kansas City MO Indl Dev Auth Downtown Redev Dist Ser A	5.00%	9/1/2022	AA-	8,445	9,892,726
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	4,246,897
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA-	2,000	2,414,540
LA Pub Facs Auth Hurricane Recovery Pg (AG)	5.00%	6/1/2020	AA-	5,000	5,538,400
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2021	AA-	1,000	1,190,950
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	3/1/2022	AA-	1,000	1,181,920
Los Angeles Cnty CA Disney Concert Hall Parking COP	5.00%	9/1/2022	AA-	1,250	1,482,425
Los Angeles Cnty CA Pub Wrks Fing Auth Multi Cap Pj II	5.00%	8/1/2023	AA-	1,000	1,184,560
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,178,616
MD St Econ Dev Corp Pub Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,628,122
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	4,263,990
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	3,071,158
MI St Fin Auth Rev Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,587,210
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2023	A+	3,865	4,499,324
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2024	A+	6,915	7,963,729
Miami-Dade Cnty FL Sch Brd COP Ser B	5.00%	5/1/2032	A1	5,000	5,451,400
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	14,646,667
MN St Gen Fd Rev Appropriation Ser B	5.00%	3/1/2021	AA	4,000	5,018,800
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,157,150
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,342,400
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	A+	8,125	9,785,587
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2020	A+	6,730	8,204,879
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%	9/1/2023	A+	10,000	12,058,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2025	A+	$5,550	$6,615,711
NJ Econ Dev Auth Ser II	5.00%	3/1/2022	A+	8,000	9,693,440
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	A+	1,425	1,680,104
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	A+	3,000	3,587,250
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	A+	4,950	5,874,561
NJ St Econ Dev Auth Ser II	5.00%	3/1/2017	A+	4,475	5,148,935
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,261,850
Northwest Allen IN Sch Bldg Corp 1st Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,543,741
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	10,500	12,718,125
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA-	2,775	3,126,315
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,320	1,524,436
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	1,920	2,217,362
NY St Urban Dev Corp Rev Svc Contract Ser A-2	5.00%	1/1/2022	AA-	3,705	4,334,628
Oakland-Alameda Cnty CA Coliseum Auth Oakland Coliseum Ser A	5.00%	2/1/2020	A1	9,530	11,066,045
Oakland-Alameda Cnty CA Coliseum Auth Oakland Coliseum Ser A	5.00%	2/1/2021	A1	8,750	10,291,400
Philadelphia PA Redev Auth Transformation Initiative	5.00%	4/15/2019	A2	2,215	2,599,590
Philadelphia PA Redev Auth Transformation Initiative	5.00%	4/15/2020	A2	4,525	5,356,197
Philadelphia PA Redev Auth Transformation Initiative	5.00%	4/15/2021	A2	2,000	2,380,060
Philadelphia PA Redev Auth Transformation Initiative	5.00%	4/15/2022	A2	5,195	6,198,103
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	BBB	5,000	5,198,150
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2019	A+	2,000	2,326,760
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2020	A+	4,100	4,787,160
San Diego CA Convtn Ctr Expansion Fing Auth Ser A	5.00%	4/15/2021	A+	3,750	4,364,850
Santa Clara Cnty CA Fing Auth Lease Rev Cap Ser SE Pjs	4.00%	2/1/2024	AA	9,810	10,788,744
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,285,245
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,627,422

Total					370,750,879

Other Revenue 4.77%
Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-	7,700	8,058,589
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	Ba2	1,935	2,168,090
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	1,189,656
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	BB	1,900	1,963,384
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	3,153,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

CA Infrastr & Econ Dev Bk Broad Museum Pj Ser A	5.00%	6/1/2021		Aa1		$5,425	$6,846,296
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2026		A-		10,250	11,706,423
Chester Cnty PA Indl Dev Auth Collegium Charter Sch Ser A	5.25%	10/15/2032		BBB-		6,410	6,458,267
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2028		A-		2,500	2,872,375
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029		A-		2,500	2,861,800
Clifton TX Higher Ed Fin Corp Idea Pub Schs	3.75%	8/15/2022		BBB		1,500	1,561,455
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2032		BBB		915	1,000,388
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025		BBB-		5,110	5,745,377
Dist of Columbia Rev Friendship Pub Charter Sch	5.00%	6/1/2032		BBB		3,000	3,170,340
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016		AAA		1,000	1,142,850
FL St Brd of Ed Lottery Rev Ser E	5.00%	7/1/2020		AAA		7,645	9,376,440
FL St Dept of Envr Protn FL Forever Ser A	5.00%	7/1/2018		AA-		14,650	17,436,869
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033		BB+	(c)	4,650	5,421,900
FL St Dev Fin Corp Edl Facs Renaissance Charter Sch Ser A	6.00%	6/15/2032		NR		2,250	2,256,345
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	4.00%	2/15/2022		BBB		1,000	1,038,700
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	5.00%	2/15/2032		BBB		2,250	2,445,413
ID Hsg & Fin Assoc Ser A	5.00%	7/15/2029		Aa3		5,000	5,833,650
Indianapolis IN Loc Pub Impt Bd Bk Ser K	5.00%	6/1/2024		A1		4,000	4,651,880
La Vernia TX Higher Ed Fin Corp Lifeschs of Dallas Ser A	7.00%	8/15/2026		BBB-		4,455	5,275,878
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024		NR		1,940	1,694,784
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016		NR		700	609,308
ME St Muni Bd Bk Infrastr Transcap Pg Ser A	5.00%	9/1/2025		AA		10,000	11,986,900
MI St Fin Auth Rev Sch Dist	5.00%	6/1/2019		A+		1,900	2,147,171
MI St Fin Auth Rev Sch Dist	5.00%	6/1/2020		A+		1,400	1,587,712
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		400	2,500
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025		BBB		5,000	5,224,150
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019		BBB+		3,225	3,934,661
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		2,000	2,483,440
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018		A+		2,500	3,044,825
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2021		A		5,000	5,952,250
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2019		A1		3,500	4,154,990
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2020		A1		2,000	2,395,520
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015		BBB		5,000	5,073,650
SC St Transn Infrastr Bk Ser A	5.00%	10/1/2019		A1		5,000	6,029,000
SC St Transn Infrastr Bk Ser A	5.00%	10/1/2020		A1		13,105	16,069,351
Seminole Indian Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024		BBB-		2,400	2,599,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

WA St Econ Dev Fin Auth Wst Mgmt Rmkt	2.00%		6/1/2020	BBB	$7,500	$7,679,550

Total						196,304,341

Pre-Refunded 0.02%

Metro Govt Nashville & Davidson Cnty TN Ser A	5.00%		5/15/2020	NR	775	913,586

Special Tax 1.42%

Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%		5/1/2031	Baa2	5,500	5,991,315
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%		1/1/2020	A2	2,600	3,247,426
FL St Vlg Cmnty Dev Dist No 9	5.00%		5/1/2022	NR	2,000	2,175,400
FL St Vlg Cmnty Dev Dist No 9	5.25%		5/1/2031	NR	2,000	2,169,040
FL St Vlg Cmnty Dev Dist No 9	5.75%		5/1/2021	NR	4,460	5,120,035
FL St Vlg Cmnty Dev Dist No 9	6.75%		5/1/2031	NR	2,895	3,393,345
FL St Vlg Cmnty Dev Dist No 10	4.50%		5/1/2023	NR	2,325	2,311,585
FL St Vlg Cmnty Dev Dist No 10	5.00%		5/1/2032	NR	2,000	1,982,740
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%		12/1/2024	A	6,000	6,300,240
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%		5/1/2039	NR	5,000	1,416,665
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2019	BBB+	2,000	2,225,820
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2020	BBB+	1,000	1,106,170
Irvine CA Impt Bd Act 1915 Ltd Oblig	4.00%		9/2/2022	BBB+	1,500	1,655,415
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%		9/1/2021	A	6,415	7,659,959
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%		9/1/2020	NR	400	415,840
Sparks NV Redev Agy Tax Redev Area No 1	4.50%		1/15/2018	A-	1,210	1,262,514
Sparks NV Redev Agy Tax Redev Area No 1	4.75%		1/15/2019	A-	1,540	1,622,405
Sparks NV Redev Agy Tax Redev Area No 1	5.375%		1/15/2020	A-	1,675	1,824,544
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%		6/15/2020	B2	6,220	6,547,919

Total						58,428,377

Tax Revenue 6.66%

AL St Pub Sch & College Auth Cap Impt	5.00%		12/1/2016	Aa1	3,500	4,049,850
Cent Puget Sound WA Regl Transit Auth Ser P-1	5.00%		2/1/2024	AAA	8,175	10,071,273
Contra Costa CA Transn Auth Sales Tax	0.51%	#	3/1/2034	AA+	4,000	4,004,840
Greater Wenatchee WA Regl Events Ctr Pub Facs Dist Ser A	5.00%		9/1/2027	NR	1,000	1,002,970
Greater Wenatchee WA Regl Events Ctr Pub Facs Dist Ser A	5.25%		9/1/2032	NR	1,000	1,002,930
IL St Build IL	5.00%		6/15/2019	AAA	5,000	6,116,300
IL St Build IL Ser B	5.00%		6/15/2019	AAA	5,550	6,789,093
IL St Ser B	5.00%		12/15/2019	AA	2,500	2,752,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)

Jacksonville FL Sales Tax Rev Better Jacksonville	5.00%	10/1/2021	A1		$2,500	$3,022,875
Martin Cnty TX Hosp Dist Ser A	7.00%	4/1/2031	BBB	(c)	3,250	3,681,990
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,776,823
Metro Pier & Exposition Auth IL McCormick Place Pj Ser B	5.00%	12/15/2020	AAA		2,500	3,050,575
Metro Transn Auth NY Dedicated Ser A	5.00%	11/15/2019	AA		11,240	13,870,834
Metro Transn Auth NY Dedicated Ser A	5.00%	11/15/2020	AA		5,105	6,369,866
Metro Transn Auth NY Dedicated Ser A	5.00%	11/15/2021	AA		3,145	3,971,946
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,226,640
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S1A	5.00%	7/15/2024	AA-		10,000	11,977,700
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,489,299
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser B	5.00%	11/1/2016	NR		1,395	1,623,292
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser B	5.00%	11/1/2016	AAA		3,605	4,186,054
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser F-1	5.00%	5/1/2024	AAA		14,745	17,195,472
New York City NY Transnl Fin Auth Sub Future Tax Secd Sub Ser F-1	5.00%	5/1/2025	AAA		9,000	10,460,880
NJ St Econ Dev Auth	5.00%	6/15/2024	BBB+		3,000	3,442,470
NJ St Econ Dev Auth	5.00%	6/15/2028	BBB+		14,150	16,002,659
NJ St Econ Dev Auth	5.00%	6/15/2029	BBB+		500	563,740
NY St Dorm Auth Rev Non St Supp Debt Sch Dists Fing Pg Ser C (AG)	5.00%	10/1/2017	AA-		5,000	5,807,900
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	12/15/2019	AAA		15,000	18,596,550
NY St Dorm Auth Rev St Pers Gen Purp Ser A	5.00%	3/15/2024	AAA		15,585	18,984,868
NY St Urban Dev Corp Rev St Pers Income Tax Ser A	5.00%	3/15/2018	AAA		10,000	11,987,000
Oneida Tribe of Indians WI†	5.50%	2/1/2021	AA-		2,800	3,162,544
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,930,673
PA St Econ Dev Fing Auth Unemployment Compensation Rev Ser B	5.00%	7/1/2021	Aaa		4,000	4,736,440
PA St Econ Dev Fing Auth Unemployment Compensation Rev Ser B	5.00%	7/1/2022	Aaa		15,000	17,103,750
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	3,291,407
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,215	3,631,375
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2023	A+		15,000	16,654,950
Puerto Rico Sales Tax Fing Corp Ser C	5.00%	8/1/2022	AA-		1,500	1,772,550
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AA-		6,495	7,813,745
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA		1,830	1,976,089
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2019	AA		1,950	2,341,111
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2020	AA		1,025	1,244,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)

Territory of Guam Oblig Rev Section 30 Ser A	5.375%		12/1/2024	BBB+		$1,000	$1,103,180
Territory of Guam Oblig Rev Section 30 Ser A	5.50%		12/1/2019	BBB+		1,000	1,132,240
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%		10/1/2018	BBB+		1,000	1,090,980
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%		10/1/2019	Baa3		2,500	2,912,275
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%		10/1/2019	BBB		3,000	3,377,280

Total							274,353,653

Tobacco 3.31%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%		6/1/2024	B-		31,490	28,748,795
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%		6/1/2034	B-		1,360	1,216,942
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%		6/1/2030	B-		9,500	8,682,715
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%		6/1/2027	B		10,000	9,363,400
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%		6/1/2014	A1		2,500	2,625,750
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%		6/1/2033	B-		10,000	9,116,500
IL Railsplitter Tob Sttlmnt Auth	5.00%		6/1/2017	A		10,095	11,508,603
IL Railsplitter Tob Sttlmnt Auth	6.25%		6/1/2024	A-		8,500	9,534,960
Inland Empire Tob Securitization Auth CA Ser A	4.625%		6/1/2021	B	(c)	2,900	2,762,772
Inland Empire Tob Securitization Auth CA Ser A	5.00%		6/1/2021	B	(c)	3,835	3,762,672
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%		6/1/2022	B-		8,055	7,311,765
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%		6/1/2023	B1		17,125	17,053,931
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%		6/1/2026	B1		10,000	9,750,800
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%		6/1/2034	B2		5,500	4,876,905
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%		6/1/2029	B2		5,000	4,879,500
Northern AK Tob Securitization Corp Asset Bkd Ser A	4.625%		6/1/2023	Ba1		4,055	4,055,649
NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%		6/1/2019	AA-		1,000	1,020,530

Total							136,272,189

Transportation 11.94%

Atlanta GA Arpt Rev Ser C	5.50%		1/1/2021	A1		3,000	3,782,040
AZ St Transn Brd Sub Hwy Rev Ser A	5.00%		7/1/2021	AA+		10,000	12,572,100
Bay Area CA Toll Auth San Francisco Bay Area Ser F	5.00%		4/1/2024	AA		10,000	11,396,500
Bay Area CA Toll Auth San Francisco Bay Area Ser E-3	0.83%	#	4/1/2047	AA		6,000	6,003,480
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%		1/15/2020	BBB-		7,000	7,268,170
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	5.80%		1/15/2020	BBB		3,495	3,628,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	$750	$889,440
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,200,190
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2031	BBB-	2,000	2,346,340
Chicago IL O’Hare Intl Arpt 3rd Lien Ser B	5.00%	1/1/2022	A2	2,250	2,656,980
Chicago IL O’Hare Intl Arpt Gen Sr Lien Ser A AMT	5.00%	1/1/2020	A2	6,320	7,323,363
Chicago IL O’Hare Intl Arpt Gen Sr Lien Ser B AMT	5.00%	1/1/2021	A2	11,740	13,706,098
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA-	3,500	3,962,735
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA-	2,800	3,161,480
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA-	3,905	4,723,215
CT St Spl Tax Rev Oblig Transn Ser A	5.00%	12/1/2020	AA	4,495	5,573,216
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	635	753,824
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	390	462,979
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+	515	611,369
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	460	546,078
Delaware River NJ Port Auth Dist Pj	5.00%	1/1/2027	BBB-	1,835	2,110,470
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	BBB	10,900	9,199,600
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	12,033,800
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	AA-	3,575	4,388,205
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A	10,000	11,411,900
Houston TX Arpt Sys Rev Sub Lien Ser A AMT	5.00%	7/1/2021	A	5,000	6,040,250
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,858,302
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2026	AA+	5,215	6,409,496
Los Angeles CA Hrbr Dept Rev Ser B	5.00%	8/1/2024	AA	1,500	1,827,870
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	6,246,850
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,680,000
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	1,137,350
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,945,737
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,696,833
Metro Transn Auth NY Ser D-1	5.00%	11/1/2023	A	5,640	6,834,044
Metro Transn Auth NY Ser F	5.00%	11/15/2021	A	1,500	1,832,460
Metro Transn Auth NY Ser F	5.00%	11/15/2023	A	9,250	11,215,162
Minneapolis & St. Paul MI Metro Arpt Commn Ser A (AMBAC)	5.00%	1/1/2024	AA-	10,000	11,485,200
Minneapolis & St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	2,190	2,650,053
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	Aa1	2,435	2,793,335
NC St Grant Antic	4.00%	3/1/2023	AA	10,500	11,817,855
NC St Grant Antic	5.00%	3/1/2018	AA	11,660	13,953,522
NJ St Tpk Auth Ser B	5.00%	1/1/2021	A+	5,000	6,057,550
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	6/15/2020	A+	7,645	9,631,477
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.25%	12/15/2018	A+	5,000	5,586,150
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,988,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

NY St Thruway Auth Gen Rev Ser I	5.00%	1/1/2019	A+	$1,700	$2,033,268
NY St Thruway Auth Gen Rev Ser I	5.00%	1/1/2020	A+	1,500	1,816,200
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	AA	1,000	1,224,430
Orlando & Orange Cnty FL Expwy Auth	5.00%	7/1/2019	A	1,500	1,810,185
Orlando & Orange Cnty FL Expwy Auth	5.00%	7/1/2020	A	2,000	2,431,040
PA St Tpk Commn Ser A	5.00%	12/1/2022	Aa3	3,500	4,308,570
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA-	1,270	1,524,089
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	16,435,539
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA-	3,500	4,048,170
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA-	2,500	2,950,025
Phoenix AZ Civic Impt Corp Jr Lien Ser A	5.00%	7/1/2023	A+	7,000	8,256,920
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	6,820,980
Port of Oakland CA Sr Lien Ser P AMT	5.00%	5/1/2021	A+	1,000	1,193,440
Port of Oakland CA Sr Lien Ser P AMT	5.00%	5/1/2022	A+	12,500	14,901,125
Port of Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	6,500	7,803,900
Port of Seattle WA Rev Ser A	5.00%	8/1/2025	Aa3	10,000	12,126,400
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	4,011,766
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	3,211,516
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	3,244,516
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	6,489,031
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2026	A+	17,430	20,231,175
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%	5/1/2028	A+	7,450	8,446,363
South Jersey NJ Transn Auth	5.00%	11/1/2020	A-	2,000	2,384,620
South Jersey NJ Transn Auth	5.00%	11/1/2021	A-	5,305	6,349,289
Southeastern PA Transn Auth Cap Grant Rcpts	5.00%	6/1/2023	A+	2,500	2,950,475
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA-	1,650	1,904,595
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A-	1,920	2,169,907
Triborough NY Bridge & Tunnel Auth (NPFGC)	5.50%	11/15/2021	A+	10,000	12,811,000
Triborough NY Bridge & Tunnel Auth Ser A	5.00%	1/1/2025	AA-	10,285	12,585,137
Triborough NY Bridge & Tunnel Auth Ser B	5.00%	11/15/2020	AA-	7,525	9,326,786
Triborough NY Bridge & Tunnel Auth Ser B	5.00%	11/15/2023	AA-	5,000	6,260,350
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA	2,365	2,775,162
VA Comwlth Transn Brd Tr Cap Pjs	5.00%	5/15/2021	AA+	10,000	12,571,400
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,347,140
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	7/1/2034	BBB-	3,650	3,786,474
WA Federal Hwy Grant Rev Sr 520 Corridor Pg Ser F	5.00%	9/1/2021	AA	10,000	12,454,900
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,431,220

Total					491,827,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities 16.70%

Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2020	A1	$2,000	$2,398,920
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2021	A1	1,300	1,571,258
Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,747,114
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,194,780
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	12/1/2023	Aa1	8,980	11,168,157
Brownsville TX Util Sys Rev CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	4,800	5,183,856
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	16,695	20,467,903
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,876,322
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2027	A-	20,000	21,924,200
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.50%	7/1/2024	A+	2,500	2,755,275
East Bay CA Muni Util Dist Ser B	5.00%	6/1/2021	AAA	13,260	16,901,196
Enrg Northwest WA Elec Rev Columbia Station Ser A (AMBAC)	5.00%	7/1/2024	Aa1	11,665	13,167,802
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aa1	2,500	2,863,625
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	BBB+	5,265	5,943,658
FL St Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A2	2,170	2,450,364
FL St Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A2	3,115	3,643,304
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	4,279,479
GA St Envr Ln Acq Corp Loc GA Wtr Auth Ln	4.00%	3/15/2021	Aaa	7,500	8,498,700
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,870,600
HI St Dept of Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,389,400
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,840,088
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	3,067,100
IL Fin Auth Gas Supply Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,686,000
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,504,150
IN Fin Auth IN Wstwtr 2nd Lien CWA Auth Ser B	5.00%	10/1/2020	AA-	5,000	6,034,850
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	10,000	10,941,800
IN Fin Auth Wst Wtr 1st Lien CWA Auth Ser A	5.00%	10/1/2020	AA	7,135	8,795,243
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA-	3,140	3,609,964
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	A+	400	463,956
JEA FL St Johns River Pwr Park Ser-3-6	5.00%	10/1/2020	Aa2	3,000	3,679,440
JEA FL St Johns River Pwr Park Ser-3-6	5.00%	10/1/2022	Aa2	1,625	1,962,870
JEA FL Wtr & Swr Sys Rev Ser A	5.00%	10/1/2030	AA	5,000	5,864,600
KS St Dev Fin Auth Revolving FDS Dept Hlth	5.00%	3/1/2021	AAA	6,680	8,240,715
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA	3,975	4,720,710
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA	8,615	10,351,526
Long Island NY Pwr Auth Ser A	5.00%	5/1/2019	A-	1,000	1,203,060
Long Island NY Pwr Auth Ser A	5.00%	5/1/2020	A-	2,930	3,530,504
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,357,120
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%	7/1/2022	AA-	4,250	5,271,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Los Angeles CA Dept of Wtr & Pwr Sys Ser C	5.00%		7/1/2023	AA	$3,000	$3,742,230
Los Angeles CA Solid Wst Ser A	5.00%		2/1/2020	AA	2,000	2,389,580
Louisville & Jefferson Cnty KY Metro Gov Louisville Gas & Elec Co Ser A	1.65%		10/1/2033	A2	7,000	7,079,100
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2019	AA	4,705	5,777,787
Lower CO River Auth TX Rev Ser A	5.00%		5/15/2020	A1	3,130	3,815,407
Lower CO River Auth TX Rev Ser B	5.00%		5/15/2020	A1	3,930	4,790,591
Lower CO River Auth TX LCRA Transmission Svcs Ser B	5.00%		5/15/2022	A	10,005	12,262,728
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%		12/1/2042	A-	1,000	1,228,400
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A-	2,500	2,874,575
MD St Econ Dev Corp Potomac Rmkt	6.20%		9/1/2022	A	1,650	2,022,785
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Sub Lien	5.00%		7/1/2022	A+	1,000	1,249,360
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%		10/1/2018	Aa2	3,000	3,675,840
Modesto CA Irrigation Dist Elec Rev Ser A	5.00%		7/1/2022	A+	1,000	1,210,080
Modesto CA Irrigation Dist Elec Rev Ser A	5.00%		7/1/2023	A+	1,800	2,198,142
Modesto CA Irrigation Dist Elec Rev Ser A	5.00%		7/1/2024	A+	3,720	4,523,743
Muni Elec Auth GA Pj One Sub Ser A	5.00%		1/1/2021	A	4,185	5,070,169
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A	6,190	7,494,852
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%		6/1/2034	BBB+	10,000	10,620,400
NC Eastern Muni Pwr Agy Ser A	5.00%		1/1/2019	A-	2,245	2,697,929
NC Eastern Muni Pwr Agy Ser B	5.00%		1/1/2020	A-	1,000	1,183,480
NC St Muni Pwr Agy No 1 Catawba Elec Rev Ser A	5.00%		1/1/2019	A	6,500	7,794,865
NC St Muni Pwr Agy No 1 Ser A	5.25%		1/1/2017	A	20,000	23,147,800
NE Pub Pwr Dist Rev Ser A	5.00%		1/1/2027	A1	1,000	1,196,640
NE Pub Pwr Dist Rev Ser A	5.00%		1/1/2028	A1	1,000	1,189,560
NE Pub Pwr Dist Rev Ser A	5.00%		1/1/2029	A1	1,500	1,771,170
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%		1/1/2018	AA-	3,000	3,509,940
NJ Envr Infrastr Tr Ser A	5.00%		9/1/2016	AAA	2,515	2,917,777
North Sumter Cnty FL Util Dependent Dist	5.00%		10/1/2032	BBB-	8,000	8,197,840
North TX St Muni Wtr Dist Wtr Sys Impt	5.25%		9/1/2022	AAA	13,000	16,783,650
Northern CA Gas Auth No 1	0.961%	#	7/1/2027	A-	4,265	3,541,869
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%		7/1/2026	A+	3,600	4,312,548
Northern CA Pwr Agy Rev Hydroelectric Pj No 1 Ser A	5.00%		7/1/2027	A+	2,000	2,381,040
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%		8/1/2032	BBB+	5,000	5,460,700
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-	4,250	5,108,415
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%		6/1/2033	BBB-	3,000	3,345,720
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	8,000	9,199,040
Orlando FL Utils Commn Ser A(a)	5.00%		10/1/2023	AA	11,000	13,931,940
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%		10/1/2023	A-	20,000	21,187,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	Baa3	$2,225	$2,354,139
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	Baa3	1,030	1,123,596
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+	1,000	1,121,750
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA-	2,500	3,015,300
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA	1,675	2,055,677
Piedmont SC Muni Pwr Agy Ser A-2	5.00%	1/1/2022	A-	4,750	5,616,685
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-	1,250	1,480,125
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2024	A-	7,920	9,215,395
Piedmont SC Muni Pwr Agy Ser A-3	5.25%	1/1/2019	A-	2,000	2,343,640
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	10,640	12,213,869
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	5,950	6,867,371
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.25%	7/1/2029	BBB-	20,000	19,273,400
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+	8,205	8,078,233
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	BBB+	2,000	2,146,420
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,671,350
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3	5,000	6,058,300
San Francisco City & Cnty CA Pub Utils Commn Wtr Rev Sub Ser A	5.00%	11/1/2023	AA-	5,450	6,816,587
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	AA-	4,295	4,835,354
SC Swr Renewable Wtr Res	5.00%	1/1/2023	AA	8,515	10,442,626
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,529,300
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	A-	15,300	17,662,473
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	A-	2,670	3,102,006
TN Enrg Acq Corp Ser C	5.00%	2/1/2017	BBB	5,000	5,516,050
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	BBB	1,055	1,168,813
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A-	4,685	5,482,668
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A-	2,925	3,439,566
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	5.625%	12/15/2017	A-	7,010	7,839,774
TX Muni Gas Acq & Supply Corp III	5.00%	12/15/2024	A3	13,000	14,372,670
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000	2,220,320
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675	3,011,676
UT St Assoc Muni Pwr Sys Payson Pwr Pj	4.00%	4/1/2017	A-	4,785	5,272,687
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,382,860
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,557,146
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	11,900	13,504,834
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,533,435
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA-	2,795	3,175,623
Wichita KS Wtr & Swr Util Rev Ser A	5.00%	10/1/2020	AA-	6,795	8,453,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Wyandotte Cnty Kansas City KS Unif Govt Impt Brd Pub Utils Ser A	5.00%	9/1/2021	A+	$3,105	$3,806,109

Total					688,067,474

Total Municipal Bonds (cost $3,812,758,032)					4,040,346,361

				Shares (000)

SHORT-TERM INVESTMENTS 0.63%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus ($1,775)				2	1,775

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date		Principal Amount (000)

Variable Rate Demand Notes 0.63%

General Obligation 0.27%

New York City NY Sub Ser H-2	0.20%	1/2/2013	1/1/2036	BBB	$10,905	10,905,000

Lease Obligations 0.36%

Puttable Floating Option Tax Exempt Rcpts PT-4615	0.63%	1/3/2013	8/1/2029	BBB	15,000	15,000,000

Total Variable Rate Demand Notes (cost $25,905,000)						25,905,000

Total Short-Term Investments (cost $25,906,775)						25,906,775

Total Investments in Securities 98.72% (cost $3,838,664,807)						4,066,253,136

Cash and Other Assets in Excess of Liabilities(h) 1.28%						52,673,320

Net Assets 100.00%						$4,118,926,456

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	939	Short	$(124,681,594)	$425,594
U.S. 30-Year Treasury Bond	March 2013	342	Short	(50,445,000)	605,924

Totals				$(175,126,594)	$1,031,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.83%

Corporate-Backed 5.90%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$375	$382,084
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	216,540
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	B+	160	133,906
FL St Citizens Ppty Ins Corp Sr Secd Coastal Ser A-1	5.00%	6/1/2020	A+	500	591,465
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2021	A+	1,000	1,180,190
Fort Bend Cnty TX Indl Dev Corp Nrg Enrg Inc Ser A Rmkt	4.75%	5/1/2038	Baa3	400	421,492
IA St Fin Auth Midwestern Disaster Alcoa Inc Pj	4.75%	8/1/2042	BBB-	1,000	1,009,930
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B3	1,000	1,057,970
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	100	102,880
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	250	281,162
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-	100	117,480
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-	150	175,853
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	219,254
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	1,450	1,580,833
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	150	163,004
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	Ba1	270	268,269
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	120	120,504
OH St Air Quality Dev Auth Pwr Co Ser C (AMBAC)	5.15%	5/1/2026	Baa1	100	100,141
PA St Econ Dev Fing Auth Wst Mgmt Pj	1.75%	12/1/2033	BBB	500	499,010
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	425	430,899
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB	500	553,845
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	500	550,620
Warren Cnty MS Gulf Intl Paper Ser A	5.80%	5/1/2034	BBB	100	112,609
Warren Cnty MS Gulf Intl Paper Ser A	6.50%	9/1/2032	BBB	255	294,229
Whiting IN Envr Facs BP Prods North Amer Rmkt	5.25%	1/1/2021	A	220	268,567

Total					10,832,736

Education 13.51%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A	5.50%	3/1/2029	A2	130	149,902
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	200	223,640
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3	265	297,447
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+	250	298,070
CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2	170	187,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		$100	$108,077
FL St Higher Edl Facs Fin Auth Univ of Tampa Pj Ser A	5.00%	4/1/2032	BBB+		600	656,616
Fulton Cnty GA Dev Auth GA St Univ	5.00%	9/1/2032	A+		750	830,422
Fulton Cnty GA Dev Auth GA Tech Athletic Assoc	5.75%	10/1/2031	A2		80	96,084
Fulton Cnty GA Dev Auth Spelman College	5.00%	6/1/2026	A1		175	194,542
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BB+	(c)	1,000	1,010,180
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BB+	(c)	155	150,496
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	4.625%	6/1/2029	A		500	546,750
IL Fin Auth Rev DePaul Univ Ser A	6.00%	10/1/2032	A-		415	485,135
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		100	102,395
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2021	Baa3		500	510,455
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		500	501,445
IL St Fin Auth Rev DePaul Univ Ser A	6.125%	10/1/2040	A-		55	63,845
LA Pub Facs Auth Loyola Univ	5.25%	10/1/2029	A+		680	794,002
MA St Dev Fin Agy Berklee College of Music	5.00%	10/1/2031	A		260	294,793
MA St Dev Fin Agy Merrimack College Ser A	5.00%	7/1/2032	BBB-		380	419,558
McAllister Academic Vlg LLC AZ St Univ Hassayampa	5.25%	7/1/2030	AA-		105	117,444
MD St Hlth & Higher Edl Facs Auth Loyola Univ Ser A	4.00%	10/1/2027	A		675	745,436
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	4.00%	4/1/2037	A-		500	502,485
Morgan St Univ MD Academic & Aux Facs	5.00%	7/1/2027	Aa3		670	798,888
Morgan St Univ MD Academic & Aux Facs	5.00%	7/1/2030	Aa3		350	412,513
Morgan St Univ MD Academic & Aux Facs	5.00%	7/1/2032	Aa3		450	525,883
NC Cap Facs Fin Agy High Point Univ	5.00%	5/1/2025	BBB+		1,075	1,222,124
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2019	BBB		800	924,616
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2027	BBB		250	284,083
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2030	BBB+		750	849,015
NJ St Edl Facs Auth Kean Univ Ser A	5.00%	9/1/2024	A2		350	408,257
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2		160	184,917
NJ St Edl Facs Auth NJ Institute of Tech Ser H	5.00%	7/1/2031	A+		500	563,075
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2027	A		1,000	1,075,220
NJ St Edl Facs Auth Rowan Univ	5.00%	7/1/2022	A+		150	177,147
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2020	Baa1		555	703,357
NY St Dorm Auth Rev Culinary Inst of Amer	5.00%	7/1/2042	Baa2		250	268,970
NY St Dorm Auth Rev Non St Supp Debt Cornell Univ Ser A	5.00%	7/1/2034	Aa1		250	288,533
NY St Dorm Auth Rev Non St Supp Debt Skidmore College Ser A	5.25%	7/1/2031	A1		200	230,918
NY St Dorm Auth Rev Non St Supp Debt The New Sch	5.50%	7/1/2040	A-		400	457,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

NY St Dorm Auth Rev Non St Supp Debt The New Sch CR (AGM)	5.00%	7/1/2020	AA-	$115	$134,104
OH St Univ Ser A	5.00%	12/1/2028	NR	40	49,183
OH St Univ Ser A	5.00%	12/1/2028	Aa1	375	442,429
Olmos Park Higher Ed Facs Corp & Impt Univ Incarnate Word	5.00%	12/1/2021	A3	1,000	1,199,410
PA St Higher Edl Facs Auth La Salle Univ	4.00%	5/1/2032	BBB	1,585	1,647,671
PA St Higher Edl Facs Auth St. Joseph’s Univ Ser A	5.00%	11/1/2030	A-	600	676,422
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%	10/1/2022	A-	450	490,918
RI St Hlth & Edl Bldg Corp RI Sch of Design Ser B	5.00%	8/15/2035	A1	1,000	1,131,120
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic	5.00%	9/1/2031	A-	320	362,986

Total					24,795,858

General Obligation 11.05%

Alameda Cnty CA Oakland Unif Sch Dist (NPFGC)(FGIC)	5.00%	8/1/2026	BBB	125	125,290
Atlantic City NJ Brd Ed (AGM)	6.00%	4/1/2034	AA-	550	665,192
CA St	5.375%	11/1/2035	A1	400	467,320
CA St (CIFG)	4.50%	8/1/2028	A1	200	214,360
CA St Var Purp	5.00%	9/1/2036	A1	1,250	1,424,475
CA St Var Purp	5.50%	3/1/2040	A1	975	1,144,650
CA St Var Purp	6.50%	4/1/2033	A1	300	373,845
Ceres CA Unif Sch Dist Election 2008 Ser A (AG)	5.50%	8/1/2032	AA-	250	273,982
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	276,385
Cook Cnty IL Ser C	5.00%	11/15/2024	AA	1,600	1,901,504
Fraser MI Pub Sch Dist Bldg & Site Ser A	5.75%	5/1/2033	AA-	400	466,688
HI St Ser DZ	5.00%	12/1/2028	AA	1,000	1,210,970
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	225	265,941
IL St	5.00%	8/1/2023	A	500	574,385
IL St Ser A	5.00%	1/1/2034	A	770	847,208
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A	5.00%	2/1/2029	Aa2	1,000	1,154,090
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	176,787
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	450	499,005
Los Rios CA Cmnty College Dist Election 2002 Ser D	5.00%	8/1/2029	AA-	110	125,716
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	290,480
New York City NY Ser D(a)	5.00%	8/1/2022	AA	1,125	1,408,849
Philadelphia PA St Pub Sch Bldg Auth	5.00%	4/1/2023	Aa3	1,500	1,753,695
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2031	BBB	100	96,377
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2037	BBB	1,660	1,572,501
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2032	BBB	400	403,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	BBB	$215	$216,090
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	BBB	250	253,213
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%	7/1/2030	BBB	190	188,925
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.00%	7/1/2020	BBB	200	216,376
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.25%	7/1/2026	BBB	315	332,848
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.75%	7/1/2036	BBB	300	320,913
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	185,703
Stockton CA Unif Sch Dist (AGM)	5.00%	7/1/2028	AA-	750	848,602

Total					20,275,565

Health Care 18.99%

Abag CA Fin Auth for Nonprofit Corps Episcopal Sr Cmntys Ser A	5.00%	7/1/2042	BBB	200	214,686
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2027	A+	300	337,203
Abag Fin Auth For Nonprofit Corps CA Sharp Hlthcare Ser A	5.00%	8/1/2028	A+	250	279,348
Akron Bath Copley Joint Twp OH Hosp Dist Akron Gen Hlth Sys	5.00%	1/1/2031	BBB	750	806,175
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	250	249,805
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	CC	100	68,467
Athens-Clarke Cnty GA Unif Govt Dev Auth Catholic Hlth East	6.25%	11/15/2032	A	435	516,884
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	500	492,430
AZ Hlth Facs Auth Phoenix Children’s Hosp Ser A	5.00%	2/1/2034	BBB+	700	762,265
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.50%	1/1/2038	AA-	1,015	1,118,956
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2025	A	770	841,648
Butler Cnty OH Hosp Facs Kettering Hlth Network Oblig	5.00%	4/1/2026	A	100	108,344
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A	85	96,330
CA Hlth Facs Fing Auth Cedars Sinai Med Ctr	5.00%	8/15/2034	A2	265	291,068
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2027	BBB+	1,000	1,126,840
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-	275	326,417
CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-	700	818,174
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser C	5.625%	7/1/2035	A	105	117,506
CA Statewide Cmntys Dev Auth Catholic Hlthcare West Ser E	5.50%	7/1/2031	A	100	111,054
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB	500	536,170
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2031	A+	110	119,794
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.625%	11/15/2024	BBB-	110	128,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2042	NR		$680	$735,692
CO Hlth Facs Auth Rev Boulder Cmnty Horp Pj	5.00%	10/1/2032	A		280	310,738
CO Hlth Facs Auth Rev Catholic Hlth Initiatives Ser D	6.125%	10/1/2028	AA-		155	189,325
CO Hlth Facs Auth Rev Catholic Hlth Ser A	5.25%	2/1/2031	AA-		750	867,870
CT St Hlth & Edl Facs Auth Hartford Hlthcare Ser A	5.00%	7/1/2032	A		600	663,762
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		1,130	1,258,165
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	288,925
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2021	NR		140	154,895
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		150	162,603
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	130	150,771
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	100	102,801
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		530	585,941
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		160	162,677
Glynn-Brunswick GA Mem Hosp Auth GA Antic Ctfs Southeast Hlth Ser A	5.625%	8/1/2034	A2		125	139,281
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	96,926
IL Fin Auth Rev Ascension Hlth Ser A	5.00%	11/15/2032	AA+		750	866,595
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	210	232,191
IL Fin Auth Rev Mem Hlth Sys	5.50%	4/1/2034	A+		200	221,180
IL Fin Auth Rev Northwestern Mem Hosp Ser A	5.75%	8/15/2030	AA+		100	116,383
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.125%	11/1/2021	A2		70	83,089
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		250	322,615
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A2		305	327,735
IL Fin Auth Rev Rush Univ Med Ctr Ser C	6.375%	11/1/2029	A2		175	212,723
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2027	A2		315	383,928
IL Fin Auth Rev Rush Univ Med Ctr Ser D	6.375%	11/1/2029	A2		35	42,545
IL Fin Auth Rev Rush Univ of Chicago Med Ctr Ser C	5.50%	8/15/2036	AA-		155	173,642
Johnson City TN Hlth & Edl Facs Brd Mountain St Hlth Alliance	6.00%	7/1/2038	BBB+		45	54,064
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		300	350,796
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A		735	875,848
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2035	NR		380	367,487
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		500	574,800
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	250	282,897
MD St Hlth & Higher Edl Facs Auth Anne Arundel Hlth Sys	4.00%	7/1/2034	A-		100	103,436
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		300	332,244
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		335	400,811
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.00%	7/1/2026	Baa3		470	562,924
ME Hlth & Higher Edl Facs Auth Gen Med Ctr	6.75%	7/1/2036	Baa3		375	455,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

MI St Fin Auth Rev Trinity Hlth	5.00%	12/1/2035	AA	$500	$555,345
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2	100	109,793
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A	105	123,793
Montgomery Cnty PA Indl Dev Auth Jefferson Hlth Sys Ser A	5.00%	10/1/2027	AA	1,000	1,149,020
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR	350	356,895
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	250	286,635
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	250	240,720
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB+	575	647,444
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2031	A3	500	557,135
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	105	121,435
NJ St Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2025	BBB+	250	287,247
NM St Hosp Equip Ln Council Gerald Champion	5.50%	7/1/2042	BB	375	388,170
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A-	250	296,927
OH St Hosp Fac Rev Cleveland Clinic Hlth Sys	5.00%	1/1/2032	Aa2	525	593,145
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr Pj	5.00%	7/1/2042	BB+	335	346,775
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-	1,135	1,224,608
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB-	460	486,947
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-	230	247,381
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	950	1,247,416
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	55	48,511
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	300	318,738
Univ of CO Hosp Auth Ser A	5.00%	11/15/2036	A+	500	558,545
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	140	167,741
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	150	178,863
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.125%	11/1/2037	A3	275	324,024
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3	145	161,587
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	350	382,672
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2024	A-	430	467,810
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2032	Baa2	280	302,949

Total					34,860,547

Housing 0.34%

Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ FL Ser A	8.00%	10/1/2042	NR	300	366,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing (continued)

Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	$250	$250,565

Total					616,958

Lease Obligations 9.93%

CA St Pub Wrks Brd Dept Ed Riverside Campus Pj B	6.00%	4/1/2027	A2	250	303,000
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2032	A2	380	410,164
CA St Pub Wrks Brd Dept Gen Svcs Ser A	5.00%	4/1/2030	A2	130	138,176
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	10/1/2028	A2	535	606,594
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2034	A2	500	556,255
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%	11/1/2022	A2	250	300,518
CA St Pub Wrks Brd Var Cap Pjs Sub Ser A-1	5.75%	3/1/2030	A2	300	349,416
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.625%	11/1/2034	A2	1,575	1,934,730
Carrollton GA Payroll Dev Auth Antic Ctfs Athletic Pj	6.25%	6/15/2034	A1	290	341,983
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA-	150	164,243
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-	475	524,623
Erie Cnty NY Indl Dev Agy Buffalo City Sch Dist Ser A	5.00%	5/1/2031	AA-	240	270,254
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1	250	290,008
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj	6.00%	6/15/2028	A2	125	148,480
Los Angeles CA Muni Impt Corp Ser B	5.00%	9/1/2030	A+	145	156,456
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser B	5.00%	10/1/2025	A+	1,000	1,141,490
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	565	603,341
MI St Bldg Auth Facs Pg Ser I A	5.20%	10/15/2031	Aa3	1,000	1,154,480
MI St Bldg Auth Facs Pg Ser II A	5.00%	10/15/2025	Aa3	400	468,748
MI St Fin Auth Rev Detroit Sch Dist	5.50%	6/1/2021	A+	650	753,200
MI St Strategic Fd Ltd Cadillac Place Office Bldg Pj	5.25%	10/15/2031	A+	250	278,810
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.00%	9/1/2022	A+	400	481,556
NJ Econ Dev Auth Sch Facs Constr Ser Z	5.875%	12/15/2034	A+	100	120,257
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	120	132,967
NJ St Transn Tr Fd Auth Transn Pg Ser AA	5.00%	6/15/2023	A+	1,000	1,212,000
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2024	A-	1,000	1,196,370
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	400	461,512
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	625	726,831
Pima Cnty AZ Indl Dev Auth Metro Police Fac Pj Ser A	6.00%	7/1/2041	AA	600	685,680
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	AA-	250	303,635
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A+	1,000	1,109,710
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+	275	319,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

VA Comwlth Transn Brd Tr Cap Pjs	4.75%	5/15/2035	AA+		$500	$572,640

Total						18,217,680

Other Revenue 6.06%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		1,000	1,046,570
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB		155	172,132
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		200	211,620
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		590	623,288
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	BB+		50	50,866
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2025	BB+		295	304,679
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2026	BB+		100	103,110
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba2		250	256,875
Baytown Twp MN Rev St. Croix Prep Academy Pj	5.75%	8/1/2042	BB		650	656,435
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2029	A-		425	486,506
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		555	632,989
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2042	BBB		275	294,715
Dist of Columbia National Pub Radio Ser A	5.00%	4/1/2035	AA-		130	143,773
Dist of Columbia Rev Friendship Pub Charter Sch	5.00%	6/1/2032	BBB		500	528,390
Dist of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3		125	141,388
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	500	582,390
Houston TX Higher Ed Fin Corp Cosmos Fndtn Ser A	5.875%	5/15/2021	BBB		250	292,917
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		250	295,677
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		100	71,123
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036	Ba1		865	870,276
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039	Ba1		180	180,580
New York City NY Indl Dev Agy Utd Jewish Appeal Federal	5.00%	7/1/2034	Aa1		420	488,649
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.25%	7/1/2026	A		500	582,890
North TX Ed Fin Corp Uplift Ed Ser A	4.875%	12/1/2032	BBB-		200	211,672
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		150	139,989
Puerto Rico Children’s Tr Fd Tob Sttlmnt Rev Asset Bkd Bds	5.625%	5/15/2043	Baa3		865	865,173
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		500	524,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	$350	$369,117

Total					11,128,129

Special Tax 1.77%

Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2027	Baa2	250	276,460
Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2032	Baa2	325	352,706
Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2035	Baa2	300	320,733
FL St Vlg Cmnty Dev Dist No 10	4.50%	5/1/2023	NR	865	860,009
Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	108,916
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	315	284,152
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2037	Ba1	175	150,600
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.00%	8/1/2024	BBB+	150	164,285
New York City NY Indl Dev Agy Pilot Queens Baseball Stadium (AMBAC)	5.00%	1/1/2018	Ba1	200	211,162
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	5.50%	5/1/2024	A2	450	522,954

Total					3,251,977

Tax Revenue 4.97%

AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2028	A1	1,000	1,143,700
AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2031	A1	250	282,000
Dist of Columbia Deeds Tax Ser B	5.00%	6/1/2023	A1	110	129,433
Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	900	1,067,778
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2022	AA	160	200,795
IL St Sales Tax Rev 1st Ser (NPFGC)(FGIC)	6.00%	6/15/2024	AAA	125	169,657
IL St Sales Tax Rev Build Ill Ser A	4.75%	6/15/2034	AAA	205	226,392
Metro Transn Auth NY Ser A	5.50%	11/15/2039	AA	200	229,008
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	Aaa	550	593,422
NJ St Econ Dev Auth	4.25%	6/15/2027	BBB+	1,000	1,059,050
NJ St Econ Dev Auth	5.00%	6/15/2023	BBB+	205	236,320
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	315	332,523
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.375%	8/1/2039	A+	235	241,596
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2042	A+	1,000	1,031,850
San Jose CA Spl Hotel Tax Rev Convtn Ctr Expansion	5.50%	5/1/2026	A2	175	202,818
San Jose CA Spl Hotel Tax Rev Convtn Ctr Expansion	6.50%	5/1/2036	A2	530	633,366
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2028	AA	510	604,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.00%	10/1/2025	Baa2	$215	$239,160
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	180	199,388
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-	250	291,755

Total					9,114,606

Tobacco 4.87%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-	1,350	1,232,482
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-	650	581,626
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	4.75%	6/1/2023	B+	205	198,126
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	5.50%	6/1/2045	B-	1,000	880,020
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-	1,000	948,440
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (AMBAC)	5.00%	6/1/2030	A2	375	378,510
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	690	724,272
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2038	A2	375	391,845
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%	6/1/2029	A2	250	250,433
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+	100	95,720
IL Railsplitter Tob Sttlmnt Auth	6.00%	6/1/2028	A-	540	655,117
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-	740	688,378
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2019	Baa1	75	84,347
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2	115	112,229
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+	665	650,357
TSASC Inc NY Ser 1	5.00%	6/1/2034	B	360	324,518
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2	920	751,474

Total					8,947,894

Transportation 9.60%

Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	520	615,711
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	425	499,762
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	224,212
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	500,420
CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2030	BBB	350	127,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

CA Foothill Eastern Transn Corridor Agy Cap Apprec (NPFGC)(IBC)	Zero Coupon	1/15/2031	BBB	$255	$87,174
Charlotte NC Arpt Rev Douglas Arpt Ser A	5.00%	7/1/2033	Aa3	630	723,328
Chesapeake VA Expwy Toll Rd Rev Transn Sys Sr Ser A	5.00%	7/15/2021	BBB	400	459,164
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (AMBAC)	5.00%	1/1/2022	A2	350	386,354
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A2	100	103,878
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A1 (XLCA)	5.25%	1/1/2034	A2	200	204,304
Chicago IL O’Hare Intl Arpt 3rd Lien Ser C	5.50%	1/1/2031	A2	90	104,909
Chicago IL O’Hare Intl Arpt 3rd Lien Ser F	5.00%	1/1/2035	A2	135	151,916
Denver CO City & Cnty Arpt Sys Rev Ser B	5.00%	11/15/2023	A+	500	616,120
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2034	AA-	500	582,210
HI St Arpts Sys Rev Ser A	5.25%	7/1/2020	A	100	122,898
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B	5.00%	5/15/2035	AA-	645	726,012
MA St Dept of Transn Ser B	5.00%	1/1/2032	A+	440	496,610
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	470,592
Metro Dist of Columbia Arpts Auth Ser A	5.00%	10/1/2035	AA-	205	239,604
Metro Transn Auth NY Ser B	5.00%	11/15/2033	A	105	116,949
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	610,491
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	155,839
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.375%	10/1/2035	A	175	201,427
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.50%	10/1/2029	A	490	575,525
NJ St Tpk Auth Ser B	5.00%	1/1/2028	A+	900	1,059,507
NJ St Transn Tr Fd Auth Ser A (AGM)	5.25%	12/15/2021	AA-	200	252,072
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.75%	12/15/2031	A+	350	411,435
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	150	183,608
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	A+	100	126,575
North TX Twy Auth Rev Sys 1st Tier	6.00%	1/1/2043	A2	775	907,285
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	200	222,090
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2038	A3	40	44,321
Orlando & Orange Cnty FL Expwy Auth Ser C	5.00%	7/1/2030	A	555	629,775
PA St Tpk Commn Sub Ser A	5.00%	12/1/2032	A-	500	561,845
PA St Tpk Commn Sub Ser B	5.00%	12/1/2022	A-	1,000	1,192,050
PA St Tpk Commn Sub Ser B-1	5.50%	6/1/2033	A-	185	213,414
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	177,227
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA-	165	180,028
Regl Transn Dist CO Denver Trans Partners	5.375%	7/15/2025	Baa3	415	477,972
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2026	Baa3	120	145,093
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	185	218,063
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	485	550,310
Regl Transn Dist CO Trans Partners	5.375%	1/15/2025	Baa3	85	97,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA-	$495	$578,700
San Francisco CA City & Cnty Arpts Commn Ser E	5.25%	5/1/2032	A+	220	253,099
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2032	A-	100	31,606

Total					17,616,607

Utilities 11.84%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.00%	7/1/2024	NR	200	225,470
Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	100	111,017
Amer Muni Pwr OH Inc Amp Fremont Enrg Ctr Pj Ser B	5.00%	2/15/2025	A1	1,000	1,181,150
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	370,464
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	1,000	1,080,240
Chicago IL Wtrwrks Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA-	100	117,135
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	184,083
CT St Dev Auth Pollutn Ctrl Lt & Pwr Co Pj	4.375%	9/1/2028	A-	900	977,256
Detroit MI Swr Disp Rev 2nd Lien Ser B (NPFGC)(FGIC)	5.50%	7/1/2029	A	770	922,999
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	6.25%	7/1/2036	AA-	55	63,854
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%	7/1/2034	A+	335	340,688
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)(FGIC)	4.50%	7/1/2031	A+	100	102,534
Detroit MI Wtr Supply Sys Sr Lien Ser D (AGM)	4.625%	7/1/2032	AA-	95	98,262
FL St Muni Pwr Agy Requirements Pwr Ser A	5.25%	10/1/2019	A2	150	182,818
FL St Muni Pwr Agy St. Lucie Pj Ser A	5.00%	10/1/2026	A2	700	839,062
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	176,784
IL Fin Auth Gas Supply Peoples Gas Lt & Coke (AMBAC)	5.00%	2/1/2033	A1	190	190,230
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-	500	521,325
Long Island NY Pwr Auth Ser B	5.00%	9/1/2026	A-	510	606,257
Lower CO River Auth TX Impt LCRA Transn Svcs	5.00%	5/15/2030	A	100	113,902
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Palo Verde Ser A	4.50%	8/1/2042	BBB	1,000	1,032,190
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%	6/1/2035	A1	1,035	1,154,097
New York City NY Muni Wtr Fin Auth 2nd Gen Resolution Ser GG-1	5.25%	6/15/2032	AA+	100	116,733
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	216,480
NY St Envr Facs Corp Ser A	5.125%	6/15/2038	AAA	500	574,810
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-	255	293,219
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	80	91,830
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA+	100	118,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2026	BBB+	$275	$295,350
Philadelphia PA Gas Wrks Rev 7th Ser 1998 Gen Ordinance Ser A (AMBAC)	5.00%	10/1/2028	BBB+	180	192,098
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-	155	177,928
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.125%	7/1/2024	BBB-	280	297,954
Puerto Rico Elec Pwr Auth Ser A	5.00%	7/1/2029	BBB+	750	738,412
Puerto Rico Elec Pwr Auth Ser CCC	5.00%	7/1/2028	BBB+	120	118,979
Puerto Rico Elec Pwr Auth Ser CCC	5.25%	7/1/2027	BBB+	430	436,110
Puerto Rico Elec Pwr Auth Ser CCC	5.25%	7/1/2028	BBB+	535	540,607
Puerto Rico Elec Pwr Auth Ser VV (NPFGC)(FGIC)	5.25%	7/1/2032	BBB+	520	521,258
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2033	BBB+	425	424,996
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2027	BBB+	605	613,597
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-	100	119,836
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.50%	8/1/2020	A-	125	145,388
TN Enrg Acq Corp Ser C	5.00%	2/1/2024	BBB	150	168,018
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	BBB	295	330,539
TN Enrg Acq Corp Ser C	5.00%	2/1/2027	BBB	1,190	1,326,612
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2022	A-	800	935,792
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A-	1,000	1,280,920
TX Muni Gas Acq & Supply Corp III	5.00%	12/15/2032	A3	1,000	1,071,200

Total					21,738,873

Total Investments in Securities 98.83% (cost $169,199,465)					181,397,430

Cash and Other Assets in Excess of Liabilities(h) 1.17%					2,138,347

Net Assets 100.00%					$183,535,777

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	57	Short	$(7,568,531)	$20,855
U.S. 30-Year Treasury Bond	March 2013	27	Short	(3,982,500)	47,836

Totals				$(11,551,031)	$68,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 102.01%

Corporate-Backed 5.82%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	$2,915	$2,914,883
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	B-	3,575	4,016,334
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B	1,015	1,015,071
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB	2,000	2,239,520
FL St Citizens Ppty Ins Corp Sr Secd Ser A-1	5.00%	6/1/2021	A+	7,000	8,261,330
Fort Bend Cnty TX Indl Dev Corp Nrg Enrg Inc Ser A Rmkt	4.75%	5/1/2038	Baa3	2,875	3,029,474
Fort Bend Cnty TX Indl Dev Corp Nrg Enrg Inc Ser B	4.75%	11/1/2042	Baa3	1,875	1,969,556
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj B AMT	2.50%	12/1/2029	BBB	1,125	1,121,378
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	3,750	3,803,963
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	655	664,478
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	3,195	3,429,928
IA St Fin Auth Midwestern Disaster Alcoa Inc Pj	4.75%	8/1/2042	BBB-	10,055	10,154,846
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,550	523,032
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)	6.25%	10/1/2037	NR	2,000	360,000
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Pjs	6.75%	11/1/2032	BBB-	11,000	12,371,150
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,380	3,705,393
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	745	812,221
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	1,400	1,523,424
MA St Dev Fin Agy Wst Mgmt Inc Pj Ser B AMT	2.125%	12/1/2029	BBB	1,500	1,496,835
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,510,369
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	855	744,226
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	9,150	9,943,213
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	1,585	1,584,905
New York City NY Indl Dev Agy Sr Trips Ser A AMT	5.00%	7/1/2028	BBB-	2,000	2,133,860
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,480	1,480,000
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.125%	9/15/2023	B	650	650,533
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B	1,250	1,251,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)

NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B	$1,215	$1,218,876
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.75%	9/15/2027	B	5,000	5,145,550
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+	2,000	2,577,540
PA Econ Dev Fing Auth Amtrak Pj Ser A AMT	5.00%	11/1/2032	A1	3,500	3,862,670
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,693,170
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,743,060
PA St Econ Dev Fing Auth Wst Mgmt Pj	1.75%	12/1/2033	BBB	1,000	998,020
Phenix City AL Indl Dev Brd Envr Meadwestvaco Coated Rmkt AMT	4.125%	5/15/2035	BBB	1,890	1,895,254
Port of Seattle WA Indl Dev Corp Spl Facs Delta Airline AMT	5.00%	4/1/2030	B-	3,000	3,040,590
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,617,429
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR	5,715	5,005,711
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,848,900
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	1,750	1,927,170
Warren Cnty MS Gulf Opportunity Intl Paper Co Pj Ser A	5.375%	12/1/2035	BBB	1,750	1,938,458
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,889,350
WI Pub Fin Auth Arpt Facs Sr Oblig Grp AMT	5.00%	7/1/2042	BBB-	2,000	2,031,720

Total					125,145,140

Education 6.06%

Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precinct LLC	5.00%	6/15/2031	Aa2	2,500	2,907,650
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,333,560
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,795,500
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,795,926
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,108,720
CA Muni Fin Auth Rev Emerson College	6.00%	1/1/2042	BBB+	1,875	2,235,525
CA Statewide Cmntys Dev Auth Windrush Sch(e)(k)	5.50%	7/1/2037	NR	1,000	—
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A1	1,175	1,319,960
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	2,217,160
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-	3,000	3,320,820
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)	5.00%	7/1/2033	AA-	1,500	1,666,890
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2029	Aa2	4,000	4,590,280
Detroit MI City Sch Dist Sch Bldg & Site Ser A	5.00%	5/1/2033	Aa2	4,385	4,945,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education (continued)

Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		$1,000	$1,080,770
FL St Higher Edl Facs Fin Auth Univ of Tampa Pj Ser A	5.25%	4/1/2042	BBB+		1,500	1,655,775
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BB+	(c)	4,575	4,621,573
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BB+	(c)	1,280	1,242,803
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-		6,350	6,931,152
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		4,000	3,155,800
IL Fin Auth Rev IL Inst Tech	6.25%	2/1/2019	Baa3		2,635	2,896,735
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		1,000	1,115,640
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2019	Baa3		1,000	1,023,030
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2020	Baa3		1,900	1,945,505
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1		4,300	5,214,438
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3		2,500	2,723,750
MA St Dev Fin Agy Merrimack College Ser A	5.00%	7/1/2032	BBB-		535	590,694
MA St Dev Fin Agy Merrimack College Ser A	5.25%	7/1/2042	BBB-		1,200	1,332,516
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB		5,000	5,253,950
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,422,000
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3		2,000	2,158,980
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,200	880,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,532,489
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	4.00%	4/1/2032	A-		1,000	1,033,970
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	4.00%	4/1/2037	A-		1,855	1,864,219
NC Cap Facs Fin Agy High Point Univ	4.375%	5/1/2034	BBB+		1,000	1,050,870
NC Cap Facs Fin Agy High Point Univ	5.00%	5/1/2032	BBB+		1,000	1,102,910
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB		2,000	2,238,080
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2		2,100	2,414,475
NY St Dorm Auth Rev Culinary Inst of Amer	5.00%	7/1/2042	Baa2		350	376,558
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1		5,000	6,427,050
Olmos Park Higher Ed Facs Corp & Impt Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,134,950
Olmos Park Higher Ed Facs Corp & Impt Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,335,710
Olmos Park Higher Ed Facs Corp & Impt Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,513,486
PA St Higher Edl Facs Auth Drexel Univ Ser A	5.00%	5/1/2031	A		4,645	5,229,945
PA St Higher Edl Facs Auth La Salle Univ	5.00%	5/1/2042	BBB		3,000	3,344,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	Baa1	$1,115	$1,227,760
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%	10/1/2021	A-	700	765,758
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Intl Amer Univ	5.00%	10/1/2031	A-	500	531,265
Quad Cities IL Regl Econ Dev Auth Augustana College	5.00%	10/1/2023	Baa1	590	660,936
Quad Cities IL Regl Econ Dev Auth Augustana College	5.00%	10/1/2024	Baa1	550	612,287
Quad Cities IL Regl Econ Dev Auth Augustana College	5.00%	10/1/2027	Baa1	900	984,897
RI St Hlth & Edl Bldg Corp RI Sch of Design Ser B	5.00%	8/15/2035	A1	1,000	1,131,120
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	2,116,887
Univ of MD Sys Auxila Ser C	3.00%	4/1/2028	AA+	6,945	7,091,401

Total					130,204,129

General Obligation 13.02%

Allegheny Cnty PA Ser C-70	5.00%	12/1/2034	A+	2,775	3,108,555
Bellwood IL Vlg	6.15%	12/1/2032	NR	2,765	2,730,465
CA St	5.00%	2/1/2033	A1	20,035	22,991,565
CA St	5.25%	9/1/2024	A1	15,000	18,193,050
CA St Var Purp	5.00%	9/1/2036	A1	11,000	12,535,380
CA St Var Purp	5.50%	3/1/2040	A1	9,250	10,859,500
CA St Var Purp	5.60%	3/1/2036	A1	7,330	8,710,166
CA St Var Purp	6.50%	4/1/2033	A1	13,400	16,698,410
Cent CA Unif Sch Dist Election 2008 Ser A (AG)	5.625%	8/1/2033	AA-	2,360	2,692,359
Cook Cnty IL Ser C	5.00%	11/15/2024	AA	14,400	17,113,536
CT St Ser D(b)	5.00%	11/1/2027	AA	10,000	12,037,450
CT St Ser D(b)	5.00%	11/1/2028	AA	10,000	12,037,450
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	12,126,700
IL St	5.00%	8/1/2023	A	8,000	9,190,160
IL St	5.00%	3/1/2030	A	11,500	12,793,520
IL St	5.00%	3/1/2031	A	4,750	5,276,442
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	8,593,975
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,710,099
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,520,260
New York City NY Ser D(a)	5.00%	8/1/2022	AA	6,375	7,983,476
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	6,206,850
New York City NY Sub Ser D-1	5.00%	10/1/2026	AA	26,860	32,079,435
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,530	4,698,177
OH St Higher Ed Ser A	5.00%	2/1/2031	AA+	5,000	5,874,950
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA-	2,500	2,801,375
Philadelphia PA St Pub Sch Bldg Auth	5.00%	4/1/2021	Aa3	2,250	2,670,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

General Obligation (continued)

Philadelphia PA St Pub Sch Bldg Auth	5.00%	4/1/2022	Aa3	$2,250	$2,666,633
Philadelphia PA St Pub Sch Bldg Auth	5.00%	4/1/2023	Aa3	3,250	3,799,672
Port of Houston TX Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,182,340
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2037	BBB	195	184,722
Puerto Rico Pub Bldgs Auth Govt Facs Ser U	5.25%	7/1/2042	BBB	2,575	2,434,972
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	1,950	2,414,139
San Francisco CA Cmnty College Dist Ser B (AGM)	5.00%	6/15/2031	AA-	1,735	1,825,949
Stockton CA Unif Sch Dist (AGM)	5.00%	7/1/2023	AA-	1,300	1,498,289
Stockton CA Unif Sch Dist (AGM)	5.00%	7/1/2024	AA-	1,335	1,530,364
Stockton CA Unif Sch Dist (AGM)	5.00%	7/1/2026	AA-	1,110	1,261,726
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,240	2,537,696
Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+	4,000	4,313,640

Total					279,883,657

Health Care 19.04%

ABAG CA Fin Auth for Nonprofit Corps Episcopal Sr Cmntys Ser A	5.00%	7/1/2042	BBB	1,800	1,932,174
Akron Bath Copley Joint Twp OH Hosp Dist Akron Gen Hlth Sys	5.00%	1/1/2031	BBB	5,250	5,643,225
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2041	NR	3,000	3,553,290
Alachua Cnty FL Hlth Facs Auth Terraces Bonita Springs Pj A	8.125%	11/15/2046	NR	5,000	5,883,650
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	2,500	2,510,800
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	3,250	3,247,465
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	CC	3,000	2,077,890
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	CC	6,000	4,117,980
Allen Cnty OH Hosp Facs Rev Catholic Hlth Partners Ser A	5.00%	5/1/2033	AA-	12,000	13,421,040
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	2,000	1,969,720
AZ Hlth Facs Auth Phoenix Children’s Hosp Ser A	5.00%	2/1/2034	BBB+	3,150	3,430,192
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	895	1,048,716
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	3,025	3,532,625
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%	4/1/2033	A-	1,000	1,242,820
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%	7/1/2029	Baa1	1,500	1,903,035
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	3,600	4,417,740
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2029	BBB+	1,350	1,503,320
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2034	BBB+	500	549,385
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA	2,000	2,451,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

CA Hlth Facs Fing Auth Sutter Hlth Ser D	5.25%	8/15/2031	AA-		$4,500	$5,259,690
CA St Hlth Facs Fing Auth City of Hope Ser A	5.00%	11/15/2024	A+		1,600	1,887,904
CA St Hlth Facs Fing Auth City of Hope Ser A	5.00%	11/15/2025	A+		1,135	1,342,433
CA St Hlth Facs Fing Auth City of Hope Ser A	5.00%	11/15/2026	A+		2,350	2,764,023
CA St Statewide Cmntys Dev Auth Episcopal & Svcs	5.00%	5/15/2032	A-	(c)	650	727,246
CA St Statewide Cmntys Dev Auth Episcopal & Svcs	5.00%	5/15/2042	A-	(c)	1,500	1,656,825
CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB		1,375	1,474,468
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)	5.125%	2/15/2037	AA-		7,000	7,609,490
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR		7,000	7,634,060
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2035	NR		1,625	1,760,411
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA-		1,750	1,882,650
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		10,000	11,134,200
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	1,000	1,124,680
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(c)	500	514,005
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa2		2,000	2,175,660
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa2		4,500	4,759,245
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,756,160
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,512,910
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB	(c)	4,300	4,392,450
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,694,863
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,829,620
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,982,600
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,528,455
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,322,798
IL Fin Auth Rev Ascension Hlth Ser A	5.00%	11/15/2032	AA+		6,950	8,030,447
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(c)	1,500	1,658,505
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	1,500	1,663,875
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		2,500	2,903,713
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,871,380
IN St Fin Auth Rev Cmnty Fndtn Northwest	5.00%	3/1/2023	A-		750	858,330
IN St Fin Auth Rev Cmnty Fndtn Northwest	5.00%	3/1/2024	A-		1,000	1,136,770
IN St Fin Auth Rev Cmnty Fndtn Northwest	5.00%	3/1/2025	A-		690	780,287
IN St Fin Auth Rev Cmnty Fndtn Northwest	5.00%	3/1/2030	A-		3,250	3,607,500
Johnston NC Mem Hosp Auth (AGM)(FHA)	5.25%	1/1/2024	AA-		5,000	5,666,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		$1,000	$1,164,840
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	4,502,940
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.25%	5/15/2031	Baa1		8,000	9,634,400
Laramie Cnty WY Hosp Rev Cheyenne Regl Med Ctr Pj	5.00%	5/1/2032	A+		1,000	1,114,350
Lincoln Cnty NE Hosp Auth No 1 Great Plains Regl Med Ctr	5.00%	11/1/2023	A-		500	569,525
Lincoln Cnty NE Hosp Auth No 1 Great Plains Regl Med Ctr	5.00%	11/1/2024	A-		1,250	1,415,588
Lincoln Cnty NE Hosp Auth No 1 Great Plains Regl Med Ctr	5.00%	11/1/2025	A-		1,000	1,126,740
Lucas Cnty OH Hosp Rev ProMedica Hlthcare Ser A	5.75%	11/15/2031	AA-		3,700	4,326,484
MA St Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	1,456,110
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	4.625%	8/1/2029	AA		5,500	5,978,280
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr	5.00%	8/1/2032	AA		1,500	1,634,775
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,175	4,731,569
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	3,000	3,394,770
MD St Hlth & Higher Edl Facs Auth Anne Arundel Hlth Sys	4.00%	7/1/2034	A-		6,500	6,723,340
MD St Hlth & Higher Edl Facs Auth Johns Hopkins Hlth Sys	5.00%	7/1/2032	AA-		2,735	3,216,032
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	13,388,275
ME St Hlth & Higher Edl Facs Auth Gen Med Ctr	7.50%	7/1/2032	Baa3		11,000	14,105,520
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	BBB+	(c)	3,680	3,777,446
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2024	BBB+		3,150	3,627,540
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2025	BBB+		1,300	1,483,482
Montgomery Cnty PA Indl Dev Auth Jefferson Hlth Sys Ser A	5.00%	10/1/2027	AA		3,500	4,021,570
NC St Med Care Commn Pennybyrn at Maryfield Ser A	6.125%	10/1/2035	NR		9,500	9,540,470
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		2,400	2,751,696
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2030	Aa3		5,640	6,373,031
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	4.00%	7/1/2026	BBB+		1,400	1,448,104
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2025	BBB+		1,000	1,148,990
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB+		3,900	4,391,361
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB+		3,675	4,109,789
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		5,500	6,360,860
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A-		1,985	2,357,604
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2032	NR		7,200	7,351,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Palomar Pomerado Hlthcare CA COP	6.00%	11/1/2030	Baa3	$3,500	$3,911,285
Pell City AL Spl Care Facs	5.00%	12/1/2031	A-	15,000	16,184,250
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.625%	7/1/2036	BBB-	3,500	3,843,980
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	16,750	20,835,827
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	898,570
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	970,211
South Cent PA Gen Auth Rev WellSpan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3	1,000	1,164,230
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.75%	12/1/2032	NR	1,900	2,056,503
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	6.00%	12/1/2042	NR	2,250	2,429,483
Spartanburg Cnty Regl Hlth Svcs Dist Rev Ref Ser A	5.00%	4/15/2032	A1	7,000	7,986,370
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	2,127,600
Tarrant Cnty TX Cultural Ed Facs Fin Corp CHRISTUS Hlth Ser A (AG)	6.25%	7/1/2028	AA-	1,500	1,794,600
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A	2,500	2,738,225
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,000	1,062,460
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR	3,000	3,378,150
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp	5.50%	7/1/2027	Baa1	3,975	4,492,306
Univ of CO Hosp Auth Ser A	5.00%	11/15/2036	A+	2,250	2,513,453
Upland CA San Antonio Cmnty Hosp COP	6.375%	1/1/2032	A	5,000	5,990,750
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2023	A-	9,350	10,222,822
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2037	Baa2	1,850	1,961,185
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2042	Baa2	1,000	1,056,780
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR	2,000	2,120,180

Total					409,306,961

Housing 1.08%

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,759,250
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,744,440
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,566,204
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3	2,000	2,242,120
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa	5	5,016
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BB	1,460	1,584,845
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A	4,220	4,859,963
MD St Econ Dev Corp Student Sr Morgan St Univ Pj	5.00%	7/1/2027	BBB-	1,000	1,115,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Housing (continued)

MD St Econ Dev Corp Student Sr Morgan St Univ Pj	5.00%		7/1/2034	BBB-	$825	$896,412
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%		9/1/2035	Aaa	140	140,851
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.75%		7/1/2028	BBB-	1,000	1,111,530
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%		7/1/2030	BBB-	1,000	1,136,310

Total						23,162,061

Lease Obligations 7.47%

CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%		12/1/2028	A2	5,600	6,371,120
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%		4/1/2033	A2	8,500	9,491,780
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.125%		10/1/2031	A2	2,500	2,819,600
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%		11/1/2022	A2	750	901,553
CA St Pub Wrks Brd Var Cap Pjs Ser G	5.00%		11/1/2023	A2	1,000	1,185,900
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%		11/1/2022	A2	5,000	5,900,100
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%		5/1/2028	AA-	7,000	8,219,960
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%		12/1/2023	A1	1,000	1,060,440
Goodyear AZ Pub Impt Corp	6.00%		7/1/2031	AA-	2,350	2,735,518
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%		6/7/2013	NR	1,768	265,200
Indianapolis IN Loc Pub Impt Bd Bk Midwestern Disaster Ser A(b)	5.50%		2/1/2033	AA	12,000	14,396,040
Los Angeles CA Unif Sch Dist COP Headquarters Bldg Pjs Ser B	5.00%		10/1/2025	A+	6,525	7,448,222
McLennan Cnty TX Pub Fac Corp	6.625%		6/1/2035	AA-	7,265	7,758,003
MI St Fin Auth Rev Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,587,700
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	2.852%	#	4/1/2014	Aa3	3,300	3,323,628
MN St Gen Fd Rev Appropriation Ser B	5.00%		3/1/2025	AA	7,000	8,578,500
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%		12/1/2028	A	3,000	3,222,990
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%		7/15/2030	AA-	10,000	11,875,000
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%		7/15/2031	AA-	6,000	7,091,880
NJ St Transn Tr Fd Auth Transn Pg Ser AA	5.00%		6/15/2023	A+	8,675	10,514,100
North Hudson NJ Sewerage Auth Ser A	5.00%		6/1/2024	A-	2,585	3,092,616
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%		11/15/2031	A+	2,500	2,884,450
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2025	AAA	1,980	2,277,975
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%		12/15/2026	AAA	2,870	3,301,913
PA St Indl Dev Auth Unref Econ Dev	5.50%		7/1/2023	A1	2,630	3,091,512
Philadelphia PA Muni Auth Rev Lease	6.375%		4/1/2029	A2	2,000	2,325,860
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%		7/1/2030	BBB	9,000	9,586,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations (continued)

Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		$3,150	$3,753,383
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A+		5,000	5,512,500

Total						160,574,063

Other Revenue 6.37%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030	BBB-		4,650	4,866,551
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB		5,750	6,385,548
Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,539,440
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	Ba2		5,000	5,282,100
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	3,469,830
Baytown Twp MN Rev St. Croix Prep Academy Pj	5.75%	8/1/2042	BB		1,350	1,363,365
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	BB		1,455	1,530,398
CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		8,100	8,827,704
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	950,220
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,386,075
Chester Cnty PA Indl Dev Auth Collegium Charter Sch Ser A	5.00%	10/15/2022	BBB-		1,000	1,015,390
Chester Cnty PA Indl Dev Auth Collegium Charter Sch Ser A	5.375%	10/15/2042	BBB-		5,000	5,005,200
Cleveland OH Arpt Sys Rev Ser A	5.00%	1/1/2030	A-		2,000	2,281,040
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2032	BBB		915	1,000,388
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2042	BBB		1,235	1,323,537
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-		2,000	2,248,680
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-		1,000	1,134,410
Dist of Columbia Rev Friendship Pub Charter Sch	5.00%	6/1/2042	BBB		2,000	2,072,680
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,188,305
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.625%	6/15/2041	BB+	(c)	9,000	10,483,020
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-		1,000	1,050,080
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BB+		750	802,575
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BB+		1,250	1,319,025
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		1,850	1,613,589
MA St Dev Fin Agy Broad Institute Ser A	5.25%	4/1/2037	AA-		7,250	8,145,665
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		2,580	2,105,925
Metro Boston Transit Parking Corp	5.25%	7/1/2033	A+		11,000	12,915,210
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	CCC+		2,250	1,851,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-		$2,000	$2,127,780
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		6,500	8,071,180
New York City NY Indl Dev Agy Utd Jewish Appeal Federal	5.00%	7/1/2034	Aa1		4,685	5,450,763
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		825	805,637
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,400	1,245,874
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2026	BBB-		1,600	1,566,320
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		7,700	7,186,102
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(c)	4,500	4,528,395
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB		75	75,494
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	7,031,220
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		1,230	1,289,876
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-		1,145	1,238,180
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		1,725	1,663,952

Total						136,931,248

Pre-Refunded 0.08%

Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB		1,455	1,731,799

Special Tax 2.44%

Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2032	Baa2		1,250	1,356,562
Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2035	Baa2		1,500	1,603,665
Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+		1,000	1,089,260
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR		905	951,698
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR		1,500	1,626,165
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR		965	798,866
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR		2,805	2,147,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)

FL St Vlg Cmnty Dev Dist No 10	4.50%	5/1/2023	NR	$2,055	$2,043,143
FL St Vlg Cmnty Dev Dist No 10	5.00%	5/1/2032	NR	1,000	991,370
FL St Vlg Cmnty Dev Dist No 10	5.125%	5/1/2043	NR	3,000	2,970,150
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+	2,000	2,005,340
Gramercy Farms FL Cmnty Dev Dist Cap Apprec˜	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms FL Cmnty Dev Dist Ser A-1	5.25%	5/1/2039	NR	1,340	13
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	3,383,670
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	1,416,665
Lakeside Landings Cmnty Dev Dist FL Ser A(e)	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	BBB+	1,605	1,672,153
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,081	1,585,119
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	Ba1	2,000	2,020,140
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	2,325	2,836,616
Riverside Cnty CA Redev Agy Cap Apprec Hsg Ser A (8.50% after 10/1/2021)˜	Zero Coupon	10/1/2041	A-	11,195	7,315,037
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,238,080
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,926,000
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2033	BBB	1,000	1,153,020
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	7.00%	8/1/2041	BBB	1,400	1,589,070
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	1,825	1,921,214
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,601,200
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(e)	5.70%	4/1/2022	NR	1,000	520,000
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(e)	5.75%	4/1/2027	NR	1,300	676,000

Total					52,493,976

Tax Revenue 7.61%

AZ St Sports & Tourism Auth Sr Multipurp Stadium Fac Pj Ser A	5.00%	7/1/2028	A1	18,000	20,586,600
Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA-	2,330	2,861,869
MA St Sch Bldg Auth Sr Ser B(b)	5.00%	10/15/2032	AA+	20,000	23,819,800
Miami-Dade Cnty FL Spl Oblig Sub Ser A	5.00%	10/1/2023	A+	750	883,492
Miami-Dade Cnty FL Transit Sys Sales Surtax Rev	5.00%	7/1/2037	AA	5,425	6,185,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)

New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2027	AAA		$12,000	$14,289,360
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D(b)	5.00%	2/1/2028	AAA		4,000	4,763,120
NJ Econ Dev Auth	4.25%	6/15/2027	BBB+		4,000	4,236,200
NJ St Econ Dev Auth	5.00%	6/15/2023	BBB+		2,000	2,305,560
NY St Dorm Auth Ser C	5.00%	3/15/2025	AAA		5,510	6,652,058
NY St Dorm Auth Ser C	5.00%	3/15/2026	AAA		2,580	3,106,191
NY St Dorm Auth Ser C	5.00%	3/15/2034	AAA		5,000	5,772,800
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA		5,000	5,892,400
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2037	A+		9,000	9,362,880
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2042	A+		5,860	6,046,641
San Joaquin Cnty CA Transn Auth Ser A	5.50%	3/1/2041	AA		14,000	16,537,780
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%	5/1/2031	A2		4,190	5,011,575
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2028	AA		1,500	1,778,220
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%	3/1/2029	AA		3,610	4,260,341
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+		3,690	4,142,505
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB		5,850	6,382,233
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2		4,500	4,984,695
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.00%	9/1/2026	A-		1,145	1,317,460
Yorba Linda CA Redev Agy Tax Alloc Sub Lien Redev Pj Ser A	6.50%	9/1/2032	A-		2,000	2,334,040

Total						163,513,351

Tobacco 5.32%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-		14,000	12,781,300
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		9,165	8,200,934
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		8,300	7,585,951
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	5.50%	6/1/2045	B-		3,000	2,640,060
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		7,000	6,381,550
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		10,650	9,189,565
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2˜	5.30%	6/1/2037	B-		8,000	7,239,280
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+		1,960	1,876,112
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	B+		4,750	4,600,185
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B	(c)	5,185	4,939,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B	(c)	$1,670	$1,638,504
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1		10,500	10,238,340
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		30,755	27,270,766
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		3,540	3,462,049
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		7,580	6,191,496

Total						114,235,738

Transportation 16.64%

Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2030	A+		1,500	1,687,065
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2031	A+		1,500	1,680,885
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2032	A+		1,500	1,673,505
Atlanta GA Arpt Rev Ser C AMT	5.00%	1/1/2033	A+		1,000	1,112,410
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	2,680,700
Cent TX Regl Mobility Auth Sr Lien	6.00%	1/1/2041	BBB-		10,000	11,714,500
Chesapeake VA Expwy Toll Rd Rev Transn Sys Sr Ser A	5.00%	7/15/2023	BBB		1,525	1,728,832
Connecticut St Spl Tax Oblig Rev Transn Infrastr	5.00%	1/1/2022	AA		10,000	12,429,700
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+		9,645	11,450,608
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+		6,135	7,283,512
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		7,160	8,500,399
Denver CO City & Cnty Arpt Rev Sys Ser A AMT	5.00%	11/15/2023	A+		2,000	2,369,300
Denver CO City & Cnty Arpt Rev Sys Ser A AMT	5.00%	11/15/2027	A+		4,000	4,615,760
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2		18,000	5,788,800
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A		3,000	3,421,500
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B		2,500	2,801,400
Houston TX Arpt Sys Rev Sub Lien Ser A AMT	5.00%	7/1/2031	A		5,000	5,627,050
Lee Cnty FL Ser A AMT	5.375%	10/1/2032	A2		3,500	3,962,000
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A	5.00%	5/15/2035	AA		10,000	11,361,800
Los Angeles CA Dept of Arpts Sr Intl Private Activity Ser A AMT	5.00%	5/15/2021	AA		2,000	2,435,860
Los Angeles CA Dept of Arpts Sr Intl Private Activity Ser A AMT	5.00%	5/15/2022	AA		2,000	2,441,220
Los Angeles CA Dept of Arpts Sr Intl Private Activity Ser A AMT	5.00%	5/15/2023	AA		3,605	4,343,160
Los Angeles CA Dept of Arpts Sr Intl Private Activity Ser A AMT	5.00%	5/15/2024	AA		2,000	2,389,260
MA St Port Auth Ser A AMT	5.00%	7/1/2037	AA-		4,150	4,670,451
Metro Dist of Columbia Arpts Auth Rev Arpt Sys Ser A AMT	5.00%	10/1/2024	AA-		10,230	12,031,912
Metro Transn Auth NY Rev Ser H	4.00%	11/15/2034	A		3,500	3,653,720
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A		7,500	9,558,600
Metro Transn Auth NY Ser F	5.00%	11/15/2030	A		5,000	5,801,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A	5.375%	10/1/2035	A	$6,975	$8,028,295
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-	7,500	9,654,150
NJ St Tpk Auth Ser A	5.00%	1/1/2035	A+	2,725	3,096,499
NJ St Tpk Auth Ser B	5.00%	1/1/2028	A+	8,100	9,535,563
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	4,500	5,508,225
NJ St Transn Tr Fd Auth Transn Sys Ser B	5.25%	6/15/2026	A+	1,500	1,785,915
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2025	A-	3,225	3,834,622
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2026	A-	4,915	5,821,670
North TX Twy Auth Rev Spl Pjs Sys Ser D	5.00%	9/1/2028	AA	10,000	11,892,300
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,836,900
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	6,335,117
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2026	AA-	11,000	13,144,395
OK St Tpk Auth 2nd Sr Ser A(b)	5.00%	1/1/2027	AA-	5,000	5,974,725
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A	1,500	1,698,870
PA St Tpk Commn Cap Apprec Sub Ser B2 (6.00% after 12/1/2015)˜	Zero Coupon	12/1/2034	A-	12,000	11,798,400
PA St Tpk Commn Sub Ser A	5.00%	12/1/2032	A-	7,000	7,865,830
PA St Tpk Commn Sub Ser B	5.00%	12/1/2023	A-	2,145	2,530,456
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,886,867
Port Auth NY & NJ Cons 170th AMT	5.00%	10/1/2033	AA-	17,500	19,629,925
Port of Oakland CA Inter Lien Ser A AMT (NPFGC)	5.00%	11/1/2026	A	2,285	2,456,855
Port of Oakland CA Ser O AMT	5.00%	5/1/2027	A+	3,000	3,368,460
Port of Oakland CA Ser O AMT	5.00%	5/1/2028	A+	2,275	2,542,130
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA-	2,000	2,181,520
Regl Transn Dist CO Denver Trans Partners	6.00%	1/15/2034	Baa3	1,800	2,121,696
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	5,200	5,900,232
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser A AMT	5.00%	5/1/2031	A+	5,500	6,100,490
San Francisco CA City & Cnty Arpts Commn 2nd Tier Ser F AMT	5.00%	5/1/2025	A+	15,000	17,278,500
San Jose CA Arpt Rev Ser A-1 AMT	6.25%	3/1/2034	A2	5,000	6,003,600
South Jersey NJ Transn Auth Ser A	5.00%	11/1/2028	A-	1,750	2,028,092
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A-	3,020	3,466,447
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	9,100	9,834,188
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.50%	1/1/2042	BBB-	1,250	1,352,725
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	7/1/2034	BBB-	850	881,782
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	1/1/2040	BBB-	4,850	4,966,400

Total					357,557,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities 11.06%

Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%		2/15/2027	A1	$5,000	$5,702,500
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2028	A1	3,000	3,722,970
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%		11/1/2029	A1	4,000	4,935,400
Cent Plains NE Enrg Pj No 1	0.708%	#	12/1/2017	B	5,000	4,603,500
Cent Plains NE Enrg Pj No 3	5.00%		9/1/2032	A-	10,000	10,802,400
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3	2,125	2,500,381
Compton CA Wtr Rev	6.00%		8/1/2039	NR	5,500	5,619,350
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%		7/1/2032	A+	1,000	1,064,510
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%		7/1/2041	A+	4,025	4,327,197
Detroit MI Wtr Supply Sys Sr Lien Ser A (NPFGC)	5.00%		7/1/2034	A+	5,000	5,084,900
FL St Muni Pwr Agy Rev Pwr Ser A	6.25%		10/1/2031	A2	4,000	4,806,840
HI St Dept of Bdgt & Fin Elec Co Ser B AMT (FGIC)	4.60%		5/1/2026	Baa1	5,000	5,163,950
Houston TX Util Sys Rev 1st Lien Ser A (AG)	5.125%		11/15/2032	AA	4,000	4,588,760
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%		6/1/2032	BBB-	2,250	2,345,963
Lansing MI Brd Wtr & Lt Util Ser A	5.00%		7/1/2030	AA-	4,735	5,556,475
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A-	1,505	1,728,086
Long Island NY Pwr Auth Ser A	6.25%		4/1/2033	A-	1,000	1,238,240
Long Island NY Pwr Auth Ser B	5.00%		9/1/2025	A-	1,500	1,792,950
Long Island NY Pwr Auth Ser B	5.00%		9/1/2026	A-	6,000	7,132,440
Long Island NY Pwr Auth Ser C (CIFG)	5.25%		9/1/2029	A3	1,350	1,697,139
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%		7/1/2028	AA-	4,925	5,599,823
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%		5/15/2028	AA	9,710	11,459,742
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%		3/15/2022	A	5,000	5,785,300
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2019	A-	1,000	1,139,590
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A-	3,500	4,024,405
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Palo Verde Ser A	4.50%		8/1/2042	BBB	3,000	3,096,570
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%		2/1/2040	BBB	3,500	4,153,590
Maricopa Cnty AZ Pollutn Ctrl Corp Sthn CA Ed Co Ser A Rmkt	5.00%		6/1/2035	A1	7,900	8,809,053
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%		7/1/2034	AA+	10,000	11,168,600
Metro St. Louis MO Swr Dist Ser A	5.75%		5/1/2038	AAA	1,760	2,061,576
NJ St Econ Dev Auth Enrg Partners Ser A AMT	5.00%		6/15/2037	Baa3	1,000	1,028,800
North Sumter Cnty FL Util Dependent Dist	5.375%		10/1/2030	BBB	5,000	5,412,000
Northern CA Gas Auth No 1	0.961%	#	7/1/2027	A-	5,000	4,152,250
NY St Envr Facs Corp Ser B	4.75%		6/15/2032	AAA	5,000	5,609,450
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	BBB-	3,250	3,906,435
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	4,500	5,174,460
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%		7/15/2039	BBB-	1,000	1,200,800
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3	2,500	2,869,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Utilities (continued)

Palm Beach Cnty FL Solid Wst Auth		5.00%		10/1/2031	AA+		$10,000	$11,436,500
Palm Beach Cnty FL Solid Wst Auth Impt Ser B		5.50%		10/1/2028	AA+		3,000	3,573,960
Pinal Cnty AZ Elec Dist No 4		6.00%		12/1/2028	A-		740	842,601
Puerto Rico Elec Pwr Auth Ser A		5.00%		7/1/2042	BBB+		6,775	6,425,139
Puerto Rico Elec Pwr Auth Ser UU		0.941%	#	7/1/2031	BBB+		4,000	2,636,800
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev		5.50%		8/1/2021	A-		5,000	5,844,050
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A		5.80%		7/1/2022	CC		1,000	109,720
Salt Verde AZ Fin Corp Ser A		5.25%		12/1/2027	A-		3,370	3,998,471
Sthn CA Pub Pwr Auth Pj No 1 Ser A		1.68%	#	11/1/2038	Baa1		5,000	3,758,400
TN Enrg Acq Corp Jr Ser B		5.625%		9/1/2026	BBB	(c)	3,000	3,478,080
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A		5.25%		12/15/2026	A-		1,250	1,465,563
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D		6.25%		12/15/2026	A-		13,575	17,388,489
TX Muni Gas Acq & Supply Corp III		5.00%		12/15/2032	A3		5,300	5,677,360

Total								237,701,203

Total Municipal Bonds (cost $2,013,496,726)								2,192,440,926

							Shares (000)

SHORT-TERM INVESTMENTS 0.22%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $908)							—(j)	908

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)

Variable Rate Demand Notes 0.22%

General Obligation 0.06%

New York City NY Ser A-4	0.20%	1/2/2013		8/1/2038	AAA		$1,300	1,300,000

Transportation 0.16%

Orlando & Orange Cnty FL Expwy Auth Sub Ser B-2	0.19%	1/3/2013		7/1/2040	AA+		3,500	3,500,000

Total Variable Rate Demand Notes (cost $4,800,000)								4,800,000

Total Short-Term Investments (cost $4,800,908)								4,800,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2012

Investments	Fair Value

Total Investments in Securities 102.23% (cost $2,018,297,634)	$2,197,241,834

Liabilities in Excess of Cash and Other Assets(h) (2.23%)	(47,921,641)

Net Assets 100.00%	$2,149,320,193

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	356	Short	$(47,270,125)	$155,134
U.S. 30-Year Treasury Bond	March 2013	350	Short	(51,625,000)	620,098

Totals				$(98,895,125)	$775,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.94%

Corporate-Backed 10.25%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(e)	6.12%	8/1/2031	NR	$3,285	$1,314,000
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B2	3,070	3,069,877
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	1,375	1,400,974
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	3,235,584
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	6,050	6,481,909
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2	6,250	6,252,562
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CC	2,000	284,240
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	325,040
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	B-	7,640	8,583,158
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B	16,110	16,111,128
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	5,545	5,715,398
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT(e)	9.125%	5/1/2029	NR	13,500	9,484,965
Fort Bend Cnty TX Indl Dev Corp Nrg Enrg Inc Ser A Rmkt	4.75%	5/1/2038	Baa3	1,725	1,817,684
Fort Bend Cnty TX Indl Dev Corp Nrg Enrg Inc Ser B	4.75%	11/1/2042	Baa3	2,645	2,778,387
Gulf Coast TX Indl Dev Auth CITGO Petroleum Pj AMT	4.875%	5/1/2025	BB+	2,000	2,030,100
Houston TX Arpt Sys Rev Spl Facs Continental Ser B AMT	5.70%	7/15/2029	B	3,760	3,770,904
IA St Fin Auth Midwestern Disaster Alcoa Inc Pj	4.75%	8/1/2042	BBB-	5,500	5,554,615
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	B3	4,500	4,760,865
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	5.875%	3/1/2027	NR	1,500	514,560
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(e)	6.00%	3/1/2037	NR	1,450	489,288
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)†	6.125%	10/1/2027	NR	1,475	265,500
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A(e)†	6.25%	10/1/2037	NR	6,525	1,174,500
Intl Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B-	1,085	1,054,512
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB-	6,770	7,380,857
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj AMT	5.00%	11/1/2028	BBB-	5,600	6,093,696
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,835,508
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,043,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Corporate-Backed (continued)

MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	$3,430	$2,985,609
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB	1,630	1,632,152
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,640	2,639,842
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	994,820
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2046	Ba1	545	541,507
New York City NY Indl Dev Agy Sr TRIPS Ser A AMT	5.00%	7/1/2028	BBB-	3,500	3,734,255
Niagara NY Area Dev Corp Solid Covanta Enrg Pj AMT	5.25%	11/1/2042	Ba2	5,000	5,084,750
Niagara NY Area Dev Corp Solid Covanta Enrg Pj Ser B	4.00%	11/1/2024	Ba2	1,740	1,731,805
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	6,190,000
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.125%	9/15/2023	B	5,125	5,129,202
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B	14,075	14,094,705
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B	5,935	5,953,933
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	758,488
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	2,500	2,905,100
Phenix City AL Indl Dev Brd Envr Meadwestvaco Coated Rmkt AMT	4.125%	5/15/2035	BBB	1,350	1,353,753
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa2	1,955	1,910,602
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa2	3,685	3,508,488
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	6,120	6,126,426
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	5,100	5,170,788
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B-	1,730	1,617,429
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	6,000	6,274,560
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2	1,500	1,499,880
Selma AL Ind Dev Brd Intl Paper Co Ser A	5.375%	12/1/2035	BBB	3,250	3,599,992
St. Charles Parish LA Gulf Zone Valero Enrg Corp	4.00%	12/1/2040	BBB	1,750	1,927,170
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	14,050	13,739,073
WI Pub Fin Auth Arpt Facs Sr Oblig Grp AMT	5.00%	7/1/2042	BBB-	2,000	2,031,720

Total					214,959,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Education 5.27%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		$2,500	$2,795,500
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A†	7.25%	10/1/2032	BB		3,500	3,470,460
CA Statewide Cmntys Dev Auth Windrush Sch(e)(k)	5.50%	7/1/2037	NR		7,225	—
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,858,924
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BB+	(c)	1,375	1,388,998
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BB+	(c)	8,235	7,995,691
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,039,461
IA St Higher Ed Ln Auth Private College Fac Ser A	5.00%	10/1/2031	Baa3		9,250	10,011,275
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3		2,500	2,789,100
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2021	Baa3		4,325	4,415,436
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2023	Baa3		4,000	4,059,440
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3		2,500	2,522,125
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3		2,000	2,011,720
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3		2,700	2,707,803
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR		2,710	2,434,230
MA St Dev Fin Agy Merrimack College Ser A	5.00%	7/1/2032	BBB-		535	590,694
MA St Dev Fin Agy Merrimack College Ser A	5.25%	7/1/2042	BBB-		1,200	1,332,516
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3		5,000	5,422,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.25%	7/1/2018	NR		250	100,000
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy(e)	5.50%	7/1/2038	NR		2,300	920,000
NC Cap Facs Fin Agy High Point Univ	4.375%	5/1/2034	BBB+		3,580	3,762,115
NC Cap Facs Fin Agy High Point Univ	5.00%	5/1/2032	BBB+		1,500	1,654,365
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+		1,510	1,566,293
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+		3,640	3,789,604
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2027	BBB		1,250	1,420,412
NH St Hlth & Ed Facs Auth Sthn New Hampshire Univ	5.00%	1/1/2034	BBB		2,800	3,098,844
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1		4,000	5,157,560
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1		2,000	2,529,080
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	B3		6,655	7,130,300
PA St Higher Edl Facs Auth La Salle Univ	5.00%	5/1/2037	BBB		2,000	2,236,920
PA St Higher Edl Facs Auth Shippensburg Univ Student Svcs	5.00%	10/1/2035	BBB-		700	765,436
Quad Cities IL Regl Econ Dev Auth Augustana College	4.75%	10/1/2029	Baa1		845	900,584
Quad Cities IL Regl Econ Dev Auth Augustana College	4.75%	10/1/2032	Baa1		1,000	1,053,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	$7,000	$8,511,370

Total					110,441,616

General Obligation 7.36%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	1,500	1,700,235
Arkansas City KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	Baa3	6,360	7,429,752
Bellwood IL Vlg	5.875%	12/1/2027	NR	3,000	2,974,860
Bellwood IL Vlg	6.15%	12/1/2032	NR	2,770	2,735,403
CA St	5.00%	2/1/2032	A1	15,685	18,026,300
CA St Var Purp	5.00%	9/1/2036	A1	4,500	5,128,110
HI St Ser DZ	5.00%	12/1/2027	AA	6,000	7,292,700
IL St	5.00%	8/1/2025	A	2,685	3,057,060
IL St	5.00%	3/1/2031	A	2,250	2,499,368
IL St	5.00%	3/1/2032	A	6,000	6,645,180
IL St Ser A	5.00%	1/1/2034	A	2,275	2,503,114
Kendall Kane & Will Cntys IL Cmnty Unit Sch Dist No 308 Ser A	5.00%	2/1/2029	Aa2	19,000	21,927,710
Los Angeles CA Unif Sch Dist Ser D	5.00%	1/1/2034	Aa2	6,000	6,782,340
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	8,000	8,316,080
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	11,865,350
New York City NY Sub Ser J-1	5.00%	5/15/2029	AA	9,000	10,582,110
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2041	BBB	4,605	4,232,225
Puerto Rico Comwlth Pub Impt Ser A	5.50%	7/1/2039	BBB	4,000	3,945,080
Puerto Rico Pub Bldgs Auth Govt Facs Ser U	5.25%	7/1/2042	BBB	12,565	11,881,715
Territory of Guam Ser A	6.75%	11/15/2029	B+	8,690	9,702,646
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,464,058
Woonsocket RI	7.125%	6/15/2016	B2	2,525	2,594,134

Total					154,285,530

Health Care 27.73%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	10,000	10,043,200
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	4,496,490
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	CC	15,365	10,545,460
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	CC	7,650	5,237,725
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,710	9,562,991
AZ Hlth Facs Auth Phoenix Children’s Hosp Ser A	5.00%	2/1/2034	BBB+	3,150	3,430,193
CA Hlth Facs Fing Auth Children’s Hosp Los Angeles Ser A	5.00%	11/15/2034	BBB+	500	549,385
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2029	BBB+	1,350	1,503,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

CA Statewide Cmntys Dev Auth Eskaton Pptys Inc	5.25%	11/15/2034	BBB		$1,640	$1,758,638
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-		1,000	1,182,400
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB-		2,500	2,916,375
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	5.625%	10/1/2032	NR		1,000	1,063,510
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2042	NR		1,070	1,157,633
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2047	NR		1,000	1,072,300
Carmel IN Rev Barrington Carmel Pj Ser A	7.125%	11/15/2047	NR		3,000	3,232,020
Chesterfield Cnty VA Econ Dev Auth 1st Mtg Brandermill Woods Pj	5.00%	1/1/2032	NR		2,000	2,048,000
Chesterfield Cnty VA Econ Dev Auth 1st Mtg Brandermill Woods Pj	5.125%	1/1/2043	NR		1,000	1,016,200
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR		5,770	6,563,029
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR		5,045	5,655,041
CO Hlth Facs Auth Rev Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,025,930
CT St Hlth & Edl Facs Auth Stamford Hosp Ser J	5.00%	7/1/2034	A-		16,000	17,814,720
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.25%	1/1/2041	NR		2,000	2,047,480
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	5.40%	1/1/2022	NR		585	634,152
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR		2,000	2,182,000
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR		4,300	4,434,117
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR		2,500	2,573,075
Dauphin Cnty PA Gen Auth Pinnacle Hlth Sys Pj	5.00%	6/1/2042	A		3,600	3,833,316
Duluth MN Econ Dev Auth Hlth Care Facs St Luke’s Hosp	6.00%	6/15/2039	NR		3,750	4,035,337
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,913,759
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	3,079,967
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	936,776
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A	5.125%	1/1/2036	BBB	(c)	4,700	4,801,050
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB	(c)	3,385	3,860,762
Hanover Cnty VA Econ Dev Auth Covenant Woods Ser A	5.00%	7/1/2042	NR		2,000	1,990,820
Hanover Cnty VA Econ Dev Auth Covenant Woods Ser A	5.00%	7/1/2047	NR		1,985	1,943,454
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj	5.00%	10/1/2024	AA		6,000	6,885,000
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj	5.25%	10/1/2029	AA		4,000	4,732,880
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,903,262
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	5,610,880
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		5,660	5,740,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		$7,115	$7,189,209
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,200	1,219,488
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,963,987
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	6,077,260
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	4,585,365
IL Fin Auth Clare Oaks Pj Ser A(e)	5.75%	11/15/2016	NR		1,900	760,000
IL Fin Auth Rev Clare Oaks Pj Ser A(e)	6.00%	11/15/2027	NR		9,000	3,600,000
IL Fin Auth Rev Clare Oaks Ser A-2	7.00%	11/15/2027	NR		1,040	1,040,614
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B(e)	Zero Coupon	5/15/2050	NR		4,800	96,000
IL Fin Auth Rev Clare Wtr Twr Ser A-2(e)	5.20%	5/15/2015	NR		700	14,000
IL Fin Auth Rev Clare Wtr Twr Ser A-3(e)	5.30%	5/15/2016	NR		700	14,000
IL Fin Auth Rev Clare Wtr Twr Ser A-6(e)	6.00%	5/15/2028	NR		2,800	56,000
IL Fin Auth Rev Clare Wtr Twr Ser A-7(e)	6.125%	5/15/2041	NR		3,500	70,000
IL Fin Auth Rev Clare Wtr Twr Ser A-10(e)	5.125%	5/15/2018	NR		3,500	70,000
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(c)	3,500	3,882,375
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(c)	4,000	4,042,280
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(c)	9,975	10,040,336
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,832,240
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+		5,000	5,807,425
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,871,380
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		3,005	3,126,071
IL Fin Auth Rev Taxable Clare Oaks Ser A-1	7.00%	11/15/2027	NR		830	827,626
IL Fin Auth Rev Taxable Clare Oaks Ser A-3	7.00%	11/15/2017	NR		520	519,724
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	4,622,400
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		5,000	5,210,300
Johnston NC Mem Hosp Auth (AGM)(FHA)	5.25%	10/1/2036	AA-		7,000	7,648,200
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		3,325	3,532,247
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,385	4,616,528
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,164,840
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	3,324,160
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	7,925,943
KY St Econ Dev Fin Auth Facs Masonic Homes of Kent	5.375%	11/15/2032	NR		3,000	3,100,740
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		5,840	6,336,867
LA Pub Facs Auth Ochsner Clinic Fndtn Pj	6.50%	5/15/2037	Baa1		8,250	10,050,810
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	4,267,121
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	1,909,240
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	953,800
MA St Dev Fin Agy Boston Med Ctr Ser C	5.00%	7/1/2029	BBB+		3,000	3,289,620
MA St Dev Fin Agy Boston Med Ctr Ser C	5.25%	7/1/2026	BBB+		3,000	3,402,750
MA St Dev Fin Agy Boston Med Ctr Ser C	5.25%	7/1/2027	BBB+		4,000	4,509,520
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	6,879,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Health Care (continued)

Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2032	Baa1		$2,250	$2,586,600
Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr	5.50%	11/15/2042	Baa1		4,125	4,674,904
Martin Cnty TX Hosp Dist Ser A	7.25%	4/1/2036	BBB	(c)	3,450	3,903,986
MD St Hlth & Higher Edl Facs Auth Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,218,228
Miami Beach FL Hlth Facs Auth Mt Sinai Med Ctr	5.00%	11/15/2029	Baa2		500	542,520
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2025	BBB+		1,700	1,939,938
Montgomery Cnty PA Indl Dev Auth Acts Ret Life Cmntys	5.00%	11/15/2026	BBB+		2,725	3,097,807
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		3,045	3,104,987
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		11,975	12,192,825
NC St Med Care Commn 1st Mtg Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,262,875
NC St Med Care Commn 1st Mtg Lutheran Svcs	5.00%	3/1/2037	NR		1,000	1,016,840
NC St Med Care Commn 1st Mtg Lutheran Svcs	5.00%	3/1/2042	NR		1,000	1,013,880
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR		1,250	1,256,338
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		4,705	4,530,350
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB+		3,175	3,575,018
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB+		3,475	3,886,127
NM St Hosp Equip Ln Council Gerald Champion	5.50%	7/1/2042	BB		2,625	2,717,190
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		5,650	6,316,926
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B(b)	5.50%	1/1/2034	Aa2		13,500	15,322,432
Oklahoma Cnty OK Fin Auth Rev Epworth Villa Pj Ser A	5.125%	4/1/2042	NR		3,000	2,966,130
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr	4.50%	7/1/2032	BB+		7,000	6,919,360
Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr Pj	5.00%	7/1/2042	BB+		2,665	2,758,675
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR		6,550	6,664,494
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,125,311
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,985,817
Palomar Pomerado Hlthcare CA COP	5.50%	11/1/2019	Baa3		5,000	5,680,150
Palomar Pomerado Hlthcare CA COP	6.00%	11/1/2030	Baa3		500	558,755
Palomar Pomerado Hlthcare CA COP	6.625%	11/1/2029	Baa3		5,000	5,757,450
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.625%	7/1/2036	BBB-		6,250	6,864,250
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB-		1,850	1,989,805
Princeton WV Hosp Rev Princeton Cmnty Hosp Ser A	5.00%	5/1/2022	BBB		285	319,713
Princeton WV Hosp Rev Princeton Cmnty Hosp Ser A	5.00%	5/1/2027	BBB		5,000	5,410,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	CCC	$15,270	$11,270,482
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	2,190,770
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,763,740
Salem OR Hosp Fac Auth Rev Cap Manor Inc	5.625%	5/15/2032	NR	1,000	1,060,800
Salem OR Hosp Fac Auth Rev Cap Manor Inc	6.00%	5/15/2047	NR	1,600	1,720,848
San Buenaventura CA Cmnty Mem Hlth Sys	7.50%	12/1/2041	BB	3,000	3,731,790
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2026	BB	10,000	13,130,700
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,895	2,601,360
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	5,675,734
Sartell MN Hlthcare & Hsg Facs Cnty Manor Campus Ser A	5.25%	9/1/2027	NR	1,150	1,200,393
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,784,560
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	12,089,880
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Vlg Germantown	5.00%	12/1/2032	NR	2,100	2,104,788
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Vlg Germantown	5.25%	12/1/2042	NR	1,800	1,809,576
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	5.75%	12/1/2032	NR	3,800	4,113,006
Southeastern OH Port Auth Hosp Facs Mem Hlth Sys	6.00%	12/1/2042	NR	6,750	7,288,447
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 Ser A	5.75%	5/1/2025	BB+	1,520	1,592,185
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 Ser A	5.875%	5/1/2030	BB+	1,000	1,038,920
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	1,475	1,534,369
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	3,039,000
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	3,020,400
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,381,198
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR	2,000	2,286,800
Univ of CO Hosp Auth Ser A	5.00%	11/15/2036	A+	2,250	2,513,453
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.25%	11/15/2040	NR	1,200	1,301,424
Upper IL River Vly Dev Auth Pleasant View Lutheran Home	7.375%	11/15/2045	NR	1,550	1,680,882
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR	9,250	9,620,555
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR	2,000	2,077,480
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc	8.00%	9/1/2041	NR	2,955	3,663,225
WA St Hlthcare Facs Auth Rev Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3	2,745	2,915,080
WA St Hsg Fin Commn Nonprofit Hsg Rev Ser A	6.50%	10/1/2032	NR	2,000	1,984,380
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR	2,890	2,985,630
WI Pub Fin Auth Rev Las Ventanas Ret Cmnty Ser A-1	7.00%	10/1/2042	NR	6,895	6,851,286
WI Pub Fin Auth Rev Las Ventanas Ret Cmnty Ser B-1	Zero Coupon	10/1/2042	NR	2,961	992,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

WI Pub Fin Auth Rev Las Ventanas Ret Cmnty Ser C-1	Zero Coupon	10/1/2042		NR	$2,961	$30
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030		A-	5,000	5,329,350
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036		NR	3,530	3,533,918
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2032		Baa2	1,445	1,563,432
Wood Cnty OH Hosp Facs Rev & Impt	5.00%	12/1/2037		Baa2	4,150	4,399,415
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028		NR	7,425	7,845,329

Total						581,310,681

Housing 0.61%

Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ FL Ser A	8.00%	10/1/2042		NR	700	854,917
Alachua Cnty FL Hlth Facs Auth Oak Hammock Univ FL Ser A	8.00%	10/1/2046		NR	1,000	1,211,000
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039		BB	3,410	3,701,589
MD St Econ Dev Corp Student Sr Morgan St Univ Pj	5.00%	7/1/2027		BBB-	1,000	1,115,120
MD St Econ Dev Corp Student Sr Morgan St Univ Pj	5.00%	7/1/2034		BBB-	825	896,412
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(e)	7.50%	12/20/2040		NR	3,930	2,379,458
MuniMae TE Bd Subs LLC†	5.30%	—	(g)	Ba2	2,000	1,470,940
MuniMae TE Bd Subs LLC†	5.90%	—	(g)	B1	2,000	1,181,460

Total						12,810,896

Lease Obligations 1.61%

CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031		A2	1,500	1,783,290
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2033		A2	6,500	7,258,420
CA St Pub Wrks Brd Var Cap Pjs Ser A	5.00%	4/1/2034		A2	10,000	11,125,100
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	12.50%	6/7/2013		NR	4,199	629,850
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025		AAA	3,730	4,295,324
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026		AAA	5,420	6,241,463
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029		A2	2,000	2,325,860

Total						33,659,307

Other Revenue 11.89%

Apache Cnty AZ Indl Dev Auth Tucson Elec Pwr Co Ser A	4.50%	3/1/2030		BBB-	4,650	4,866,550
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030		NR	8,400	8,327,592
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032		BB+	2,250	2,288,947
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039		BB+	2,975	3,025,218
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039		Ba2	10,845	11,143,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	BB		$3,450	$3,628,779
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	BB		3,000	3,151,530
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(c)	1,250	1,262,438
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	2,223,515
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,386,075
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,936,055
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,770,680
Chester Cnty PA Indl Dev Auth Collegium Charter Sch Ser A	5.00%	10/15/2022	BBB-		1,000	1,015,390
Chester Cnty PA Indl Dev Auth Collegium Charter Sch Ser A	5.375%	10/15/2042	BBB-		5,000	5,005,200
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2032	BBB		915	1,000,388
Clifton TX Higher Ed Fin Corp Idea Pub Schs	5.00%	8/15/2042	BBB		1,240	1,328,896
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,800	1,393,452
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	6.125%	6/15/2043	NR		3,000	2,965,170
FL St Dev Fin Corp Edl Fac Renaissance Charter Sch Ser A	7.50%	6/15/2033	BB+	(c)	9,350	10,902,100
FL St Dev Fin Corp Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,833,460
FL St Dev Fin Corp Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,674,286
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,797,190
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR		4,260	4,192,010
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR		5,960	5,762,724
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		605	597,256
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,828,020
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,374,512
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BB+		750	802,575
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BB+		1,250	1,319,025
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,602,654
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,855,733
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,730,420
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	1,031,790
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,237,202
La Vernia TX Higher Ed Fin Corp Lifeschools of Dallas Ser A	7.25%	8/15/2031	BBB-		4,750	5,617,872
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	7,552,970
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR		8,500	5,480,715
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR		4,705	4,110,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Other Revenue (continued)

Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029		NR		$1,640	$1,338,650
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031		NR		15,200	10,810,696
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031		NR		3,000	2,131,110
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037		CCC+		5,000	3,380,450
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039		CCC+		2,250	1,851,525
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036		NR		722	732,247
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030		BBB-		1,955	2,079,905
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030		BBB-		3,720	3,769,736
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(f)	—	—	(g)	NR		5,000	31,250
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(i)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee WI Redev Auth Academy of Learning Ser A(e)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025		BBB+		10,250	12,727,630
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2023		Ba1		585	602,685
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2036		Ba1		1,945	1,956,864
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2039		Ba1		9,565	9,595,799
North TX Ed Fin Corp Uplift Ed Ser A	4.875%	12/1/2032		BBB-		2,085	2,206,681
OH St Pollutn Ctrl Rev Gen Motors Corp Pj	5.625%	3/1/2015		NR		2,965	18,531
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018		NR		1,955	1,909,116
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023		NR		1,350	1,249,506
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028		NR		1,925	1,713,077
Overland Pk KS Dev Corp Rev 2nd Tier Convtn Ser B (AMBAC)	5.125%	1/1/2032		BB+		5,000	5,091,050
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	6.75%	7/1/2022		NR		1,460	408,800
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(e)	7.00%	7/1/2036		NR		5,000	1,400,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035		BB		2,455	2,470,123
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026		BBB	(c)	5,000	5,031,550
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038		BBB	(c)	12,270	11,812,329
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035		BBB		10,000	9,934,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Other Revenue (continued)

Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BB+	$1,475	$1,383,993
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR	3,805	3,729,699
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2034	BBB	2,575	2,591,969
San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB	7,540	7,573,628
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	3,410	3,575,999
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	4,020	3,877,732
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB	1,300	1,374,256
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	750	790,965

Total					249,230,765

Special Tax 5.54%

Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2032	Baa2	1,000	1,085,250
Allentown PA Neighborhood Impt Zone Dev Auth Ser A	5.00%	5/1/2035	Baa2	1,200	1,282,932
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR	1,000	1,086,700
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR	2,250	2,449,485
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-1(e)	5.50%	5/1/2036	NR	1,235	271,700
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR	6,410	4,996,659
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,490	1,566,884
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,560	2,691,763
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	3,500	3,794,385
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,450	4,418,716
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,500	5,163,345
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,300	4,133,304
FL St Vlg Cmnty Dev Dist No 10	4.50%	5/1/2023	NR	1,575	1,565,912
FL St Vlg Cmnty Dev Dist No 10	5.00%	5/1/2032	NR	1,000	991,370
FL St Vlg Cmnty Dev Dist No 10	5.125%	5/1/2043	NR	1,750	1,732,588
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1(e)	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,115	5,493,612
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,490	1,617,330
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A (XLCA)	5.00%	9/1/2031	Ba1	6,615	5,967,193
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	3,208,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)

Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	$12,000	$11,923,440
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+	1,000	1,135,660
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	BBB+	1,000	1,128,980
Magnolia FL West Cmnty Dev Dist(e)	5.35%	5/1/2037	NR	3,830	2,096,657
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	BBB+	1,000	1,036,070
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	BBB+	1,655	1,713,405
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,448	4,149,796
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	Ba1	2,805	2,833,246
Orange Grove LA Cmnty Dev Dist(e)	5.30%	11/1/2021	NR	1,705	540,485
Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2003-1 Sunridge Anatolia	5.00%	9/1/2027	NR	860	896,068
Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2003-1 Sunridge Anatolia	5.00%	9/1/2032	NR	1,260	1,298,871
Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2003-1 Sunridge Anatolia	5.00%	9/1/2037	NR	1,250	1,259,450
Rancho Cucamonga Cmnty Facs Dist Spl Tax No 2004-1 Etiwanda	5.375%	9/1/2036	NR	3,480	3,488,317
Riverside Cnty CA Pub Fing Auth Jurupa Vly Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	BBB	9,000	9,002,430
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,238,080
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj (NPFGC)	4.90%	8/1/2033	BBB	260	260,283
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser B (AMBAC)	4.25%	8/1/2036	BBB	2,300	2,062,617
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser C (NPFGC) (FGIC)	5.00%	8/1/2024	BBB	760	777,108
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser D (AMBAC)	5.00%	8/1/2022	BBB	430	441,468
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser D (AMBAC)	5.00%	8/1/2023	BBB	100	102,459
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	1,027,720
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	5,500	5,722,640
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj(e)	5.70%	4/1/2022	NR	1,485	772,200
Tern Bay Cmnty Dev Dist FL Ser A(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR	2,810	2,693,245
Whispering Spring LA Dev Dist Spl Assmnt(e)	5.20%	10/1/2021	NR	2,290	504,350

Total					116,169,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue 0.87%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR		$3,045	$3,682,105
Greater Wenatchee WA Regl Events Ctr Pub Facs Dist Wash Ser A	5.50%	9/1/2042	NR		2,150	2,156,214
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.50%	8/1/2037	A+		7,510	7,812,803
San Jose CA Redev Agy Tax Alloc Merged Area Redev Pj Ser C (NPFGC)	5.00%	8/1/2026	BBB		235	236,422
Virgin Islands Pub Fin Auth Gross Rcpts Taxes Ln Ser A	5.00%	10/1/2032	BBB+		4,000	4,343,400

Total						18,230,944

Tobacco 16.29%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	B-		50,480	46,085,716
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	B-		19,795	17,712,764
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	B-		13,000	11,881,610
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	B-		10,195	9,156,333
Buckeye OH Tob Sttlmnt Fing Auth Cap Apprec Asset Sr Conv A-3	6.25%	6/1/2037	B-		13,370	12,712,196
CA Tob Securitization Auth of Northn CA Asset Bkd Ser A-1	5.50%	6/1/2045	B-		5,265	4,633,305
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%	6/1/2037	BB+		10,120	9,020,968
CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.125%	6/1/2046	B+		2,070	1,732,404
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%	6/1/2027	B		18,000	16,854,120
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	B-		31,105	28,356,873
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	B-		13,045	11,256,139
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	B-		10,445	9,906,456
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-2	5.30%	6/1/2037	B-		7,000	6,334,370
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.375%	6/1/2038	B+		1,000	928,790
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	B+		240	229,728
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	B+		10,760	10,420,630
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	B	(c)	5,235	4,987,280
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	B	(c)	2,575	2,526,436
Los Angeles Cnty CA Tob Securitization Agy Asset Bkd	5.45%	6/1/2028	B2		9,830	9,698,475
MI Tob Sttlmnt Fin Auth Sr Ser A	5.125%	6/1/2022	B-		1,230	1,144,195
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	B-		4,925	4,470,570
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2034	B-		11,000	10,296,000
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	B-		11,600	10,709,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1		$4,910	$4,889,623
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2		3,990	3,537,973
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2029	B2		19,590	19,117,881
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	B2		40,725	37,053,234
Northern AK Tob Securitization Corp Asset Bkd Ser A	5.00%	6/1/2032	B2		5,000	4,467,850
Northern AK Tob Securitization Corp Asset Bkd Ser A	5.00%	6/1/2046	B2		6,485	5,713,998
Puerto Rico Children’s Tr Fd Tob Sttlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	Baa3		210	210,315
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	5.375%	6/1/2028	BB	(c)	3,000	2,734,230
TSASC Inc NY Ser 1	5.00%	6/1/2034	B		465	419,170
TSASC Inc NY Ser 1	5.125%	6/1/2042	B-		1,110	968,264
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	B2		26,050	21,278,161

Total						341,445,757

Transportation 4.72%

Burlington VT Arpt Rev Ser A	4.00%	7/1/2028	Ba1		2,750	2,678,637
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	12,722,500
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	1,512,050
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-		25,535	7,257,813
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		3,445	923,501
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-		4,985	1,179,052
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-		1,000	222,750
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR		3,110	1,533,012
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier	7.375%	1/1/2030	NR		5,000	1
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2		5,000	1,427,050
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	BBB		5,885	1,998,193
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	BBB		25,000	10,280,000
Houston TX Arpt Sys Rev Spl Facs Continental Ser A AMT	6.625%	7/15/2038	B		2,500	2,801,400
Mid-Bay Bridge Auth FL Springing Ser A	7.25%	10/1/2034	BBB-		7,500	9,654,150
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+		2,700	3,304,935
North TX Twy Auth Rev Spl Pjs Sys Ser D	5.00%	9/1/2028	AA		10,000	11,892,300
San Joaquin Hills CA Transn Corridor Agy Cap Apprec Ser A (NPFGC)	Zero Coupon	1/15/2022	BBB		350	225,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Transportation (continued)

San Joaquin Hills CA Transn Corridor Agy Ser A (NPFGC)	5.25%	1/15/2030	BBB	$675	$662,330
San Joaquin Hills CA Transn Corridor Agy Ser A (NPFGC)	5.375%	1/15/2029	BBB	645	644,645
San Joaquin Hills CA Transn Corridor Agy Sr Lien	5.00%	1/1/2033	BB-	160	153,744
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	8,796,198
TX St Tpk Auth Cent TX Tpk Cap Apprec (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,235,675
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.25%	1/1/2032	BBB-	5,000	5,403,400
VA St Small Business Fing Auth Sr Lien Elizabeth River AMT	5.50%	1/1/2042	BBB-	1,250	1,352,725
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	7/1/2034	BBB-	500	518,695
VA St Small Business Fing Auth Sr Lien Express Lanes LLC AMT	5.00%	1/1/2040	BBB-	3,410	3,491,840

Total					98,871,657

Utilities 7.80%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	12,211,870
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A-3	5.50%	5/1/2036	NR	630	636,508
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CC	6,000	557,280
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CC	2,000	231,860
Cent Plains NE Enrg Pj No 3	5.00%	9/1/2032	A-	9,500	10,262,280
Compton CA Wtr Rev	6.00%	8/1/2039	NR	3,665	3,744,531
Detroit MI Wtr & Sewerage Dept Sr Lien Ser A	5.00%	7/1/2032	A+	2,000	2,129,020
Detroit MI Wtr Supply Sys Rev Sr Lien Ser A	5.00%	7/1/2036	A+	3,000	3,156,780
Detroit MI Wtr Supply Sys Rev Sr Lien Ser C	5.00%	7/1/2041	A+	6,450	6,735,670
Detroit MI Wtr Supply Sys Sr Lien Ser A	5.25%	7/1/2041	A+	5,000	5,375,400
IN Fin Auth Midwestern Disaster Ohio Vly Elec Corp Pj Ser A	5.00%	6/1/2032	BBB-	2,250	2,345,963
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	4,440	4,488,174
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,940	5,988,649
Long Island NY Pwr Auth Ser B	5.00%	9/1/2026	A-	3,500	4,160,590
M-S-R Enrg Auth CA Gas Rev Ser B	6.50%	11/1/2039	A-	5,350	7,372,514
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Palo Verde Ser A	4.50%	8/1/2042	BBB	3,000	3,096,570
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	4,153,590
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT	6.75%	7/1/2014	NR	525	3,281
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	12,789,150
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,162,650
NJ St Econ Dev Auth Enrg Partners Ser A AMT	4.75%	6/15/2032	Baa3	730	742,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value

Utilities (continued)

PA Econ Dev Fing Auth Philadelphia BioSolids Fac		6.25%	1/1/2032	Baa3		$1,500		$1,721,805
Padre Dam CA Muni Wtr Dist Pj Ser A		5.25%	10/1/2034	AA-		5,600		6,341,720
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT		5.60%	12/1/2022	NR		2,000		2,129,340
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT		5.75%	12/1/2032	NR		5,000		5,111,000
Puerto Rico Elec Pwr Auth Ser A		5.00%	7/1/2029	BBB+		1,500		1,476,825
Puerto Rico Elec Pwr Auth Ser A		5.00%	7/1/2042	BBB+		3,315		3,143,813
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT		6.45%	6/1/2021	CC		2,000		238,080
Salt Verde AZ Fin Corp		5.00%	12/1/2037	A-		4,750		5,357,050
San Antonio TX Elec & Gas Ser A(b)		5.25%	2/1/2029	Aa1		19,375		22,961,333
San Antonio TX Elec & Gas Ser A(b)		5.25%	2/1/2031	Aa1		6,270		7,430,584
TN Enrg Acq Corp Jr Ser B		5.625%	9/1/2026	BBB	(c)	4,781		5,542,900
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D		6.25%	12/15/2026	A-		7,000		8,966,440
Western Generation Agy OR Wauna Cogeneration Pj B AMT		5.00%	1/1/2016	NR		1,500		1,523,280
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C		5.00%	1/1/2021	NR		320		318,333

Total								163,607,046

Total Municipal Bonds (cost $2,025,932,436)								2,095,022,671

						Shares (000)

SHORT-TERM INVESTMENTS 1.07%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)						—	(j)	797

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)

Variable Rate Demand Notes 1.07%

General Obligation 0.11%

New York City NY Ser A-4	0.20%	1/2/2013	8/1/2038	AAA		$2,350		2,350,000

Utilities 0.96%

Las Vegas Vly NV Wtr Dist Wtr Impt Ser C	0.25%	1/2/2013	6/1/2036	AA+		20,000		20,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2012

Investments	Fair Value

Variable Rate Demand Notes (continued)

Total Variable Rate Demand Notes (cost $22,350,000)	$22,350,000

Total Short-Term Investments (cost $22,350,797)	22,350,797

Total Investments in Securities 101.01% (cost $2,048,283,233)	2,117,373,468

Liabilities in Excess of Cash and Other Assets(h) (1.01%)	(21,107,518)

Net Assets 100.00%	$2,096,265,950

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	341	Short	$(45,278,406)	$148,598
U.S. 30-Year Treasury Bond	March 2013	219	Short	(32,302,500)	388,004

Totals				$(77,580,906)	$536,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.83%

Corporate-Backed 0.41%

CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	$1,000	$1,082,700

Education 5.99%

CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	937,470
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,153,220
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,202,963
CA Muni Fin Auth Rev Emerson College	5.75%	1/1/2033	BBB+	1,250	1,483,387
CA Muni Fin Auth Rev Univ San Diego Ser A	5.00%	10/1/2029	A2	2,225	2,582,068
CA St Pub Wks Brd Univ Business Unit II Irvin	5.00%	6/1/2027	Aa2	1,250	1,471,513
CA St Univ Rev Systemwide Ser A	5.00%	11/1/2037	Aa2	1,250	1,421,750
CA Statewide Cmntys Dev Auth Windrush Sch(e)(k)	5.50%	7/1/2037	NR	1,250	—
Tustin CA Unif Sch Dist 2008 Election Ser B	6.00%	8/1/2036	AA	1,500	1,893,660
Univ of CA Ser O(b)	5.75%	5/15/2031	AA	3,000	3,647,730

Total					15,793,761

General Obligation 22.48%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	NR	1,000	1,133,490
CA St	5.00%	2/1/2032	A1	2,000	2,298,540
CA St	5.00%	2/1/2033	A1	3,000	3,442,710
CA St	5.25%	9/1/2024	A1	5,000	6,064,350
CA St	5.50%	11/1/2034	A1	275	323,065
CA St (CIFG)	4.50%	8/1/2028	A1	1,515	1,623,777
CA St Var Purp	5.00%	9/1/2021	A1	3,000	3,714,870
CA St Var Purp	5.00%	9/1/2029	A1	485	560,466
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,729,260
CA St Var Purp	5.25%	10/1/2032	A1	4,000	4,643,960
CA St Var Purp	5.25%	4/1/2035	A1	5,000	5,831,600
CA St Var Purp	5.50%	3/1/2040	A1	2,000	2,348,000
CA St Var Purp	6.50%	4/1/2033	A1	3,500	4,361,525
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,217,800
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,550,673
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA-	1,335	1,516,587
Mount Diablo CA Unif Sch Dist 2010 Election Ser E	5.00%	8/1/2025	Aa3	2,000	2,383,940
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2032	AA	955	1,084,651
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2033	AA	1,070	1,209,763
Piedmont CA Unif Sch Dist Election 2006 Ser C	5.00%	8/1/2034	AA	1,200	1,349,844
Puerto Rico Comwlth Pub Impt Ser E	5.50%	7/1/2031	BBB	3,000	3,038,550
San Bernardino CA Cmnty College Dist Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	929,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2		$1,500	$1,857,030
Stockton CA Unif Sch Dist (AGM)	5.00%	7/1/2025	AA-		1,060	1,210,456
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	441,831
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3		1,000	1,362,030

Total						59,228,138

Health Care 13.45%

Abag CA Fin Auth For Nonprofit Corps Episcopal Sr Cmntys Ser A	5.00%	7/1/2032	BBB		1,000	1,104,100
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,833,225
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.00%	11/15/2029	BBB+		1,000	1,113,570
CA Hlth Facs Fing Auth Children’s Hosp Ser A	5.25%	11/1/2035	A		2,000	2,263,660
CA Hlth Facs Fing Auth Mem Hlth Svcs Ser A	5.00%	10/1/2024	AA-		2,100	2,523,171
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,225,760
CA Hlth Facs Fing Auth Rady Children’s Hosp Ser A	5.50%	8/15/2033	A2		2,000	2,295,180
CA Hlth Facs Fing Auth Sutter Hlth Ser B	5.50%	8/15/2026	AA-		2,000	2,373,940
CA St Hlth Facs Fing Auth City of Hope Ser A	5.00%	11/15/2025	A+		1,000	1,182,760
CA St Hlth Facs Fing Auth Insd Chinese Hosp Assoc	5.00%	6/1/2021	A-		875	1,031,949
CA St Hlth Facs Fing Auth Insd Chinese Hosp Assoc	5.00%	6/1/2025	A-		750	866,820
CA Statewide Cmntys Dev Auth Episcopal Svcs	5.00%	5/15/2021	A-	(c)	505	590,597
CA Statewide Cmntys Dev Auth Episcopal Svcs	5.00%	5/15/2024	A-	(c)	300	344,694
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB-		1,000	1,182,400
CA Statewide Cmntys Dev Auth Terraces at San Joaquin Garden Ser A	6.00%	10/1/2042	NR		500	540,950
Kaweah CA Delta Hlthcare Dist	5.00%	6/1/2021	A3		2,000	2,287,280
Newport Beach CA Rev Hoag Mem Hosp Presbyterian	5.875%	12/1/2030	AA		500	607,265
Palomar Pomerado Hlthcare CA COP	5.50%	11/1/2019	Baa3		520	590,736
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Ser A	6.00%	7/1/2033	A-		2,000	2,232,200
San Buenaventura CA Cmnty Mem Hlth Sys	8.00%	12/1/2031	BB		2,000	2,587,500
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B COP	5.50%	10/15/2037	BBB-		2,000	2,155,380
Upland CA San Antonio Cmnty Hosp COP	6.00%	1/1/2026	A		2,000	2,362,760
Whittier CA Hlth Fac Rev Presbyterian Intercmnty Hosp	5.75%	6/1/2029	A+		1,000	1,143,830

Total						35,439,727

Housing 1.02%

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	1,033,680
CA Statewide Cmntys Dev Auth Irvine Univ Campus	5.125%	5/15/2031	Baa2		1,500	1,663,875

Total						2,697,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Lease Obligations 10.13%

CA St Pub Wrks Brd CA St Prisons Ser C	5.75%	10/1/2031	A2		$2,000	$2,377,720
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2		1,550	1,715,385
CA St Pub Wrks Brd Judicial Council Pjs Ser D	5.00%	12/1/2028	A2		1,000	1,137,700
CA St Pub Wrks Brd Var Cap Pj Ser A	5.00%	4/1/2026	A2		3,000	3,470,520
CA St Pub Wrks Brd Var Cap Pj Ser A	5.00%	4/1/2037	A2		2,000	2,183,820
CA St Pub Wrks Brd Var Cap Pj Ser G	5.00%	11/1/2021	A2		500	602,820
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	5.375%	11/1/2022	A2		1,000	1,180,020
CA St Pub Wrks Brd Var Cap Pjs Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,460,840
Long Beach CA Bd Fin Auth Lease Ser A	5.00%	8/1/2023	A+		1,000	1,201,310
Los Angeles Cnty CA Pub Wrks Fing Auth Multi Cap Pjs-2	5.00%	8/1/2021	AA-		750	898,372
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB		1,000	1,065,180
Sacramento CA City Fing Auth Master Lease Pg Facs Ser E (AMBAC)	5.25%	12/1/2023	Aa3		1,500	1,787,325
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A+		1,220	1,345,050
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,433,140
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,835,679

Total						26,694,881

Other Revenue 3.30%

CA Infrastr & Econ Dev Bk J David Gladstone Inst Ser A	5.25%	10/1/2034	A-		2,000	2,179,680
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BB-		1,000	883,410
CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(c)	850	869,499
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,452,283
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	475,110
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	1,131,961
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A		1,500	1,693,590

Total						8,685,533

Special Tax 7.10%

Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	556,189
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		925	939,004
Imperial Beach CA Redev Agy Palm Ave Comm Redev Pj	5.00%	6/1/2030	A		2,000	2,076,360
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,525,207
Irvine CA Pub Facs & Infrastr Auth Spl Assmt Ser A	4.50%	9/2/2025	BBB+		650	670,170
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	BBB+		1,000	1,135,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Special Tax (continued)

Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%		3/1/2036	A	$1,120	$1,270,998
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%		10/1/2037	BBB	2,000	2,055,820
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%		11/1/2039	A-	1,000	1,170,400
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%		8/1/2033	A-	500	589,530
San Francisco CA City & Cnty Redev Agy Mission Bay North Redev Ser C	6.75%		8/1/2041	A-	1,000	1,173,060
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%		8/1/2039	BBB	1,500	1,636,845
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%		9/1/2029	A	500	583,975
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%		9/1/2036	A	500	591,700
Union City CA Cmnty Redev Agy Sub Lien Cmnty Redev Pj	6.875%		12/1/2033	A	1,500	1,798,035
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%		9/1/2036	NR	985	944,073

Total						18,717,026

Tax Revenue 3.50%

Contra Costa CA Transn Auth Sales Tax Ser A	0.51%	#	3/1/2034	AA+	1,000	1,001,210
Sacramento CA Regl Transit Dist Farebox Rev	5.00%		3/1/2020	A2	500	591,880
Sacramento CA Regl Transit Dist Farebox Rev	5.00%		3/1/2023	A2	500	577,195
Sacramento CA Regl Transit Dist Farebox Rev	5.00%		3/1/2024	A2	500	574,590
San Diego Cnty CA Regl Transn Commn Ser A	5.00%		4/1/2025	AAA	1,895	2,350,785
San Jose CA Spl Hotel Tax Convtn Ctr Expansion	6.125%		5/1/2031	A2	1,000	1,196,080
Sonoma-Marin Area CA Rail Transit Dist Ser A Rmkt	5.00%		3/1/2029	AA	1,500	1,770,225
Territory of Guam Oblig Rev Section 30 Ser A	5.75%		12/1/2034	BBB+	1,030	1,156,309

Total						9,218,274

Tobacco 7.20%

CA Tob Securitization Auth of Sthn CA Sr Ser A1	5.00%		6/1/2037	BB+	2,175	1,938,795
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	4.50%		6/1/2027	B	1,000	936,340
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%		6/1/2033	B-	1,070	975,466
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%		6/1/2047	B-	3,020	2,605,868
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%		6/1/2047	B-	1,610	1,526,988
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A	5.00%		6/1/2045	A2	3,000	3,121,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tobacco (continued)

Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%		6/1/2035	A2		$4,555	$4,781,247
Golden St Tob Securitization Corp CA Enhanced Asset Bkd Sr Ser A (AMBAC)	5.00%		6/1/2029	A2		350	350,606
Inland Empire Tob Securitization Auth CA Ser A	4.625%		6/1/2021	B	(c)	855	814,541
Inland Empire Tob Securitization Auth CA Ser A	5.00%		6/1/2021	B	(c)	945	927,177
Los Angeles Cnty CA Tob Securitization Agy Asset Bkd	5.45%		6/1/2028	B2		1,000	986,620

Total							18,964,938

Transportation 8.32%

Bay Area CA Toll Auth Toll Bridge San Francisco Bay Area	5.00%		10/1/2033	A+		2,905	3,256,680
Bay Area CA Toll Auth Toll Bridge San Francisco Bay Area Ser E-3	0.83%	#	4/1/2047	AA		1,000	1,000,580
CA Foothill Eastern Transn Corridor Agy Cap Apprec	5.80%		1/15/2020	BBB-		2,000	2,076,620
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Private Activity Ser A AMT	5.00%		5/15/2021	AA		1,325	1,613,757
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A	5.00%		5/15/2035	AA		5,000	5,680,900
Port of Oakland CA Ser O AMT	5.125%		5/1/2031	A+		1,250	1,393,625
Port of Oakland CA Sr Lien Ser P AMT	5.00%		5/1/2021	A+		1,000	1,193,440
San Francisco CA City & Cnty Arpts Commn 2nd Ser A AMT	5.00%		5/1/2032	A+		1,000	1,102,520
San Francisco CA City & Cnty Arpts Commn 2nd Ser D	4.00%		5/1/2023	A+		1,010	1,173,024
San Francisco CA City & Cnty Arpts Commn 2nd Ser F AMT	5.00%		5/1/2027	A+		1,430	1,614,527
San Jose CA Arpt Rev Ser A-1 AMT	6.25%		3/1/2034	A2		1,500	1,801,080

Total							21,906,753

Utilities 15.93%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%		7/1/2031	NR		1,000	1,110,170
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%		6/1/2023	AA-		2,000	2,361,380
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%		12/1/2026	AAA		2,000	2,355,480
Chino Basin Desalter Auth Ser A (AG)	5.00%		6/1/2027	AA-		2,000	2,222,540
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%		1/1/2034	Aa3		1,000	1,176,650
Dublin-San Ramon Svcs Dist CA	5.25%		8/1/2029	AA-		1,250	1,494,875
El Dorado CA Irrigation Dist/El Dorado Cnty Wtr Agy Rev Ser A (AGM)	5.00%		3/1/2025	AA-		750	883,778
Guam Pwr Auth Rev Ser A	5.00%		10/1/2034	BBB		675	730,674
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%		6/1/2035	NR		2,075	2,091,994
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%		11/15/2020	A-		1,505	1,728,086
Los Angeles CA Dept of Wtr & Pwr Sys Ser A	5.00%		7/1/2026	AA-		2,000	2,446,640
M-S-R Enrg Auth CA Gas Rev Ser C	7.00%		11/1/2034	A-		1,000	1,411,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Utilities (continued)

Modesto CA Irrigation Dist Elec Rev Ser A		5.00%		7/1/2021	A+	$750		$905,400
Northern CA Gas Auth No 1		0.961%	#	7/1/2027	A-	1,000		830,450
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A		5.50%		7/1/2022	A1	1,985		2,334,598
Northern CA Pwr Agy Rev Hydroelectric No 1-C (AG)		5.00%		7/1/2024	AA-	1,760		1,967,222
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A		5.75%		7/1/2037	BBB-	2,100		2,054,136
Puerto Rico Elec Pwr Auth Ser A		5.00%		7/1/2029	BBB+	750		738,413
Riverside CA Elec Rev Issue D (AGM)		5.00%		10/1/2027	AA-	1,000		1,141,520
Rowland CA Wtr Dist Recycled Wtr Pj COP		6.50%		12/1/2035	AA-	1,500		1,797,540
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)		5.25%		12/1/2023	AA	1,500		1,926,390
Santa Maria CA Wtr & Wstwtr Rev Ser A		5.00%		2/1/2027	A	2,000		2,291,720
Santa Rosa CA Wstwtr Rev Ser A		5.00%		9/1/2025	Aa3	2,025		2,470,561
Sthn CA Pub Pwr Auth Pj No 1 Ser A		5.00%		11/1/2033	Baa1	2,000		2,286,860
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A		5.00%		7/1/2020	AA-	1,000		1,197,940

Total								41,956,917

Total Municipal Bonds (cost $235,840,845)								260,386,203

						Shares (000)

SHORT-TERM INVESTMENTS 0.19%

Money Market Mutual Fund 0.00%

Dreyfus General CA Municipal Money Market Fund Class A (cost $26)						—	(j)	26

	Interest Rate#	Interest Rate Reset Date(d)		Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)

Variable Rate Demand Note 0.19%

Other Revenue

CA St Infrastr & Econ Dev Bk Los Angeles Museum Ser A (cost $500,000)	0.11%	1/2/2013		9/1/2037	Aa1	$500		500,000

Total Short-Term Investments 0.19% (cost $500,026)								500,026

Total Investments in Securities 99.02% (cost $236,340,871)								260,886,229

Cash and Other Assets in Excess of Liabilities(h) 0.98%								2,583,911

Net Assets 100.00%								$263,470,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2012

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	53	Short	$(7,037,406)	$23,096
U.S. 30-Year Treasury Bond	March 2013	58	Short	(8,555,000)	102,759

Totals				$(15,592,406)	$125,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 98.29%

Corporate-Backed 3.73%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,305	$1,312,725
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	1,085,000
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.25%	9/15/2029	B	2,000	2,002,800
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B	320	321,021
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT(e)	6.25%	6/1/2026	NR	1,000	875,890

Total					5,597,436

Education 10.92%

NJ Inst of Tech Ser A	5.00%	7/1/2032	A+	500	585,670
NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA-	1,000	1,137,440
NJ St Edl Facs Auth Kean Univ Ser A	5.25%	9/1/2029	A2	1,750	2,022,527
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	1,000	1,126,450
NJ St Edl Facs Auth Ramapo College Ser B	4.00%	7/1/2024	A	1,000	1,097,660
NJ St Edl Facs Auth Rider Univ Ser A	5.00%	7/1/2032	BBB+	500	554,295
NJ St Edl Facs Auth Rider Univ Ser A	5.00%	7/1/2037	BBB+	500	539,810
NJ St Edl Facs Auth Rowan Univ	5.00%	7/1/2022	A+	425	501,917
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA-	1,000	1,116,120
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,450	2,894,871
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,264,540
NJ St Higher Ed Assistance Auth Student Ln Rev Ser 1A AMT	4.125%	12/1/2024	AA	1,250	1,277,025
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,000	2,294,560

Total					16,412,885

General Obligation 9.91%

Atlantic City NJ Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,150	1,338,680
Atlantic Cnty NJ (AGM)	4.00%	11/1/2023	AA-	1,000	1,112,410
Cherry Hill Twp NJ	4.50%	8/15/2023	Aa2	750	915,652
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	2,174,806
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	A1	1,410	1,623,023
New Brunswick NJ	5.00%	10/1/2023	AA-	1,000	1,192,780
NJ St Ser Q	5.00%	8/15/2020	AA-	1,060	1,321,661
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,000	815,660
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	1,014,912
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	BBB	1,000	1,005,070
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	5,302
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	158,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

Union Cnty NJ Utils Auth Rev Covanta Union Ser A GTD AMT	4.75%	12/1/2031	AA+		$1,000	$1,078,410
Woodbridge Twp NJ Swr Util	4.00%	7/1/2024	AA-		1,020	1,131,466

Total						14,888,438

Health Care 14.12%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		1,000	1,033,540
NJ Econ Dev Auth 1st Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		1,000	962,880
NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(c)	385	404,493
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,000	1,028,770
NJ Hlthcare Facs Fing Auth AHS Hosp Corp	6.00%	7/1/2037	A1		650	802,353
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	2,161,140
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.00%	7/1/2023	BBB+		1,000	1,175,880
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2032	BBB+		925	1,041,541
NJ Hlthcare Facs Fing Auth Barnabas Hlth Ser A	5.625%	7/1/2037	BBB+		875	978,521
NJ Hlthcare Facs Fing Auth Catholic Hlth East	4.75%	11/15/2029	A		625	679,619
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	2,244,480
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2037	A3		500	544,525
NJ Hlthcare Facs Fing Auth Kennedy Hlth Sys	5.00%	7/1/2042	A3		500	542,045
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,313,040
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	1,072,150
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A+		2,500	2,813,300
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	AA+		415	416,735
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	AA+		1,000	1,004,170

Total						21,219,182

Housing 1.52%

NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3		1,000	1,146,380
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3		1,000	1,136,310

Total						2,282,690

Lease Obligations 21.72%

Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1		1,250	1,450,037
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+		1,750	2,031,715
Middlesex Cnty NJ COPS Civic Square IV Redev	5.00%	10/15/2026	AA+		1,265	1,592,901
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3		750	939,165
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	A+		1,275	1,488,218
NJ Econ Dev Auth Sch Facs Constr Ser EE	5.25%	9/1/2025	A+		500	596,010
NJ Econ Dev Auth Sch Facs Constr Ser KK	5.00%	3/1/2035	A+		2,000	2,279,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NJ Econ Dev Auth Sch Facs Constr Ser N-1 (AMBAC)	5.50%	9/1/2024	A+	$1,000	$1,272,660
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	A+	1,020	1,109,893
NJ Econ Dev Auth Sch Facs Ser GG	5.25%	9/1/2026	A+	755	894,494
NJ Econ Dev Auth Seeing Eye Inc Pj	5.00%	6/1/2032	A	1,250	1,440,287
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	A+	3,800	4,210,628
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	A+	1,400	1,637,062
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	A+	1,000	1,112,400
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	A+	5,000	2,171,750
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	A+	5,000	1,423,850
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	A+	1,520	1,890,637
NJ St Transn Tr Fd Auth Transn Pg Ser AA	5.00%	6/15/2022	A+	1,500	1,818,000
North Hudson NJ Sewerage Auth Ser A	5.00%	6/1/2028	A-	1,000	1,173,610
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,038,180
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB	1,000	1,065,180

Total					32,635,837

Other Revenue 0.84%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B(e)	6.25%	1/1/2037	NR	1,300	130,000
Territory of Guam Govt Business Privilege Tax Ser A	5.25%	1/1/2036	A	1,000	1,129,060

Total					1,259,060

Special Tax 0.92%

NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	500	549,270
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	823,534

Total					1,372,804

Tax Revenue 6.80%

Garden St Preservation Tr 2005 Ser A (AGM)	5.75%	11/1/2028	AAA	3,155	4,229,467
NJ Econ Dev Auth	4.25%	6/15/2027	BBB+	500	529,525
NJ Econ Dev Auth Sch Facs Constr	5.00%	6/15/2025	BBB+	140	160,035
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	1,020	1,076,743
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,540,875
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+	375	420,986
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	709,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Tax Revenue (continued)

Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	$500	$553,855

Total					10,220,623

Tobacco 5.84%

NJ Econ Dev Auth	5.00%	6/15/2026	BBB+	1,520	1,732,207
NJ Tob Sttlmnt Fing Corp Ser 1A	4.50%	6/1/2023	B1	2,220	2,210,787
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	B1	2,085	2,033,042
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	B2	3,155	2,797,570

Total					8,773,606

Transportation 13.45%

Delaware River & Bay Auth Ser A	5.00%	1/1/2042	A1	1,000	1,131,860
Delaware River PA Jt Toll Bridge Commn Ser A	4.00%	7/1/2026	A2	500	542,755
Delaware River PA Jt Toll Bridge Commn Ser A	4.00%	7/1/2027	A2	1,000	1,076,070
Delaware River Port Auth PA & NJ Port Dist Pj	5.00%	1/1/2022	BBB-	1,250	1,461,850
Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA-	1,500	1,689,375
NJ St Tpk Auth Ser A	5.00%	1/1/2035	A+	275	312,491
NJ St Tpk Auth Ser A (AGM)	5.25%	1/1/2028	AA-	2,000	2,628,240
NJ St Tpk Auth Ser B	5.00%	1/1/2028	A+	1,000	1,177,230
NJ St Transn Tr Fd Auth Transn Sys Ser A	5.25%	12/15/2020	A+	1,025	1,257,655
NJ St Transn Tr Fd Auth Transn Sys Ser A	6.00%	6/15/2035	A+	2,000	2,448,100
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	AA-	1,000	1,174,680
Port Auth NY & NJ Cons 156th Ser	4.75%	11/1/2036	AA-	2,250	2,494,372
South Jersey NJ Port Corp Marine Terminal AMT	4.00%	1/1/2021	A1	1,000	1,086,140
South Jersey NJ Transn Auth Ser A	5.00%	11/1/2029	A-	1,500	1,730,115

Total					20,210,933

Utilities 8.52%

Essex Cnty NJ Utils Auth (AG)	5.00%	4/1/2020	Aa2	1,000	1,146,720
Guam Pwr Auth Rev Ser A	5.00%	10/1/2034	BBB	400	432,992
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	1,775	2,307,749
NJ St Econ Dev Auth Enrg Partners Ser A AMT	4.75%	6/15/2032	Baa3	1,000	1,016,730
Passaic Vly NJ Sewage Commnrs Swr Sys Ser F (NPFGC)(FGIC)	2.50%	12/1/2032	A2	525	416,362
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	BBB-	1,000	978,160
Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	BBB+	1,000	991,490
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	BBB+	1,000	984,270
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	1,000	1,026,900
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A	2,210	2,462,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Utilities (continued)

Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	Baa3	$1,000	$1,040,320

Total					12,803,898

Total Municipal Bonds (cost $136,287,228)					147,677,392

				Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)				— (j)	5

Total Investments in Securities 98.29% (cost $136,287,233)					147,677,397

Cash and Other Assets in Excess of Liabilities(h) 1.71%					2,574,811

Net Assets 100.00%					$150,252,208

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	33	Short	$(4,381,781)	$14,381
U.S. 30-Year Treasury Bond	March 2013	27	Short	(3,982,500)	47,836

Totals				$(8,364,281)	$62,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

MUNICIPAL BONDS 99.42%

Corporate-Backed 6.89%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	$750	$738,930
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	969,580
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	500	478,185
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,400,280
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A-	1,750	2,042,845
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	1,500	1,630,035
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB	2,265	2,267,990
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	3,332,647
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BBB	1,315	1,348,782
New York City NY Indl Dev Agy Sr Trips Ser A AMT	5.00%	7/1/2028	BBB-	1,750	1,867,128
New York City NY Indl Dev Agy Yankee Stadium Pilot (FGIC)	4.50%	3/1/2039	BBB	150	153,393
Niagara NY Area Dev Corp Solid Covanta Enrg Pj AMT	5.25%	11/1/2042	Ba2	500	508,475
Niagara NY Area Dev Corp Solid Covanta Enrg Pj Ser B	4.00%	11/1/2024	Ba2	500	497,645
NY St Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	AA	1,600	1,839,280
NY St Liberty Dev Corp 7 World Trade Ctr Class 1	5.00%	9/15/2040	Aaa	2,000	2,317,600
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,112,400

Total					26,505,195

Education 15.31%

Buffalo & Erie Cnty NY Indl Land Dev Corp Buffalo St College Fndtn Hsg	5.75%	10/1/2026	A+	1,350	1,656,842
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	524,445
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,114,130
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	1,080,770
Hempstead Twn NY Loc Dev Corp Adelphi Univ Pj	5.00%	6/1/2031	A	610	678,009
Monroe Cnty NY Indl Dev Corp Ser A	5.00%	7/1/2036	AA-	3,500	3,934,735
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BBB-	4,295	4,621,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Education (continued)

New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	$1,510	$1,566,293
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2035	BBB+	500	560,900
Niagara NY Area Dev Corp Rev Niagara Univ Pj Ser A	5.00%	5/1/2042	BBB+	1,200	1,333,020
NY St Dorm Auth Facs Ser A	5.00%	7/1/2042	Aa2	1,000	1,148,100
NY St Dorm Auth Lease Rev St Univ Dorm Facs Ser A	5.00%	7/1/2035	Aa2	1,750	2,012,063
NY St Dorm Auth Rev Brooklyn Law Sch Pj Ser A	5.00%	7/1/2024	BBB+	1,000	1,176,790
NY St Dorm Auth Rev Brooklyn Law Sch Pj Ser A	5.00%	7/1/2025	BBB+	1,000	1,167,730
NY St Dorm Auth Rev Brooklyn Law Sch Pj Ser A	5.00%	7/1/2027	BBB+	500	576,265
NY St Dorm Auth Rev Cornell Univ Ser A	5.00%	7/1/2040	Aa1	2,000	2,294,040
NY St Dorm Auth Rev Culinary Inst of Amer	5.00%	7/1/2028	Baa2	500	565,300
NY St Dorm Auth Rev Culinary Inst of Amer	5.00%	7/1/2034	Baa2	350	385,550
NY St Dorm Auth Rev Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,115,910
NY St Dorm Auth Rev Non St Supp Debt Fordham Univ Ser A	5.25%	7/1/2031	A	2,275	2,672,988
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A	5.25%	7/1/2034	AA-	8,000	9,564,720
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	3,534,877
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,025	1,161,530
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ Ser A	5.00%	11/1/2040	A+	2,475	2,762,620
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,693,770
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	1,500	1,616,610
NY St Dorm Auth Rockefeller Univ Ser B	5.00%	7/1/2038	AA+	2,155	2,500,985
Onondaga Civic Dev Corp Upstate Pptys Dev Inc	5.50%	12/1/2031	A+	1,000	1,162,710
Onondaga Cnty NY Tr Cultural Syracuse Univ Pj	5.00%	12/1/2036	Aa3	500	572,605
St. Lawrence Cnty NY Indl Dev Agy Clarkson Univ Pj	6.00%	9/1/2034	A3	1,575	1,890,299
Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A-	1,000	1,124,970
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,156,650

Total					58,928,075

General Obligation 8.80%

Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,335,459
New York City NY Ser C	5.00%	8/1/2023	AA	2,405	2,995,259
New York City NY Ser D(a)	5.00%	8/1/2022	AA	1,500	1,878,465
New York City NY Ser E	5.00%	8/1/2019	AA	1,045	1,280,512
New York City NY Ser E	5.00%	8/1/2021	AA	1,070	1,308,888
New York City NY Ser E	5.00%	8/1/2023	AA	1,895	2,277,980
New York City NY Ser I	5.00%	8/1/2025	AA	2,500	3,043,500
New York City NY Ser I	5.00%	8/1/2026	AA	1,500	1,816,110
New York City NY Ser I	5.00%	8/1/2027	AA	1,385	1,669,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

General Obligation (continued)

New York City NY Sub Ser A-1	5.00%	10/1/2034	AA		$1,500	$1,755,870
New York City NY Sub Ser D-1	5.00%	10/1/2024	AA		1,500	1,809,780
New York City NY Sub Ser G-1	5.00%	4/1/2022	AA		2,500	3,120,325
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR		2,000	1,631,320
Puerto Rico Comwlth Pub Impt Ser E	5.375%	7/1/2030	BBB		3,500	3,517,745
Territory of Guam Ser A	7.00%	11/15/2039	B+		280	317,212
Yonkers NY Ser A	5.00%	10/1/2020	BBB+		2,600	3,089,060

Total						33,846,521

Health Care 11.26%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	A3		1,500	1,680,465
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	A3		1,000	1,131,170
Chautauqua Cnty NY Cap Res Corp Women’s Christian Assoc Pj Ser A	8.00%	11/15/2030	NR		1,000	1,090,580
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR		1,750	1,770,562
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,728,441
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR		1,000	996,210
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-		750	770,700
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-		750	771,705
Nassau Cnty NY Loc Econ Assistance Corp South Nassau Cmnty	5.00%	7/1/2027	A3		1,000	1,123,690
Nassau Cnty NY Loc Econ Assistance Corp Winthrop Univ Hosp	5.00%	7/1/2032	Baa1		2,000	2,203,140
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		1,500	1,719,810
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3		1,000	1,151,440
NY St Dorm Auth Catholic Hlth Sys Oblig Grp Ser A	5.00%	7/1/2032	BBB+		500	545,770
NY St Dorm Auth Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	792,068
NY St Dorm Auth Rev Mem Sloan-Kettering Ser 1	4.375%	7/1/2034	AA-		2,500	2,771,225
NY St Dorm Auth Rev Non St Supp Debt Mt Sinai Hosp Ser A	5.00%	7/1/2026	A2		5,525	6,313,252
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.00%	5/1/2022	A-		1,215	1,416,143
NY St Dorm Auth Rev Non St Supp Debt North Shore-Long Island Jewish Ser A	5.25%	5/1/2034	A-		1,000	1,140,110
NY St Dorm Auth Rev Non St Supp Debt NYU Hosps Ctr Ser A	5.75%	7/1/2031	A-		1,500	1,781,565
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1		2,000	2,236,080
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR		1,000	1,008,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Health Care (continued)

Onondaga NY Civic Dev Corp St. Joseph’s Hosp Hlth Ctr Pj	5.00%	7/1/2042	BB+	$1,000	$1,035,150
St. Lawrence Cnty NY Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,618,005
Suffolk Cnty NY Econ Dev Corp Catholic Hlth Svcs	5.00%	7/1/2028	A-	1,000	1,134,510
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,105	1,119,022
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	1,006,750
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR	3,000	2,263,770
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	1,013,557

Total					43,333,020

Housing 0.72%

New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+	415	435,750
NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,318,726

Total					2,754,476

Lease Obligations 12.46%

Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2030	AA-	2,575	2,998,896
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj A	5.25%	5/1/2032	AA-	1,000	1,154,270
Erie Cnty NY Indl Dev Agy Sch Dist Buffalo Pj B	5.00%	5/1/2023	AA-	1,000	1,190,950
Monroe Cnty NY Indl Dev Agy Rochester Schs Modernization Ser A	5.00%	5/1/2021	AA-	4,000	4,905,640
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,751,750
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA-	1,830	2,028,372
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%	7/15/2024	AA-	1,000	1,218,410
New York City NY Transnl Fin Auth Bldg Aid Rev Ser S-1	5.00%	7/15/2025	AA-	1,500	1,824,765
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2022	AA-	2,000	2,447,320
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2025	AA-	2,795	3,343,016
New York City NY Transnl Fin Auth Bldg Aid Rev Sub Ser S-1A	5.00%	7/15/2027	AA-	1,425	1,688,725
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,776,262
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,852,529
NY St Dorm Auth Rev 3rd Gen Resolution St Univ Ser E	5.00%	5/15/2026	AA-	2,810	3,403,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Lease Obligations (continued)

NY St Dorm Auth Rev Non St Supp Debt Master Boces Pg Lease	5.50%	8/15/2026	Aa3	$1,560	$1,879,020
NY St Dorm Auth Rev Non St Supp Debt Secd Hosp NY Downtown	5.00%	2/15/2022	AA-	1,000	1,179,330
NY St Liberty Dev Corp 4 World Trade Ctr Pj	5.00%	11/15/2031	A+	1,000	1,153,780
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	5,003,406
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	1,038,180
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	BBB	2,000	2,130,360

Total					47,968,593

Other Revenue 5.91%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,500,040
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,818,885
Build NYC Res Corp NY YMCA Greater Pj	5.00%	8/1/2042	A-	1,265	1,425,895
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	1,500	1,826,895
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	AA	4,500	5,186,475
New York City NY Tr Cultural Res Whitney Museum of Amer Art	5.00%	7/1/2031	A	2,000	2,243,100
NY St Dorm Auth Rev Non St Supp Debt NYSARC Inc Ser A	5.125%	7/1/2030	Aa3	2,385	2,714,202
NY St Dorm Auth Rev St Univ Dorm Facs Ser A	5.00%	7/1/2037	Aa2	1,000	1,153,420
NY St Muni Bd Bk Agy Prior Year Claims	5.00%	12/1/2022	AA-	1,385	1,725,738
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB	1,100	1,160,082

Total					22,754,732

Special Tax 2.96%

New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	Ba1	2,075	2,095,895
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,791,516
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	5,520,170

Total					11,407,581

Tax Revenue 9.40%

Hudson NY Yards Infrastr Corp Ser A	5.75%	2/15/2047	A	2,650	3,144,013
Metro Transn Auth NY Ser A	5.00%	11/15/2022	AA	1,000	1,255,100
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA	2,125	2,391,008
New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D	5.00%	2/1/2027	AAA	1,500	1,788,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value

Tax Revenue (continued)

New York City NY Transnl Fin Auth Future Tax Secd Fiscal 2011 Ser D	5.00%	2/1/2028	AAA		$500	$597,740
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser A	5.00%	5/1/2034	NR		620	769,910
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser A-1	5.00%	5/1/2034	AAA		4,380	5,038,883
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser C-1	4.00%	11/1/2022	AAA		1,000	1,180,510
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser C-1	5.00%	11/1/2023	AAA		1,000	1,256,210
New York City NY Transnl Fin Auth Future Tax Secd Rev Sub Ser I-2	5.00%	11/1/2021	AAA		525	646,679
New York City NY Transnl Fin Auth Future Tax Secd Sub Ser B	5.00%	11/1/2021	AAA		1,500	1,892,805
NY St Dorm Auth Rev St Pers Income Tax Ser G	5.00%	8/15/2021	AAA		1,110	1,394,249
NY St Dorm Auth St Pers Income Tax Gen Purp Bds Ser A	5.00%	12/15/2025	AAA		2,570	3,186,389
NY St Thruway Auth Pers Transn Ser A	5.00%	3/15/2023	AAA		2,000	2,451,500
NY St Thruway Auth Pers Transn Ser A	5.00%	3/15/2024	AAA		500	609,075
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		4,785	5,621,274
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		2,000	2,115,200
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB+		755	847,586

Total						36,186,491

Tobacco 2.94%

Suffolk Cnty NY Tob Asset Securitization Corp Ser B	5.00%	6/1/2032	A-		1,325	1,416,200
Suffolk Cnty NY Tob Asset Securitization Corp Ser B	5.25%	6/1/2037	BBB+		1,145	1,225,654
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	5.375%	6/1/2028	BB	(c)	2,145	1,954,974
Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	B+	(c)	2,350	1,966,927
TSASC Inc NY Ser 1	5.00%	6/1/2026	B+		2,250	2,200,455
TSASC Inc NY Ser 1	5.125%	6/1/2042	B-		2,940	2,564,591

Total						11,328,801

Transportation 12.26%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		2,500	2,742,300
Metro Transn Auth NY Ser B-2	5.00%	11/15/2022	A		2,000	2,450,320
Metro Transn Auth NY Ser E	5.00%	11/15/2028	A		1,000	1,171,500
Metro Transn Auth NY Ser F	5.00%	11/15/2023	A		2,445	2,964,440
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,025	1,228,729
Metro Transn Auth NY Ser H	4.00%	11/15/2021	A		1,000	1,141,620
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,341,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value

Transportation (continued)

New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3	$2,000		$2,134,960
NY St Bridge Auth	4.00%	1/1/2027	AA-	3,250		3,593,492
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+	5,000		5,608,100
NY St Thwy Auth Gen Rev Ser I	5.00%	1/1/2028	A+	2,000		2,368,560
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA	2,000		2,268,100
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2024	AA-	1,250		1,471,225
Port Auth NY & NJ Cons 169th AMT	5.00%	10/15/2041	AA-	1,250		1,398,650
Port Auth NY & NJ Cons 170th AMT	5.00%	10/1/2033	AA-	1,525		1,710,608
Port Auth NY & NJ Cons 173rd	4.00%	12/1/2022	AA-	2,000		2,337,740
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	AA-	5,455		6,155,040
Triborough NY Bridge & Tunnel Auth Gen Ser B	5.00%	11/15/2020	AA-	2,000		2,478,880
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	AA-	2,250		2,609,528

Total						47,175,167

Utilities 10.51%

Guam Pwr Auth Rev Ser A	5.00%	10/1/2034	BBB	925		1,001,294
Long Island NY Pwr Auth Ser A	5.00%	5/1/2038	A-	1,880		2,090,654
Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,215		2,664,822
Long Island NY Pwr Auth Ser B	5.00%	9/1/2025	A-	1,000		1,195,300
New York City NY Muni Wtr Fin Auth 2nd Resolution Ser EE	5.00%	6/15/2034	AA+	3,525		4,110,643
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	3,295		3,823,024
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000		8,025,200
NY St Envr Facs Corp Muni Wtr	5.00%	6/15/2036	AAA	1,250		1,454,550
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AAA	2,795		3,301,650
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AAA	5,000		5,609,450
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	5.75%	7/1/2037	BBB-	2,600		2,543,216
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	BBB+	4,500		4,621,050

Total						40,440,853

Total Municipal Bonds (cost $355,140,410)						382,629,505

				Shares (000)

SHORT-TERM INVESTMENTS 0.75%

Money Market Mutual Fund 0.00%

Dreyfus NY Municipal Cash Management (cost $331)				—	(j)	331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2012

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value

Variable Rate Demand Note 0.75%

General Obligation

New York City NY Ser A-4 (cost $2,900,000)	0.20%	1/2/2013	8/1/2038	AAA	$2,900	$2,900,000

Total Short-Term Investments (cost $2,900,331)						2,900,331

Total Investments in Securities 100.17% (cost $358,040,741)						385,529,836

Liabilities in Excess of Cash and Other Assets (h) (0.17%)						(655,191)

Net Assets 100.00%						$384,874,645

Open Futures Contracts at December 31, 2012:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation

U.S. 10-Year Treasury Note	March 2013	60	Short	$(7,966,875)	$26,146
U.S. 30-Year Treasury Bond	March 2013	64	Short	(9,440,000)	113,390

Totals				$(17,406,875)	$139,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
December 31, 2012

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2012.
TCRS	Transferable Custodial Receipts.

#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Securities purchased on a when-issued basis (See Note 2(g)).
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.

(c)	This investment has been rated by Fitch IBCA.
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Fund received partial payment from issuer.
(j)	Amount represents less than 1,000 shares.
(k)	Valued at zero as of December 31, 2012.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds

Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of December 31, 2012, each Fund, except for Short Duration, had open futures contracts.

(d)

When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2012, as well as the average trust certificates outstanding for the period ended December 31, 2012:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding

Short Duration	$17,000,000.14%		$34,776,660	$17,000,000
Intermediate	11,815,000	.13% - .15%	26,105,014	11,815,000
AMT Free	—	—	—	—
National	62,165,000	.13% - .19%	148,307,159	77,630,000
High Yield	41,160,000	.13% - .19%	125,962,991	56,910,000
California	1,500,000.14%		3,647,730	1,500,000
New Jersey	—	—	—	—
New York	4,030,000.14%		9,311,686	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2012, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

Notes to Schedule of Investments (unaudited)(continued)

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of December 31, 2012 in valuing each Fund’s assets and liabilities carried at fair value:

	Short Duration

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,243,418,473	$—	$2,243,418,473
Variable Rate Demand Notes	—	387,002,650	—	387,002,650

Total	$—	$2,630,421,123	$—	$2,630,421,123

Liabilities
Trust Certificates	$—	$(17,000,000)	$—	$(17,000,000)

Total	$—	$(17,000,000)	$—	$(17,000,000)

	Intermediate

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$4,040,346,361	$—	$4,040,346,361
Money Market Mutual Fund	1,775	—	—	1,775
Variable Rate Demand Notes	—	25,905,000	—	25,905,000

Total	$1,775	$4,066,251,361	$—	$4,066,253,136

Liabilities
Trust Certificates	$—	$(11,815,000)	$—	$(11,815,000)

Total	$—	$(11,815,000)	$—	$(11,815,000)

Other Financial Instruments
Futures Contracts
Assets	$1,031,518	$—	$—	$1,031,518
Liabilities	—	—	—	—

Total	$1,031,518	$—	$—	$1,031,518

Notes to Schedule of Investments (unaudited)(continued)

	AMT Free

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$181,397,430	$—	$181,397,430

Total	$—	$181,397,430	$—	$181,397,430

Other Financial Instruments
Futures Contracts
Assets	$68,691	$—	$—	$68,691
Liabilities	—	—	—	—

Total	$68,691	$—	$—	$68,691

	National

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,192,440,926	$—	$2,192,440,926
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Notes		4,800,000	—	4,800,000

Total	$908	$2,197,240,926	$—	$2,197,241,834

Liabilities:
Trust Certificates	$—	$(62,165,000)	$—	$(62,165,000)

Total	$—	$(62,165,000)	$—	$(62,165,000)

Other Financial Instruments
Futures Contracts
Assets	$775,232	$—	$—	$775,232
Liabilities	—	—	—	—

Total	$775,232	$—	$—	$775,232

	High Yield

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$2,095,022,671	$—	$2,095,022,671
Money Market Mutual Fund	797	—	—	797
Variable Rate Demand Notes	—	22,350,000	—	22,350,000

Total	$797	$2,117,372,671	$—	$2,117,373,468

Liabilities
Trust Certificates	$—	$(41,160,000)	$—	$(41,160,000)

Total	$—	$(41,160,000)	$—	$(41,160,000)

Other Financial Instruments
Futures Contracts
Assets	$536,602	$—	$—	$536,602
Liabilities	—	—	—	—

Total	$536,602	$—	$—	$536,602

	California

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$260,386,203	$—	$260,386,203
Money Market Mutual Fund	26	—	—	26
Variable Rate Demand Note	—	500,000	—	500,000

Total	$26	$260,886,203	$—	$260,886,229

Liabilities
Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)

Total	$—	$(1,500,000)	$—	$(1,500,000)

Other Financial Instruments
Futures Contracts
Assets	$125,855	$—	$—	$125,855
Liabilities	—	—	—	—

Total	$125,855	$—	$—	$125,855

Notes to Schedule of Investments (unaudited)(continued)

	New Jersey

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$147,677,392	$—	$147,677,392
Money Market Mutual Fund	5	—	—	5

Total	$5	$147,677,392	$—	$147,677,397

Other Financial Instruments
Futures Contracts
Assets	$62,217	$—	$—	$62,217
Liabilities	—	—	—	—

Total	$62,217	$—	$—	$62,217

	New York

Investment Type*	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$382,629,505	$—	$382,629,505
Money Market Mutual Fund	331	—	—	331
Variable Rate Demand Note	—	2,900,000	—	2,900,000

Total	$331	$385,529,505	$—	$385,529,836

Liabilities:
Trust Certificates	$—	$(4,030,000)	$—	$(4,030,000)

Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments
Futures Contracts
Assets	$139,536	$—	$—	$139,536
Liabilities	—	—	—	—

Total	$139,536	$—	$—	$139,536

* See Schedule of Investments for fair values in each industry.

(g)

Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the period ended December 31, 2012 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2012:

Unrealized Appreciation as of December 31, 2012

Intermediate	$1,031,518
AMT Free	68,691
National	775,232
High Yield	536,602
California	125,855
New Jersey	62,217
New York	139,536

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of December 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain

Short Duration	$2,569,793,897	$49,969,212	$(6,341,986)	$43,627,226
Intermediate	3,824,325,598	247,267,704	(17,155,166)	230,112,538
AMT Free	169,105,081	12,847,053	(554,704)	12,292,349
National	1,953,356,107	209,192,637	(27,471,910)	181,720,727
High Yield	2,000,860,760	207,854,646	(132,501,938)	75,352,708
California	234,574,751	25,362,078	(550,600)	24,811,478
New Jersey	136,210,258	13,117,375	(1,650,236)	11,467,139
New York	353,813,475	29,947,587	(2,261,226)	27,686,361

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trust and other temporary adjustments.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2013

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster

Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2013

	By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2013